UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05002

Deutsche DWS Variable Series II

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series II

(formerly Deutsche Variable Series II)

DWS Alternative Asset Allocation VIP

(formerly Deutsche Alternative Asset Allocation VIP)

Contents

3	Performance Summary
5	Portfolio Summary
5	Portfolio Management Team
6	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
15	Information About Your Fund’s Expenses
16	Proxy Voting
17	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. The Fund expects to invest in underlying funds that emphasize alternatives or non-traditional asset categories or investment strategies, and as a result, it is subject to the risk factors of those underlying funds. Some of those risks include: stock market risk; the political, general economic, liquidity and currency risks of foreign investments, which may be particularly significant for emerging markets; credit and interest rate risk; floating rate loan risk; volatility in commodity prices, infrastructure and high-yield debt securities; market direction risk (market advances when short, market declines when long); and short sales risk. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Because Exchange Traded Notes (ETNs) are senior, unsecured, unsubordinated debt securities of an issuer (typically a bank or bank holding company), ETNs are subject to the credit risk of the issuer and may lose value due to a downgrade in the issuer’s credit rating. The returns of an ETN are linked to the performance of an underlying instrument (typically an index), minus applicable fees. ETNs typically do not make periodic interest payments and principal typically is not protected. The value of an ETN may fluctuate based on factors such as time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the underlying assets. The Fund bears its proportionate share of any fees and expenses borne by the ETN. Because ETNs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. The Fund may use derivatives, including as part of its currency and interest-rate strategies. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The success of the Fund’s currency and interest-rate strategies are dependent, in part, on the effectiveness and implementation of portfolio management’s proprietary models. As part of these strategies, the Fund’s exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. The risk of loss is heightened during periods of rapid rises in interest rates. In addition, the notional amount of the Fund’s aggregate currency and interest-rate exposure resulting from these strategies may significantly exceed the net assets of the Fund. Please read prospectus for additional risks and specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE    NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 1.36% and 1.65% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment in DWS Alternative Asset Allocation VIP from 2/2/09 to 6/30/18

The Morgan Stanley Capital International (MSCI) World Index captures large and mid cap representation across 23 Developed Market countries.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

The Blended Index is calculated using the performance of two unmanaged indices, representative of stocks (the MSCI World Index (70%)) and bonds (the Bloomberg Barclays U.S. Aggregate Bond Index (30%)). These results are summed to produce the aggregate benchmark.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Alternative Asset Allocation VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$9,612	$10,009	$10,338	$10,860	$16,111
	Average annual total return	–3.88%	0.09%	1.11%	1.66%	5.20%
MSCI World Index	Growth of $10,000	$10,043	$11,109	$12,765	$16,061	$30,339
	Average annual total return	0.43%	11.09%	8.48%	9.94%	12.52%
Bloomberg Barclays U.S. Aggregate Bond Index	Growth of $10,000	$9,838	$9,960	$10,525	$11,189	$13,969
	Average annual total return	–1.62%	–0.40%	1.72%	2.27%	3.62%
Blended Index	Growth of $10,000	$9,988	$10,760	$12,092	$14,492	$24,611
	Average annual total return	–0.12%	7.60%	6.54%	7.70%	10.04%

The growth of $10,000 is cumulative.

*

The Fund commenced offering Class A shares on February 2, 2009. The performance shown for each index is for the time period of January 31, 2009 through June 30, 2018, which is based on the performance period of the life of the Fund.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	|	3

DWS Alternative Asset Allocation VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$9,605	$9,980	$10,246	$10,708	$14,460
	Average annual total return	–3.95%	–0.20%	0.81%	1.38%	4.13%
MSCI World Index	Growth of $10,000	$10,043	$11,109	$12,765	$16,061	$27,335
	Average annual total return	0.43%	11.09%	8.48%	9.94%	11.66%
Bloomberg Barclays U.S. Aggregate Bond Index	Growth of $10,000	$9,838	$9,960	$10,525	$11,189	$13,647
	Average annual total return	–1.62%	–0.40%	1.72%	2.27%	3.47%
Blended Index	Growth of $10,000	$9,988	$10,760	$12,092	$14,492	$21,818
	Average annual total return	–0.12%	7.60%	6.54%	7.70%	8.97%

The growth of $10,000 is cumulative.

**	The Fund commenced offering Class B shares on May 18, 2009. The performance shown for each index is for the time period of May 31, 2009 through June 30, 2018, which is based on the performance period of the life of Class B.

‡	Total returns shown for periods less than one year are not annualized.

4	|	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Portfolio Summary	(Unaudited)

Asset Allocation* (As a % of Investment Portfolio excluding Cash Equivalents)	6/30/18	12/31/17
Real Asset	52%	49%
DWS Enhanced Commodity Strategy Fund	19%	14%
iShares Global Infrastructure ETF	10%	10%
DWS RREEF Real Estate Securities Fund	9%	4%
DWS RREEF Global Real Estate Securities Fund	7%	9%
DWS RREEF Global Infrastructure Fund	7%	12%

Alternative Fixed Income	22%	25%
DWS Floating Rate Fund	14%	8%
DWS Emerging Markets Fixed Income Fund	8%	9%
VanEck Vectors JPMorgan EM Local Currency Bond ETF	—	4%
iShares JPMorgan USD Emerging Markets Bond ETF	—	4%

Alternative Equity	22%	20%
SPDR Bloomberg Barclays Convertible Securities ETF	17%	15%
iShares U.S. Preferred Stock ETF	5%	5%

Absolute Return	4%	6%
Invesco DB U.S. Dollar Index Bullish Fund	4%	—
DWS Global Macro Fund	0%	—
VelocityShares Daily Inverse VIX Short Term ETN	—	3%
PowersShares DB U.S. Dollar Index Bullish Fund	—	2%
ProShares Short VIX Short-Term Futures ETF	—	1%
	100%	100%

*	During the periods indicated, asset categories and investment strategies represented in the Fund’s portfolio fell into the following categories: Real Assets, Alternative Fixed Income, Alternative Equity, and Absolute Return. Real Asset investments have a tangible or physical aspect such as real estate or commodities. Alternative Fixed Income investments seek to offer exposure to categories generally not included in investors’ allocations and to foreign investments, many of which are not denominated in US dollars. Alternative Equity investments are investments primarily in convertible and preferred instruments that offer equity exposure. Absolute Return investments seek positive returns in all market environments or seek to increase the diversification or liquidity of the Fund’s portfolio.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 6.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Darwei Kung, Managing Director

Portfolio Managers

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	|	5

Investment Portfolio	June 30, 2018 (Unaudited)

	Shares	Value ($)
Mutual Funds 59.6%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)	1,762,721	15,511,944
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	2,976,965	35,425,879
DWS Floating Rate Fund “Institutional” (a)	3,180,042	26,012,745
DWS Global Infrastructure Fund “Institutional” (a)	917,295	13,172,365
DWS Global Macro Fund “Institutional”* (a)	54,415	528,912
DWS Global Real Estate Securities Fund “Institutional” (a)	1,564,437	13,892,205
DWS Real Estate Securities Fund “Institutional” (a)	802,650	16,301,818
Total Mutual Funds (Cost $120,023,055)		120,845,868

	Shares	Value ($)
Exchange-Traded Funds 34.5%
iShares Global Infrastructure ETF	437,235	18,787,988
iShares U.S. Preferred Stock ETF	289,140	10,903,469
Invesco DB U.S. Dollar Index Bullish Fund*	318,413	7,941,220
SPDR Bloomberg Barclays Convertible Securities ETF	607,510	32,210,180
Exchange-Traded Funds (Cost $68,016,225)		69,842,857

Cash Equivalents 7.9%
DWS Central Cash Management Government Fund, 1.85% (a) (Cost $16,043,829)	16,043,829	16,043,829

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $204,083,109)	102.0	206,732,554
Other Assets and Liabilities, Net	(2.0)	(3,958,301)
Net Assets	100.0	202,774,253

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Mutual Funds 59.6%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
16,551,326	333,572	—	—	(1,372,954)	333,572	—	1,762,721	15,511,944
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
25,128,692	10,478,939	—	—	(181,752)	108,939	—	2,976,965	35,425,879
DWS Floating Rate Fund “Institutional” (a)
13,334,203	12,846,207	—	—	(167,665)	355,207	—	3,180,042	26,012,745
DWS Global Infrastructure Fund “Institutional” (a)
20,825,265	149,112	6,879,000	(79,375)	(843,637)	149,113	—	917,296	13,172,365
DWS Global Macro Fund “Institutional” (a)
—	530,000	—	—	(1,088)	—	—	54,415	528,912
DWS Global Real Estate Securities Fund “Institutional” (a)
14,968,792	1,687,879	2,200,000	(144,866)	(419,600)	606,879	—	1,564,437	13,892,205
DWS Real Estate Securities Fund “Institutional” (a)
7,376,866	9,945,243	1,220,000	(233,409)	433,118	107,513	67,729	802,650	16,301,818
Cash Equivalents 7.9%
DWS Central Cash Management Government Fund, 1.85% (a)
12,941,460	42,717,421	39,615,052	—	—	95,872	—	16,043,829	16,043,829
111,126,604	78,688,373	49,914,052	(457,650)	(2,553,578)	1,757,095	67,729	27,302,355	136,889,697

*	Non-income producing security.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$120,845,868	$—	$—	$120,845,868
Exchange-Traded Funds	69,842,857	—	—	69,842,857
Short-Term Investment	16,043,829	—	—	16,043,829
Total	$206,732,554	$—	$—	$206,732,554

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	|	7

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in affiliated Underlying Funds, at value (cost $136,066,884)	$136,889,697
Investments in non-affiliated Underlying Funds, at value (cost $68,016,225)	69,842,857
Cash	10,000
Receivable for investments sold	2,098,861
Receivable for Fund shares sold	238,386
Interest receivable	17,513
Other assets	1,915
Total assets	209,099,229

Liabilities
Payable for investments purchased	6,171,261
Payable for Fund shares redeemed	49,682
Accrued Trustees’ fees	2,636
Other accrued expenses and payables	101,397
Total liabilities	6,324,976
Net assets, at value	$202,774,253

Net Assets Consist of
Undistributed net investment income	2,522,987
Net unrealized appreciation (depreciation) on investments	2,649,445
Accumulated net realized gain (loss)	(13,304,222)
Paid-in capital	210,906,043
Net assets, at value	$202,774,253
Class A
Net Asset Value, offering and redemption price per share ($27,287,891 ÷ 2,131,306 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.80
Class B
Net Asset Value, offering and redemption price per share ($175,486,362 ÷ 13,698,639 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.81

     Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Income distributions from affiliated Underlying Funds	$1,757,095
Dividends	1,081,746
Total income	2,838,841
Expenses:
Management fee	542,098
Administration fee	94,072
Record keeping fees (Class B)	62,468
Services to shareholders	1,697
Distribution service fee (Class B)	201,733
Custodian fee	3,169
Professional fees	36,528
Reports to shareholders	21,563
Registration fees	20
Trustees’ fees and expenses	8,574
Other	2,882
Total expenses before expense reductions	974,804
Expense reductions	(599,686)
Total expenses after expense reductions	375,118
Net investment income (loss)	2,463,723

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated Underlying Funds	(457,650)
Sale of non-affiliated Underlying Funds	(6,362,026)
Capital gain distributions from affiliated Underlying Funds	67,729
(6,751,947)
Change in net unrealized appreciation (depreciation) on investments
Affiliated Underlying Funds	(2,553,578)
Non-affiliated Underlying Funds	(470,209)
(3,023,787)
Net gain (loss)	(9,775,734)
Net increase (decrease) in net assets resulting from operations	$(7,312,011)

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$2,463,723	$3,728,776
Net realized gain (loss)	(6,751,947)	(2,891,098)
Change in net unrealized appreciation (depreciation)	(3,023,787)	10,090,153
Net increase (decrease) in net assets resulting from operations	(7,312,011)	10,927,831
Distributions to shareholders from:
Net investment income:
Class A	(576,122)	(586,944)
Class B	(3,035,192)	(2,539,240)
Total distributions	(3,611,314)	(3,126,184)
Fund share transactions:
Class A
Proceeds from shares sold	2,408,187	4,259,606
Reinvestment of distributions	576,122	586,944
Payments for shares redeemed	(1,047,392)	(3,329,766)
Net increase (decrease) in net assets from Class A share transactions	1,936,917	1,516,784
Class B
Proceeds from shares sold	31,477,774	53,356,061
Reinvestment of distributions	3,035,192	2,539,240
Payments for shares redeemed	(6,596,449)	(12,561,333)
Net increase (decrease) in net assets from Class B share transactions	27,916,517	43,333,968
Increase (decrease) in net assets	18,930,109	52,652,399
Net assets at beginning of period	183,844,144	131,191,745
Net assets at end of period (including undistributed net investment income of $2,522,987 and $3,670,578, respectively)	$202,774,253	$183,844,144

Other Information
Class A
Shares outstanding at beginning of period	1,982,448	1,866,984
Shares sold	183,571	321,873
Shares issued to shareholders in reinvestment of distributions	45,507	45,046
Shares redeemed	(80,220)	(251,455)
Net increase (decrease) in Class A shares	148,858	115,464
Shares outstanding at end of period	2,131,306	1,982,448
Class B
Shares outstanding at beginning of period	11,540,895	8,257,413
Shares sold	2,417,908	4,038,118
Shares issued to shareholders in reinvestment of distributions	239,557	194,727
Shares redeemed	(499,721)	(949,363)
Net increase (decrease) in Class B shares	2,157,744	3,283,482
Shares outstanding at end of period	13,698,639	11,540,895

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	|	9

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$13.61		$12.97	$12.60	$13.88	$13.75	$13.90
Income (loss) from investment operations:
Net investment income[a]	.18		.33	.35	.29	.36	.26
Net realized and unrealized gain (loss)	(.71)		.62	.31	(1.13)	.13	(.13)
Total from investment operations	(.53)		.95	.66	(.84)	.49	.13
Less distributions from:
Net investment income	(.28)		(.31)	(.29)	(.41)	(.27)	(.28)
Net realized gains	—		—	—	(.03)	(.09)	—
Total distributions	(.28)		(.31)	(.29)	(.44)	(.36)	(.28)
Net asset value, end of period	$12.80		$13.61	$12.97	$12.60	$13.88	$13.75
Total Return (%)[b,c]	(3.88	)**	7.41	5.30	(6.29)	3.50	.93

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27		27	24	21	20	15
Ratio of expenses before expense reductions (%)[d,e]	.76	*	.64	.56	.53	.56	.64
Ratio of expenses after expense reductions (%)[d,e]	.15	*	.19	.27	.33	.32	.27
Ratio of net investment income (%)	2.81	*	2.50	2.70	2.19	2.54	1.86
Portfolio turnover rate (%)	23	**	55	51	21	28	40

	Six Months Ended 6/30/18		Years Ended December 31,
Class B	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$13.59		$12.96	$12.59	$13.87	$13.74	$13.88
Income (loss) from investment operations:
Net investment income[a]	.17		.31	.31	.25	.31	.22
Net realized and unrealized gain (loss)	(.71)		.59	.31	(1.12)	.14	(.11)
Total from investment operations	(.54)		.90	.62	(.87)	.45	.11
Less distributions from:
Net investment income	(.24)		(.27)	(.25)	(.38)	(.23)	(.25)
Net realized gains	—		—	—	(.03)	(.09)	—
Total distributions	(.24)		(.27)	(.25)	(.41)	(.32)	(.25)
Net asset value, end of period	$12.81		$13.59	$12.96	$12.59	$13.87	$13.74
Total Return (%)[b,c]	(3.95	)**	7.01	4.99	(6.54)	3.24	.75

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	175		157	107	88	94	84
Ratio of expenses before expense reductions (%)[d,e]	1.08	*	.93	.85	.83	.86	.93
Ratio of expenses after expense reductions (%)[d,e]	.44	*	.48	.57	.62	.57	.52
Ratio of net investment income (%)	2.59	*	2.31	2.45	1.84	2.22	1.57
Portfolio turnover rate (%)	23	**	55	51	21	28	40

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Annualized
**	Not annualized

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Alternative Asset Allocation VIP (formerly Deutsche Alternative Asset Allocation VIP) (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (formerly Deutsche Variable Series II) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund mainly invests in other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds”), non-affiliated exchange-traded funds (“Non-affiliated ETFs”), non-affiliated exchange-traded notes (“Non-affiliated ETNs”) and derivative investments. Non-affiliated ETFs, Non-affiliated ETNs and Underlying DWS Funds are collectively referred to as “Underlying Funds.” During the six months ended June 30, 2018, the Fund primarily invested in Underlying DWS Funds and non-affiliated ETFs. Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Funds’ financial statements and are available upon request.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Investments in mutual funds are valued at the net asset value per share of each class of the Underlying DWS Funds and are categorized as Level 1.

ETFs and ETNs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs and ETNs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs and ETNs securities are generally categorized as Level 1.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

At December 31, 2017, the Fund had approximately $3,706,000 of long-term tax basis capital loss carryforwards, which may be applied against realized net taxable capital gains indefinitely.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	|	11

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $186,290,624. The net unrealized appreciation for all investments based on tax cost was $2,826,696. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $7,332,590 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $4,505,894.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and capital gain distributions from Underlying Funds. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend Income is recorded on the ex-dividend date. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $35,970,952 and $10,299,000, respectively. Purchases and sales of Non-affiliated ETFs aggregated $28,935,846 and $31,070,391, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying Funds to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisors.

RREEF America L.L.C. (“RREEF”), an indirect, wholly owned subsidiary of DWS Group, acts as an investment subadvisor to the Fund. As an investment subadvisor to the Fund, RREEF provides investment management services to the portions of the Fund’s portfolio allocated to direct investments in global real estate and global infrastructure securities. RREEF is paid by the Advisor for the services RREEF provides to the Fund. As of the date of this report, the Fund obtained its exposure to global real estate and global infrastructure securities indirectly through investments in other Underlying DWS Funds.

12	|	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

The Fund does not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At June 30, 2018, the Fund held approximately 20% of DWS Emerging Markets Fixed Income Fund and 8% of DWS Floating Rate Fund. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

On assets invested in other DWS Funds	.20%
On assets invested in all other assets not considered DWS Funds	1.20%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.58% of the Fund’s average daily net assets.

In addition, the Advisor will receive management fees from managing the Underlying DWS Funds in which the Fund invests.

For the period from January 1, 2018 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and Underlying Funds) of each class as follows:

Class A	.23%
Class B	.53%

In addition, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses for the period January 1, 2018 through September 30, 2018 to the extent necessary to maintain the fund’s total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) of each class as follows:

Class A	.86%
Class B	1.15%

For the six months ended June 30, 2018, the Advisor has voluntarily agreed to waive 0.15% of its management fee.

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$81,068
Class B	518,618
$599,686

The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $94,072, of which $16,409 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$65	$21
Class B	121	39
	$186	$60

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	|	13

Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS AM Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2018, the Distribution Service Fee aggregated $201,733, of which $35,433 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $5,838, of which $5,091 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.

D. Ownership of the Fund

At June 30, 2018, one participating insurance company was the owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 88%. Three participating insurance companies were the owner of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 54%, 31% and 10%, respectively.

E. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series II was renamed Deutsche DWS Variable Series II and Deutsche Alternative Asset Allocation VIP was renamed DWS Alternative Asset Allocation VIP.

14	|	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the expense of the Underlying Funds in which the Fund invests. These expenses are not included in the Fund’s annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, the Fund limited the ongoing expenses the Fund bears directly; had it not done so, expenses would have been higher. The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$961.20	$960.50
Expenses Paid per $1,000*	$.73	$2.14

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,024.05	$1,022.61
Expenses Paid per $1,000*	$.75	$2.21

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B
Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	.15%	.44%

**	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	|	15

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

16	|	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Alternative Asset Allocation VIP’s (now known as DWS Alternative Asset Allocation VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and RREEF America L.L.C. (“RREEF”), an affiliate of DIMA, in September 2017.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	|	17

put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, since inception, DIMA has waived voluntarily a portion (0.15%) of the Fund’s management fee. With respect to any sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted the Fund’s total (net) operating expenses and noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the Deutsche Funds along with the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Fund, but did receive such information with respect to the funds in which the Fund invests. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

18	|	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	|	19

VS2AAA-3 (R-028379-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series II

(formerly Deutsche Variable Series II)

DWS CROCI® U.S. VIP

(formerly Deutsche CROCI® U.S. VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
15	Information About Your Fund’s Expenses
16	Proxy Voting
17	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

The Fund will be managed using the CROCI® Investment Process which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Stocks may decline in value. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 0.82% and 1.15% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment in DWS CROCI® U.S. VIP

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Prior to October 3, 2016, the Fund had a team that operated with a different investment strategy. Performance would have been different if the Fund’s current strategy had been in effect.

Comparative Results

DWS CROCI® U.S. VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,855	$10,817	$10,438	$13,647	$15,673
	Average annual total return	–1.45%	8.17%	1.44%	6.42%	4.60%
S&P 500® Index	Growth of $10,000	$10,265	$11,437	$14,023	$18,770	$26,340
	Average annual total return	2.65%	14.37%	11.93%	13.42%	10.17%

DWS CROCI® U.S. VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,842	$10,780	$10,352	$13,450	$15,207
	Average annual total return	–1.58%	7.80%	1.16%	6.11%	4.28%
S&P 500® Index	Growth of $10,000	$10,265	$11,437	$14,023	$18,770	$26,340
	Average annual total return	2.65%	14.37%	11.93%	13.42%	10.17%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	99%	99%
Cash Equivalent	1%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
Utilities	25%	14%
Financials	17%	18%
Health Care	16%	15%
Consumer Staples	11%	10%
Consumer Discretionary	10%	15%
Industrials	10%	15%
Information Technology	8%	8%
Materials	2%	5%
Telecommunication Services	1%	—
Total	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team

Di Kumble, CFA, Managing Director

John Moody, Vice President

Portfolio Managers

4	|	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 98.5%
Consumer Discretionary 10.3%
Automobiles 2.6%
General Motors Co.	98,183	3,868,410

Household Durables 7.7%
D.R. Horton, Inc.	90,128	3,695,248
Garmin Ltd.	62,600	3,818,600
Mohawk Industries, Inc.*	17,594	3,769,867

		11,283,715

Consumer Staples 10.7%
Beverages 5.4%
Coca-Cola Co.	88,385	3,876,566
PepsiCo, Inc.	38,149	4,153,282

		8,029,848

Food Products 2.6%
Tyson Foods, Inc. “A”	55,327	3,809,264

Household Products 2.7%
Procter & Gamble Co.	50,917	3,974,581

Financials 16.8%
Banks 7.2%
Citigroup, Inc.	52,645	3,523,003
JPMorgan Chase & Co.	33,242	3,463,816
U.S. Bancorp.	73,143	3,658,613

		10,645,432

Consumer Finance 9.6%
American Express Co.	36,847	3,611,006
Capital One Financial Corp.	38,548	3,542,561
Discover Financial Services	48,009	3,380,314
Synchrony Financial	105,347	3,516,483

		14,050,364

Health Care 15.6%
Biotechnology 7.9%
Amgen, Inc.	21,199	3,913,123
Biogen, Inc.*	13,225	3,838,424
Gilead Sciences, Inc.	55,017	3,897,404

		11,648,951

Pharmaceuticals 7.7%
Johnson & Johnson	30,081	3,650,029
Merck & Co., Inc.	63,050	3,827,135
Pfizer, Inc.	104,697	3,798,407

		11,275,571

Industrials 9.5%
Airlines 2.4%
Southwest Airlines Co.	70,980	3,611,463

Industrial Conglomerates 2.5%
Honeywell International, Inc.	25,240	3,635,822

	Shares	Value ($)
Machinery 2.3%
Cummins, Inc.	24,995	3,324,335

Professional Services 2.3%
ManpowerGroup, Inc.	39,354	3,386,805

Information Technology 7.6%
IT Services
Amdocs Ltd.	56,804	3,759,857
Cognizant Technology Solutions Corp. “A”	48,859	3,859,372
International Business Machines Corp.	25,782	3,601,745

		11,220,974

Materials 2.4%
Chemicals
LyondellBasell Industries NV “A”	31,974	3,512,344

Telecommunication Services 1.3%
Diversified Telecommunication Services
AT&T, Inc.	57,561	1,848,284

Utilities 24.3%
Electric Utilities 13.4%
American Electric Power Co., Inc.	56,979	3,945,796
Exelon Corp.	94,185	4,012,281
NextEra Energy, Inc.	23,767	3,969,802
PPL Corp.	138,653	3,958,543
Xcel Energy, Inc.	84,676	3,868,000

		19,754,422

Multi-Utilities 10.9%
CMS Energy Corp.	84,103	3,976,390
Consolidated Edison, Inc.	50,094	3,906,330
DTE Energy Co.	37,210	3,856,072
Sempra Energy	36,481	4,235,809

		15,974,601
Total Common Stocks (Cost $144,300,767)		144,855,186

Cash Equivalent 1.4%
DWS Central Cash Management Government Fund, 1.85% (a) (Cost $1,989,206)	1,989,206	1,989,206

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $146,289,973)	99.9	146,844,392
Other Assets and Liabilities, Net	0.1	163,908
Net Assets	100.0	147,008,300

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	|	5

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (a) (b)
4,968,641	—	4,968,641	—	—	1,913	—	—	—
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 1.85% (a)
1,372,351	11,550,583	10,933,728	—	—	10,522	—	1,989,206	1,989,206
6,340,992	11,550,583	15,902,369	—	—	12,435	—	1,989,206	1,989,206

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$144,855,186	$—	$—	$144,855,186
Short-Term Investment	1,989,206	—	—	1,989,206
Total	$146,844,392	$—	$—	$146,844,392

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Statement of

Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $144,300,767)	$144,855,186
Investment in DWS Central Cash Management Government Fund (cost $1,989,206)	1,989,206
Cash	64
Receivable for Fund shares sold	88,765
Dividends receivable	249,302
Interest receivable	5,857
Other assets	1,473
Total assets	147,189,853

Liabilities
Payable for Fund shares redeemed	38,096
Accrued management fee	65,787
Accrued Trustees’ fees	2,930
Other accrued expenses and payables	74,740
Total liabilities	181,553
Net assets, at value	$147,008,300

Net Assets Consist of
Undistributed net investment income	1,333,362
Net unrealized appreciation (depreciation) on Investments	554,419
Accumulated net realized gain (loss)	6,844,430
Paid-in capital	138,276,089
Net assets, at value	$147,008,300

Net Asset Value
Class A
Net Asset Value, and redemption price per share ($143,570,874 ÷ 9,688,084 shares of capital stock outstanding, no par value, unlimited shares authorized)	$14.82
Class B
Net Asset Value, offering and redemption price per share ($3,437,426 ÷ 231,017 shares of capital stock outstanding, no par value, unlimited shares authorized)	$14.88

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends	$1,907,959
Income distributions — DWS Central Cash Management Government Fund	10,522
Securities lending income, net of borrower rebates	1,913
Total income	1,920,394
Expenses:
Management fee	490,303
Administration fee	75,431
Services to Shareholders	1,918
Record keeping fee (Class B)	1,066
Distribution service fees (Class B)	4,315
Custodian fee	4,637
Professional fees	37,621
Reports to shareholders	13,036
Trustees’ fees and expenses	6,510
Other	7,245
Total expenses before expense reductions	642,082
Expense reductions	(91,050)
Total expenses after expense reductions	551,032
Net investment income	1,369,362

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	7,932,118
Change in net unrealized appreciation (depreciation) on investments	(11,508,898)
Net gain (loss)	(3,576,780)
Net increase (decrease) in net assets resulting from operations	$(2,207,418)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	|	7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2017
Operations:
Net investment income	$1,369,362	$3,581,174
Net realized gain (loss)	7,932,118	32,463,285
Change in net unrealized appreciation (depreciation)	(11,508,898)	10,347,153
Net increase (decrease) in net assets resulting from operations	(2,207,418)	46,391,612
Distributions to shareholders from:
Net investment income:
Class A	(3,644,129)	(3,625,439)
Class B	(74,552)	(42,548)
Net realized gains:
Class A	(10,433,793)	—
Class B	(243,480)	—
Total distributions	(14,395,954)	(3,667,987)
Fund share transactions:
Class A
Proceeds from shares sold	1,418,345	3,856,097
Reinvestment of distributions	14,077,922	3,625,439
Payments for shares redeemed	(8,472,524)	(124,081,648)
Net increase (decrease) in net assets from Class A share transactions	7,023,743	(116,600,112)
Class B
Proceeds from shares sold	52,006	97,651
Reinvestment of distributions	318,032	42,548
Payments for shares redeemed	(67,393)	(815,252)
Net increase (decrease) in net assets from Class B share transactions	302,645	(675,053)
Increase (decrease) in net assets	(9,276,984)	(74,551,540)
Net assets at beginning of period	156,285,284	230,836,824
Net assets at end of period (including undistributed net investment income of $1,333,362 and $3,682,681, respectively)	$147,008,300	$156,285,284

Other Information
Class A
Shares outstanding at beginning of period	9,181,648	16,529,732
Shares sold	89,467	255,906
Shares issued to shareholders in reinvestment of distributions	953,143	245,460
Shares redeemed	(536,174)	(7,849,450)
Net increase (decrease) in Class A shares	506,436	(7,348,084)
Shares outstanding at end of period	9,688,084	9,181,648
Class B
Shares outstanding at beginning of period	210,410	254,820
Shares sold	3,286	6,516
Shares issued to shareholders in reinvestment of distributions	21,431	2,869
Shares redeemed	(4,110)	(53,795)
Net increase (decrease) in Class B shares	20,607	(44,410)
Shares outstanding at end of period	231,017	210,410

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$16.64		$13.75	$15.29	$17.38	$15.97	$12.45
Income (loss) from investment operations:
Net investment income (loss)[a]	.14		.24	.23	.11	.24	.26
Net realized and unrealized gain (loss)	(.38)		2.88	(.93)	(1.20)	1.45	3.54
Total from investment operations	(.24)		3.12	(.70)	(1.09)	1.69	3.80
Less distributions from:
Net investment income	(.41)		(.23)	(.14)	(.25)	(.28)	(.28)
Net realized gains on investment transactions	(1.17)		—	(.70)	(.75)	—	—
Total distributions	(1.58)		(.23)	(.84)	(1.00)	(.28)	(.28)
Net asset value, end of period	$14.82		$16.64	$13.75	$15.29	$17.38	$15.97
Total Return (%)[b]	(1.45	)**	22.88 [c]	(4.39)	(6.87)	10.72	30.89

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	144		153	227	293	430	432
Ratio of expenses before expense reductions (%)[d]	.84	*	.82	.81	.78	.78	.78
Ratio of expenses after expense reductions (%)[d]	.72	*	.72	.74	.73	.73	.74
Ratio of net investment income (loss) (%)	1.83	*	1.59	1.66	.65	1.43	1.82
Portfolio turnover rate (%)	45	**	97	293	121	133	54

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	The Fund’s total return includes a reimbursement by the Adviser for commission costs incurred in connection with purchases and sales of portfolio assets due to the change in investment strategy, which otherwise would have reduced total return by 0.03%.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/18		Years Ended December 31,
Class B	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$16.67		$13.78	$15.31	$17.40	$15.99	$12.46
Income (loss) from investment operations:
Net investment income (loss)[a]	.12		.20	.19	.06	.18	.22
Net realized and unrealized gain (loss)	(.38)		2.87	(.92)	(1.21)	1.46	3.55
Total from investment operations	(.26)		3.07	(.73)	(1.15)	1.64	3.77
Less distributions from:
Net investment income	(.36)		(.18)	(.10)	(.19)	(.23)	(.24)
Net realized gains on investment transactions	(1.17)		—	(.70)	(.75)	—	—
Total distributions	(1.53)		(.18)	(.80)	(.94)	(.23)	(.24)
Net asset value, end of period	$14.88		$16.67	$13.78	$15.31	$17.40	$15.99
Total Return (%)[b]	(1.58	)**	22.45 [c]	(4.62)	(7.16)	10.36	30.54

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		4	4	4	5	5
Ratio of expenses before expense reductions (%)[d]	1.16	*	1.15	1.13	1.10	1.09	1.09
Ratio of expenses after expense reductions (%)[d]	1.04	*	1.03	1.05	1.04	1.04	1.05
Ratio of net investment income (loss) (%)	1.51	*	1.31	1.37	.35	1.10	1.52
Portfolio turnover rate (%)	45	**	97	293	121	133	54

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	The Fund’s total return includes a reimbursement by the Adviser for commission costs incurred in connection with purchases and sales of portfolio assets due to the change in investment strategy, which otherwise would have reduced total return by 0.03%.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	|	9

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP) (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (formerly Deutsche Variable Series II) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into

10	|	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds including DWS Government and Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had no securities on loan.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $150,299,681. The net unrealized appreciation for all investments based on tax cost was $11,084,333. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $14,811,764 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $3,727,431.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	|	11

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment transactions (excluding short-term investments) aggregated $68,412,595 and $72,839,513, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million	.650%
Next $750 million	.625%
Next $1.5 billion	.600%
Next $2.5 billion	.575%
Next $2.5 billion	.550%
Next $2.5 billion	.525%
Next $2.5 billion	.500%
Over $12.5 billion	.475%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.

For the period from January 1, 2018 through April 30, 2018, the Advisor had contractually agreed to waive all or a portion of its fee and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.72%
Class B	1.03%

For the period from May 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive all or a portion of its fee and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.73%
Class B	1.06%

12	|	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$88,946
Class B	2,104
$91,050

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $75,431, of which $12,121 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$195	$68
Class B	110	36
	$305	$104

Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2018, the Distribution Service Fee aggregated $4,315, of which $706 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $5,233, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2018, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $144.

D. Ownership of the Fund

At June 30, 2018, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 62% and 28%. Two participating insurance companies was the owner of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 61% and 16%.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	|	13

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

F. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series II was renamed Deutsche DWS Variable Series II and Deutsche CROCI U.S. VIP was renamed DWS CROCI U.S. VIP.

14	|	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$985.50	$984.20
Expenses Paid per $1,000*	$3.54	$5.12

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,021.22	$1,019.64
Expenses Paid per $1,000*	$3.61	$5.21

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	0.72%	1.04%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	|	15

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

16	|	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche CROCI® U.S. VIP’s (now known as DWS CROCI® U.S. VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	|	17

regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board considered that, effective October 3, 2016, the Fund changed its investment strategy and portfolio managers and noted that the Fund further changed its investment strategy, effective May 1, 2017. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

18	|	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	|	19

VS2CUS-3 (R-028386-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series II

(formerly Deutsche Variable Series II)

DWS Global Equity VIP

(formerly Deutsche Global Equity VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
15	Information About Your Fund’s Expenses
16	Proxy Voting
17	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series II — DWS Global Equity VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 is 1.06% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment in DWS Global Equity VIP

The MSCI All Country World Index captures large and mid cap representation across 23 Developed Markets and 23 Emerging Markets countries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Global Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,051	$10,929	$12,468	$15,309	$12,648
	Average annual total return	0.51%	9.29%	7.63%	8.89%	2.38%
MSCI All Country World Index	Growth of $10,000	$9,957	$11,073	$12,662	$15,679	$17,569
	Average annual total return	–0.43%	10.73%	8.19%	9.41%	5.80%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series II — DWS Global Equity VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	99%	98%
Cash Equivalents	1%	2%
Preferred Stock	—	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
Information Technology	29%	26%
Financials	19%	19%
Health Care	15%	19%
Industrials	11%	11%
Consumer Discretionary	9%	7%
Materials	6%	6%
Consumer Staples	5%	6%
Energy	4%	3%
Telecommunication Services	1%	2%
Personal Products	1%	—
Real Estate	—	1%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
United States	48%	51%
Germany	10%	7%
China	8%	6%
Canada	7%	9%
United Kingdom	7%	7%
Switzerland	5%	7%
France	3%	3%
Japan	3%	1%
Luxembourg	2%	1%
Sweden	2%	1%
Ireland	2%	2%
Finland	1%	2%
Others	2%	3%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team

Sebastian P. Werner, PhD, Director

Mark Schumann, CFA, Director

Portfolio Managers

4	|	Deutsche DWS Variable Series II — DWS Global Equity VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 98.5%
Canada 7.0%
Agnico Eagle Mines Ltd.	6,800	311,644
Alimentation Couche-Tard, Inc. “B”	6,300	273,680
Brookfield Asset Management, Inc. “A”	18,200	738,300
Canada Goose Holdings, Inc.*	6,100	358,766
Toronto-Dominion Bank	6,600	381,998

(Cost $1,240,112)		2,064,388

China 8.3%
Alibaba Group Holding Ltd. (ADR)*	3,000	556,590
China Life Insurance Co., Ltd. “H”	131,000	338,843
China Literature Ltd. 144A*	14	132
Momo, Inc. (ADR)*	5,500	239,250
New Oriental Education & Technology Group, Inc. (ADR)	2,455	232,390
Ping An Insurance (Group) Co. of China Ltd. “H”	41,500	382,676
Tencent Holdings Ltd.	13,500	680,676

(Cost $2,061,716)		2,430,557

Finland 0.9%
Sampo Oyj “A” (Cost $249,467)	5,500	268,379

France 3.2%
Air Liquide SA	1,500	188,139
TOTAL SA	5,300	322,480
VINCI SA	4,400	422,517

(Cost $940,990)		933,136

Germany 9.6%
adidas AG	985	215,085
Allianz SE (Registered)	2,900	599,203
BASF SE	3,200	305,604
Deutsche Boerse AG	3,200	426,377
Evonik Industries AG	8,175	279,592
Fresenius Medical Care AG & Co. KGaA	6,107	615,427
Siemens AG (Registered)	2,800	369,171

(Cost $2,441,967)		2,810,459

Ireland 1.5%
Kerry Group PLC “A” (a)	3,721	389,238
Kerry Group PLC “A” (a)	379	39,621

(Cost $278,106)		428,859

Japan 3.0%
Komatsu Ltd.	7,400	211,965
Mitsubishi UFJ Financial Group, Inc.	44,200	253,115
Omron Corp.	3,600	168,264
SMC Corp.	700	257,842

(Cost $1,059,433)		891,186

Luxembourg 2.4%
Eurofins Scientific	700	388,981
Globant SA* (b)	5,433	308,540

(Cost $433,497)		697,521

	Shares	Value ($)

Malaysia 0.7%
IHH Healthcare Bhd. (Cost $177,866)	136,600	206,580

Netherlands 1.0%
Heineken NV (Cost $305,281)	2,900	290,849

Norway 0.5%
Marine Harvest ASA (Cost $82,231)	7,200	143,257

Sweden 2.2%
Alfa Laval AB	7,000	165,977
Assa Abloy AB “B”	10,800	229,963
Spotify Technology SA* (b)	1,400	235,536

(Cost $586,895)		631,476

Switzerland 4.4%
Comet Holding AG (Registered)*	1,400	151,215
Lonza Group AG (Registered)*	2,700	715,657
Nestle SA (Registered)	5,509	427,513

(Cost $759,219)		1,294,385

United Kingdom 6.5%
Aon PLC (b)	2,070	283,942
Compass Group PLC	22,300	475,834
Experian PLC	16,400	404,586
Halma PLC	23,900	431,568
Spirax-Sarco Engineering PLC	3,650	313,307

(Cost $1,357,350)		1,909,237

United States 47.3%
A.O. Smith Corp.	3,500	207,025
Activision Blizzard, Inc.	6,800	518,976
Alphabet, Inc. “A”*	580	654,930
American Express Co.	3,200	313,600
AMETEK, Inc.	6,300	454,608
Amphenol Corp. “A”	7,000	610,050
Apple, Inc.	1,779	329,311
Applied Materials, Inc.	6,300	290,997
Becton, Dickinson & Co.	2,705	648,010
Bristol-Myers Squibb Co.	3,250	179,855
CBRE Group, Inc. “A”*	4,700	224,378
Danaher Corp.	6,300	621,684
Ecolab, Inc.	2,460	345,212
EOG Resources, Inc.	3,300	410,619
EPAM Systems, Inc.*	2,550	317,041
Evolent Health, Inc. “A”*	13,400	282,070
Facebook, Inc. “A”*	2,330	452,765
Fidelity National Information Services, Inc.	3,000	318,090
Hilton Worldwide Holdings, Inc.	2,700	213,732
Intuit, Inc.	1,600	326,888
JPMorgan Chase & Co.	6,664	694,389
Las Vegas Sands Corp.	2,850	217,626
LKQ Corp.*	7,250	231,275
MasterCard, Inc. “A”	3,700	727,124
McDonald’s Corp.	1,840	288,310
Microsoft Corp.	5,000	493,050
NVIDIA Corp.	1,300	307,970
Progressive Corp.	15,200	899,080
Schlumberger Ltd.	4,500	301,635
Scotts Miracle-Gro Co.	1,800	149,688

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Equity VIP	|	5

	Shares	Value ($)
ServiceNow, Inc.*	1,000	172,470
T-Mobile U.S., Inc.*	6,500	388,375
TJX Companies, Inc.	3,500	333,130
Union Pacific Corp.	1,900	269,192
Zoetis, Inc.	7,800	664,482

(Cost $9,134,574)		13,857,637
Total Common Stocks (Cost $21,108,704)		28,857,906

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 1.85% (c) (Cost $346,473)	346,473	346,473

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,455,177)	99.7	29,204,379
Other Assets and Liabilities, Net	0.3	94,082
Net Assets	100.0	29,298,461

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral —%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares,” 1.80% (c) (d)
395,119	—	395,119	—	—	2,137	—	—	—
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 1.85% (c)
480,743	5,413,987	5,548,257	—	—	2,449	—	346,473	346,473
875,862	5,413,987	5,943,376	—	—	4,586	—	346,473	346,473

*	Non-income producing security.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.

(b)	Listed on the New York Stock Exchange.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series II — DWS Global Equity VIP

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$2,064,388	$—	$—	$2,064,388
China	1,028,230	1,402,327	—	2,430,557
Finland	—	268,379	—	268,379
France	—	933,136	—	933,136
Germany	—	2,810,459	—	2,810,459
Ireland	—	428,859	—	428,859
Japan	—	891,186	—	891,186
Luxembourg	308,540	388,981	—	697,521
Malaysia	—	206,580	—	206,580
Netherlands	—	290,849	—	290,849
Norway	—	143,257	—	143,257
Sweden	235,536	395,940	—	631,476
Switzerland	—	1,294,385	—	1,294,385
United Kingdom	283,942	1,625,295	—	1,909,237
United States	13,857,637	—	—	13,857,637
Short-Term Investment	346,473	—	—	346,473
Total	$18,124,746	$11,079,633	$—	$29,204,379

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Equity VIP	|	7

Statement of Assets and Liabilities
as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $21,108,704)	$28,857,906
Investment in DWS Central Cash Management Government Fund (cost $346,473)	346,473
Cash	49
Foreign currency, at value (cost $204,608)	202,358
Receivable for Fund shares sold	5,331
Dividends receivable	33,195
Interest receivable	1,014
Foreign taxes recoverable	32,442
Other assets	280
Total assets	29,479,048

Liabilities
Payable for Fund shares redeemed	119,377
Accrued management fee	7,791
Accrued Trustees’ fees	597
Other accrued expenses and payables	52,822
Total liabilities	180,587
Net assets, at value	$29,298,461

Net Assets Consist of
Undistributed net investment income	147,341
Net unrealized appreciation (depreciation) on:
Investments	7,749,202
Foreign currency	(3,425)
Accumulated net realized gain (loss)	1,360,359
Paid-in capital	20,044,984
Net assets, at value	$29,298,461

Net Asset Value
Net asset value, offering and redemption price per share ($29,298,461 ÷ 2,509,808 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$11.67

Statement of Operations
for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $29,220)	$289,921
Income distributions — DWS Central Cash Management Government Fund	2,449
Securities lending income, net of borrower rebates	2,137
Other income	1,300
Total income	295,807
Expenses:
Management fee	96,684
Administration fee	14,875
Services to Shareholders	206
Custodian fee	12,782
Professional fees	36,213
Reports to shareholders	7,262
Trustees’ fees and expenses	2,124
Other	6,876
Total expenses before expense reductions	177,022
Expense reductions	(38,665)
Total expenses after expense reductions	138,357
Net investment income	157,450

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,453,016
Foreign currency	(1,019)
1,451,997
Change in net unrealized appreciation (depreciation) on:
Investments	(1,424,454)
Foreign currency	(4,175)
(1,428,629)
Net gain (loss)	23,368
Net increase (decrease) in net assets resulting from operations	$180,818

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series II — DWS Global Equity VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2017
Operations:
Net investment income	$157,450	$215,910
Net realized gain	1,451,997	5,321,643
Change in net unrealized appreciation (depreciation)	(1,428,629)	3,917,327
Net increase (decrease) in net assets resulting from operations	180,818	9,454,880
Distributions to shareholders from:
Net investment income
Class A	(219,217)	(233,988)
Fund share transactions:
Class A
Proceeds from shares sold	479,757	1,174,131
Reinvestment of distributions	219,217	233,988
Cost of shares redeemed	(1,970,509)	(23,512,478)
Net increase (decrease) in net assets from Class A share transactions	(1,271,535)	(22,104,359)
Increase (decrease) in net assets	(1,309,934)	(12,883,467)
Net assets at beginning of period	30,608,395	43,491,862
Net assets at end of period (including undistributed net investment income of $147,341 and $209,108, respectively)	$29,298,461	$30,608,395

Other Information
Class A
Shares outstanding at beginning of period	2,616,821	4,587,493
Shares sold	40,530	110,161
Shares issued to shareholders in reinvestment of distributions	19,280	22,499
Shares redeemed	(166,823)	(2,103,332)
Net increase (decrease) in Class A shares	(107,013)	(1,970,672)
Shares outstanding at end of period	2,509,808	2,616,821

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Equity VIP	|	9

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017		2016		2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$11.70		$9.48		$9.00		$9.21	$9.27	$7.96
Income (loss) from investment operations:
Net investment income[a]	.06		.05		.04		.05	.06	.14
Net realized and unrealized gain (loss)	.00	***	2.22		.51		(.21)	.04	1.37
Total from investment operations	.06		2.27		.55		(.16)	.10	1.51
Less distributions from:
Net investment income	(.09)		(.05)		(.07)		(.05)	(.16)	(.20)
Net asset value, end of period	$11.67		$11.70		$9.48		$9.00	$9.21	$9.27
Total Return (%)	.51	b**	24.04	[b]	6.11	[b,c]	(1.75)[b]	1.14	19.31	[b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29		31		43		49	68	73
Ratio of expenses before expense reductions (%)[d]	1.19	*	1.06		1.03		1.00	.95	1.06
Ratio of expenses after expense reductions (%)[d]	.93	*	.95		.95		.91	.95	.99
Ratio of net investment income (%)	1.06	*	.49		.49		.58	.59	1.69
Portfolio turnover rate (%)	29	**	19		46		79	78	139

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reimbursed.

[c]	Includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by .31%.

[d]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series II — DWS Global Equity VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Global Equity VIP (formerly Deutsche Global Equity VIP) (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (formerly Deutsche Variable Series II) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended

Deutsche DWS Variable Series II — DWS Global Equity VIP	|	11

June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had no securities on loan.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $21,924,044. The net unrealized appreciation for all investments based on tax cost was $9,082,018. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $9,650,964 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $568,946.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, expiration of capital loss carryforward and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may

12	|	Deutsche DWS Variable Series II — DWS Global Equity VIP

differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment transactions (excluding short-term investments) aggregated $8,562,940 and $9,862,754, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1.5 billion	.650%
Next $1.75 billion	.635%
Next $1.75 billion	.620%
Over $5 billion	.605%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.

For the period from January 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive its fee and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A shares at 0.93%.

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed were $38,665.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $14,875, of which $2,452 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent,

Deutsche DWS Variable Series II — DWS Global Equity VIP	|	13

dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC aggregated $40, of which $13 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $4,815, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Securities Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2018, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $149.

D. Ownership of the Fund

At June 30, 2018, one participating insurance company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 100%.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

F. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series II was renamed Deutsche DWS Variable Series II and Deutsche Global Equity VIP was renamed DWS Global Equity VIP.

14	|	Deutsche DWS Variable Series II — DWS Global Equity VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$1,005.10
Expenses Paid per $1,000*	$4.62

Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$1,020.18
Expenses Paid per $1,000*	$4.66

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class A
Deutsche DWS Variable Series II — DWS Global Equity VIP	.93%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series II — DWS Global Equity VIP	|	15

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

16	|	Deutsche DWS Variable Series II — DWS Global Equity VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Global Equity VIP’s (now known as DWS Global Equity VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

Deutsche DWS Variable Series II — DWS Global Equity VIP	|	17

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

18	|	Deutsche DWS Variable Series II — DWS Global Equity VIP

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series II — DWS Global Equity VIP	|	19

VS2GE-3 (R-028380-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series II

(formerly Deutsche Variable Series II)

DWS Global Income Builder VIP

(formerly Deutsche Global Income Builder VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements
31	Information About Your Fund’s Expenses
32	Proxy Voting
33	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Preferred stocks, a type of dividend-paying stock, present certain additional risks. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. The Fund may lend securities to approved institutions. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. See the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 is 0.67% for Class A shares, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment in DWS Global Income Builder VIP

The S&P® Target Risk Moderate Index is designed to measure the performance of S&P’s proprietary moderate target risk allocation model. The S&P® Target Risk Moderate Index seeks to provide significant exposure to fixed income, while also allocating a smaller portion of exposure to equities in order to seek current income, some capital preservation, and an opportunity for moderate to low capital appreciation.

The Blended Index consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Bloomberg Barclays U.S. Universal Index.

MSCI World High Dividend Yield Index includes securities that offer a meaningfully higher-than-average dividend yield relative to the MSCI World Index and pass dividend sustainability and persistence screens. The index offers broad market coverage, and is free-float market capitalization-weighted to ensure that its performance can be replicated in institutional and retail portfolios. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.

Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Global Income Builder VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,809	$10,639	$11,730	$13,901	$16,950
	Average annual total return	–1.91%	6.39%	5.46%	6.81%	5.42%
S&P® Target Risk Moderate Index	Growth of $10,000	$9,914	$10,430	$11,516	$13,061	$15,660
	Average annual total return	–0.86%	4.30%	4.82%	5.49%	4.59%
Blended Index	Growth of $10,000	$9,753	$10,214	$11,412	$12,736	$16,391
	Average annual total return	–2.47%	2.14%	4.50%	4.96%	5.07%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Equity	62%	62%
Common Stocks	56%	56%
Preferred Stocks	6%	6%

Fixed Income	34%	37%
Government & Agency Obligations	5%	6%
Convertible Bonds	0%	0%
Corporate Bonds	12%	13%
Exchange-Traded Funds	3%	10%
Collateralized Mortgage Obligations	1%	1%
Commercial Mortgage-Backed Securities	1%	1%
Asset-Backed	4%	1%
Municipal Bonds and Notes	—	0%
Mortgage-Backed Securities Pass-Throughs	1%	1%
Short-Term U.S. Treasury Obligations	7%	4%

Cash Equivalents	4%	1%
	100%	100%

Sector Diversification (As a % of Equities, Corporate Bonds, Preferred Securities and Convertible Bonds)	6/30/18	12/31/17
Financials	16%	17%
Information Technology	15%	14%
Consumer Discretionary	14%	14%
Energy	12%	11%
Industrials	9%	10%
Telecommunication Services	7%	7%
Real Estate	7%	7%
Health Care	7%	6%
Consumer Staples	6%	6%
Materials	4%	4%
Utilities	3%	4%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team

John D. Ryan, Managing Director

Darwei Kung, Managing Director

Di Kumble, CFA, Managing Director

Kevin Bliss, Director

Portfolio Managers

4	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 52.4%
Consumer Discretionary 6.8%
Auto Components 0.2%
Bridgestone Corp.	4,205	164,656
Nokian Renkaat Oyj	3,836	151,310

		315,966

Automobiles 1.2%
Daimler AG (Registered)	2,835	182,111
Ford Motor Co.	27,415	303,484
General Motors Co.	3,673	144,716
Honda Motor Co., Ltd.	4,850	142,460
Nissan Motor Co., Ltd.	31,085	302,877
Subaru Corp.	6,100	177,609
Toyota Motor Corp.	5,800	376,133

		1,629,390

Diversified Consumer Services 0.2%
New Oriental Education & Technology Group, Inc. (ADR)	2,328	220,369

Hotels, Restaurants & Leisure 1.0%
Carnival Corp.	2,999	171,873
Darden Restaurants, Inc.	1,643	175,900
Las Vegas Sands Corp.	3,409	260,311
McDonald’s Corp.	1,800	282,042
Sands China Ltd.	26,800	143,459
Starbucks Corp.	3,497	170,828
TUI AG	7,906	173,220

		1,377,633

Household Durables 0.5%
Berkeley Group Holdings PLC	2,592	129,265
Garmin Ltd.	3,110	189,710
Leggett & Platt, Inc.	3,718	165,971
Sekisui House Ltd.	11,654	206,289

		691,235

Internet & Direct Marketing Retail 1.0%
Amazon.com, Inc.*	652	1,108,270
Ctrip.com International Ltd. (ADR)*	3,167	150,844
JD.com, Inc. (ADR)*	3,818	148,711

		1,407,825

Leisure Products 0.3%
Bandai Namco Holdings, Inc.	3,400	140,534
Hasbro, Inc.	1,676	154,712
Sega Sammy Holdings, Inc.	8,200	140,521

		435,767

Media 1.1%
Comcast Corp. “A”	8,266	271,207
Interpublic Group of Companies, Inc.	8,005	187,637
Omnicom Group, Inc.	2,430	185,336
SES SA “A” (ADR)	12,090	222,080
Shaw Communications, Inc. “B”	11,723	238,803
Walt Disney Co.	2,515	263,597
WPP PLC	12,851	201,628

		1,570,288

	Shares	Value ($)

Multiline Retail 0.3%
Marks & Spencer Group PLC	51,480	199,886
Target Corp.	2,185	166,322

		366,208

Specialty Retail 0.4%
Home Depot, Inc.	1,634	318,793
L Brands, Inc.	4,843	178,610

		497,403

Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA (Registered)	1,582	133,790
LVMH Moet Hennessy Louis Vuitton SE	408	135,482
NIKE, Inc. “B”	2,142	170,675
Tapestry, Inc.	3,343	156,152
VF Corp.	2,151	175,349

		771,448

Consumer Staples 3.7%
Beverages 0.7%
Ambev SA (ADR)	26,731	123,765
Anheuser-Busch InBev SA	1,738	175,858
Coca-Cola Co.	9,125	400,223
PepsiCo, Inc.	3,021	328,896

		1,028,742

Food & Staples Retailing 0.5%
Lawson, Inc.	2,500	156,189
Sysco Corp.	2,339	159,730
Walmart, Inc.	2,516	215,496
Wesfarmers Ltd.	4,233	154,683

		686,098

Food Products 1.1%
Archer-Daniels-Midland Co.	3,446	157,930
General Mills, Inc.	3,343	147,961
Kellogg Co.	2,286	159,723
Kraft Heinz Co.	2,462	154,663
Marine Harvest ASA	13,359	265,801
Nestle SA (Registered)	5,390	418,278
The Hershey Co.	1,629	151,595

		1,455,951

Household Products 0.6%
Colgate-Palmolive Co.	2,370	153,600
Kimberly-Clark Corp.	1,477	155,587
Procter & Gamble Co.	5,759	449,547

		758,734

Tobacco 0.8%
Altria Group, Inc.	5,192	294,854
British American Tobacco PLC	1,112	56,193
British American Tobacco PLC (ADR)	1,736	87,581
Imperial Brands PLC	5,841	217,212
Japan Tobacco, Inc.	6,077	170,421
Philip Morris International, Inc.	4,036	325,867

		1,152,128

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	|	5

	Shares	Value ($)
Energy 4.9%
Oil, Gas & Consumable Fuels
BP PLC	52,858	401,785
Chevron Corp.	3,969	501,801
Enagas SA	5,731	167,477
Enbridge, Inc.	7,259	259,491
Eni SpA	10,997	203,928
Exxon Mobil Corp.	8,699	719,668
Gazprom PJSC (ADR)	71,058	313,366
Inter Pipeline Ltd.	11,921	223,431
Kinder Morgan, Inc.	10,058	177,725
LUKOIL PJSC (ADR)	6,871	473,618
Occidental Petroleum Corp.	2,669	223,342
ONEOK, Inc.	3,236	225,970
Pembina Pipeline Corp.	4,135	143,206
Phillips 66	1,260	141,511
Plains GP Holdings LP “A”*	6,612	158,093
Repsol SA	7,464	145,708
Royal Dutch Shell PLC “A”	12,562	435,177
Royal Dutch Shell PLC “B”	10,601	378,879
Snam SpA	35,986	150,262
Targa Resources Corp.	7,916	391,763
TOTAL SA	5,177	314,996
TransCanada Corp. (a)	3,548	153,509
Valero Energy Corp.	1,271	140,865
Williams Companies, Inc.	6,892	186,842

		6,632,413

Financials 7.3%
Banks 4.7%
Aozora Bank Ltd.	4,300	163,957
Australia & New Zealand Banking Group Ltd.	9,691	202,743
Banco Bradesco SA (ADR) (Preferred)	17,788	122,026
Bank of America Corp.	13,225	372,813
Bank of Montreal	1,911	147,717
Bank of Nova Scotia	3,293	186,461
BB&T Corp.	2,810	141,736
BNP Paribas SA	2,576	159,560
Canadian Imperial Bank of Commerce	2,026	176,240
Citigroup, Inc.	2,887	193,198
Commonwealth Bank of Australia	4,153	224,130
Danske Bank AS	4,244	132,666
Hang Seng Bank Ltd.	6,000	150,002
HSBC Holdings PLC	49,435	462,387
Itau Unibanco Holding SA (ADR) (Preferred)	26,228	272,247
Japan Post Bank Co., Ltd.	11,500	134,126
JPMorgan Chase & Co.	5,029	524,022
Lloyds Banking Group PLC	217,577	180,534
Mizuho Financial Group, Inc.	93,373	157,670
National Australia Bank Ltd.	12,569	255,256
People’s United Financial, Inc.	8,192	148,193
Royal Bank of Canada	3,105	233,799
Sberbank of Russia PJSC (ADR)	19,216	275,846
Skandinaviska Enskilda Banken AB “A”	21,107	200,361
Swedbank AB “A”	8,904	190,350
Toronto-Dominion Bank	3,105	179,713
U.S. Bancorp.	2,862	143,157
Wells Fargo & Co.	6,769	375,273
Westpac Banking Corp.	11,420	248,121

		6,354,304

	Shares	Value ($)

Capital Markets 0.2%
CME Group, Inc.	1,320	216,374

Diversified Financial Services 0.2%
AMP Ltd.	49,491	130,388
Berkshire Hathaway, Inc. “B”*	1,118	208,675

		339,063

Insurance 2.1%
Ageas	2,952	148,682
Allianz SE (Registered)	728	150,421
American Financial Group, Inc.	1,397	149,940
Assicurazioni Generali SpA	10,678	178,804
Aviva PLC	24,427	162,464
AXA SA	6,893	168,869
Baloise Holding AG (Registered)	971	141,012
Chubb Ltd.	1,118	142,008
Japan Post Holdings Co., Ltd.	13,200	144,598
Legal & General Group PLC	41,348	144,785
MetLife, Inc.	3,123	136,163
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	692	146,309
Poste Italiane SpA 144A	22,461	187,701
Power Financial Corp.	6,100	142,681
Sampo Oyj “A”	5,407	263,841
Swiss Re AG	2,647	228,532
Zurich Insurance Group AG*	859	254,304

		2,891,114

Thrifts & Mortgage Finance 0.1%
New York Community Bancorp., Inc.	14,432	159,329

Health Care 4.7%
Biotechnology 0.7%
AbbVie, Inc.	3,977	368,469
Amgen, Inc.	1,797	331,708
Gilead Sciences, Inc.	3,642	257,999

		958,176

Health Care Equipment & Supplies 0.3%
Abbott Laboratories	2,421	147,657
Medtronic PLC	2,239	191,681

		339,338

Health Care Providers & Services 0.4%
CVS Health Corp.	2,245	144,466
UnitedHealth Group, Inc.	1,583	388,373

		532,839

Pharmaceuticals 3.3%
Astellas Pharma, Inc.	11,800	180,418
AstraZeneca PLC	3,558	246,769
Bayer AG (Registered)	1,238	136,265
Bristol-Myers Squibb Co.	3,841	212,561
Daiichi Sankyo Co., Ltd.	4,300	164,632
Eli Lilly & Co.	2,565	218,872
GlaxoSmithKline PLC	18,666	376,679
Johnson & Johnson	5,592	678,533
Merck & Co., Inc.	6,436	390,665
Mitsubishi Tanabe Pharma Corp.	8,200	141,739
Novartis AG (Registered)	4,746	359,328
Novo Nordisk AS ‘‘B”	3,150	146,379
Pfizer, Inc.	14,662	531,937
Roche Holding AG (Genusschein)	1,848	410,340

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Shares	Value ($)
Sanofi	2,113	168,935
Takeda Pharmaceutical Co., Ltd.	4,000	169,301

		4,533,353

Industrials 5.7%
Aerospace & Defense 1.0%
BAE Systems PLC	19,072	162,589
Boeing Co.	939	315,044
Harris Corp.	973	140,637
Lockheed Martin Corp.	797	235,458
Northrop Grumman Corp.	466	143,388
Raytheon Co.	981	189,510
United Technologies Corp.	1,717	214,677

		1,401,303

Air Freight & Logistics 0.2%
Royal Mail PLC	25,356	168,814
United Parcel Service, Inc. “B”	1,280	135,974

		304,788

Airlines 0.1%
Japan Airlines Co., Ltd.	3,700	131,245

Building Products 0.1%
Johnson Controls International PLC	4,415	147,682

Commercial Services & Supplies 0.4%
Park24 Co., Ltd.	5,700	155,148
Quad Graphics, Inc.	2	42
Republic Services, Inc.	3,023	206,652
Waste Management, Inc.	2,624	213,436

		575,278

Construction & Engineering 0.5%
Kajima Corp.	18,000	139,370
Obayashi Corp.	13,800	143,694
Skanska AB “B”	9,003	163,430
Taisei Corp.	2,600	143,257

		589,751

Electrical Equipment 0.4%
ABB Ltd. (Registered)	7,155	156,223
Eaton Corp. PLC	2,559	191,260
Emerson Electric Co.	2,685	185,641

		533,124

Industrial Conglomerates 0.7%
3M Co.	1,317	259,080
General Electric Co.	11,452	155,862
Honeywell International, Inc.	1,874	269,949
Siemens AG (Registered)	1,524	200,935

		885,826

Machinery 0.9%
Caterpillar, Inc.	1,058	143,539
Cummins, Inc.	1,015	134,995
Deere & Co.	959	134,068
Illinois Tool Works, Inc.	978	135,492
Ingersoll-Rand PLC	1,648	147,875
Kone Oyj “B”	4,354	221,928
PACCAR, Inc.	2,328	144,243
Stanley Black & Decker, Inc.	995	132,146

		1,194,286

	Shares	Value ($)

Marine 0.1%
Kuehne + Nagel International AG (Registered)	956	143,626

Professional Services 0.4%
Adecco Group AG (Registered)	3,051	180,044
Nielsen Holdings PLC	5,039	155,856
SGS SA (Registered)	74	196,952

		532,852

Road & Rail 0.1%
Union Pacific Corp.	1,051	148,906

Trading Companies & Distributors 0.8%
Fastenal Co.	2,890	139,096
ITOCHU Corp.	11,439	207,768
Marubeni Corp.	24,649	188,258
Mitsubishi Corp.	6,300	175,489
Mitsui & Co., Ltd.	10,751	179,445
Sumitomo Corp.	12,566	206,961

		1,097,017

Information Technology 10.4%
Communications Equipment 0.6%
Cisco Systems, Inc.	11,699	503,408
Motorola Solutions, Inc.	1,628	189,451
Nokia Oyj	29,770	171,339

		864,198

Electronic Equipment, Instruments & Components 0.2%
Corning, Inc.	5,293	145,610
TE Connectivity Ltd.	1,567	141,124

		286,734

Internet Software & Services 2.0%
Alibaba Group Holding Ltd. (ADR)*	1,154	214,102
Alphabet, Inc. “A”*	373	421,188
Alphabet, Inc. “C”*	405	451,838
Baidu, Inc. (ADR)*	685	166,455
Facebook, Inc. “A”*	3,444	669,238
NetEase, Inc. (ADR)	1,166	294,613
Tencent Holdings Ltd. (ADR)	5,768	289,842
Yahoo Japan Corp. (a)	40,000	132,848

		2,640,124

IT Services 2.2%
Accenture PLC “A”	1,602	262,071
Automatic Data Processing, Inc.	1,681	225,489
Broadridge Financial Solutions, Inc.	1,251	143,990
Cognizant Technology Solutions Corp. “A”	2,142	169,197
Fidelity National Information Services, Inc.	1,421	150,669
Infosys Ltd. (ADR)	10,431	202,674
International Business Machines Corp.	3,097	432,651
Leidos Holdings, Inc.	2,515	148,385
MasterCard, Inc. “A”	1,797	353,146
Otsuka Corp.	3,600	141,299
Paychex, Inc.	3,447	235,602
Visa, Inc. “A”	2,564	339,602
Western Union Co.	10,970	223,020

		3,027,795

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	|	7

	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc.	1,499	143,784
Broadcom, Inc.	931	225,898
Intel Corp.	8,786	436,752
KLA-Tencor Corp.	1,190	122,011
Maxim Integrated Products, Inc.	2,634	154,510
NVIDIA Corp.	559	132,427
QUALCOMM, Inc.	5,105	286,493
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,642	425,632
Texas Instruments, Inc.	2,138	235,714
Tokyo Electron Ltd.	700	120,668
Xilinx, Inc.	2,139	139,591

		2,423,480

Software 1.8%
Adobe Systems, Inc.*	652	158,964
CA, Inc.	5,107	182,065
Intuit, Inc.	723	147,713
Micro Focus International PLC	8,096	140,938
Microsoft Corp.	13,238	1,305,399
Oracle Corp.	5,708	251,494
SAP SE	1,539	177,881

		2,364,454

Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.	8,931	1,653,217
Canon, Inc.	6,874	225,495
HP, Inc.	6,590	149,527
Samsung Electronics Co., Ltd. (GDR)	162	169,290
Seagate Technology PLC	2,608	147,274
Xerox Corp.	5,344	128,256

		2,473,059

Materials 0.6%
Chemicals 0.3%
Air Products & Chemicals, Inc.	879	136,887
DowDuPont, Inc.	2,332	153,725
GEO Specialty Chemicals, Inc.* (b)	91,118	19,135
LyondellBasell Industries NV “A”	1,252	137,532

		447,279

Metals & Mining 0.2%
MMC Norilsk Nickel PJSC (ADR) (a)	13,520	243,766

Paper & Forest Products 0.1%
UPM-Kymmene Oyj	3,850	137,726

Real Estate 3.2%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	848	145,763
Brixmor Property Group, Inc.	14,249	248,360
Camden Property Trust	1,583	144,259
Colony Capital, Inc.	24,215	151,102
Crown Castle International Corp.	1,396	150,517
H&R Real Estate Investment Trust (Units)	9,686	148,239
HCP, Inc.	9,270	239,351
Iron Mountain, Inc.	8,575	300,211
Japan Real Estate Investment Corp.	29	153,475
Japan Retail Fund Investment Corp.	96	173,199
Kimco Realty Corp.	15,553	264,246
Liberty Property Trust	3,167	140,393

	Shares	Value ($)
Mid-America Apartment Communities, Inc.	1,490	149,998
National Retail Properties, Inc.	4,372	192,193
Prologis, Inc.	2,249	147,737
Public Storage	727	164,927
Realty Income Corp.	3,220	173,204
RioCan Real Estate Investment Trust	8,642	158,753
Simon Property Group, Inc.	1,211	206,100
Stockland	47,750	140,458
The Macerich Co.	3,353	190,551
Ventas, Inc.	3,702	210,829
Vicinity Centres	72,715	139,618
Welltower, Inc.	3,841	240,792

		4,374,275

Telecommunication Services 3.2%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	22,909	735,608
BCE, Inc.	5,373	217,593
Deutsche Telekom AG (Registered)*	12,611	195,315
Nippon Telegraph & Telephone Corp.	3,800	172,665
Orange SA	9,243	154,497
Proximus SA	5,847	131,773
Singapore Telecommunications Ltd.	75,445	170,518
Swisscom AG (Registered)	493	220,265
Telefonica Deutschland Holding AG	35,214	138,642
Telefonica SA	16,157	137,087
Telenor ASA	7,154	146,884
Telia Co. AB	39,841	181,797
TELUS Corp.	6,229	221,271
Verizon Communications, Inc.	11,766	591,947

		3,415,862

Wireless Telecommunication Services 0.7%
KDDI Corp.	6,700	183,559
NTT DoCoMo, Inc.	10,169	259,301
Tele2 AB “B”	11,484	134,780
Vodafone Group PLC	129,953	315,057

		892,697

Utilities 1.9%
Electric Utilities 1.2%
American Electric Power Co., Inc.	2,127	147,295
Duke Energy Corp.	2,441	193,034
EDP — Energias de Portugal SA	36,589	145,117
Entergy Corp.	2,002	161,742
Exelon Corp.	3,659	155,873
Fortum Oyj	6,994	166,889
NextEra Energy, Inc.	918	153,334
PPL Corp.	5,577	159,223
Southern Co.	4,084	189,130
SSE PLC	9,569	170,920

		1,642,557

Multi-Utilities 0.7%
CenterPoint Energy, Inc.	5,672	157,171
Consolidated Edison, Inc.	1,923	149,955
Dominion Energy, Inc	2,327	158,655
Engie SA	9,085	139,255
National Grid PLC	13,492	149,344

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Shares	Value ($)
WEC Energy Group, Inc.	2,334	150,893

		905,273
Total Common Stocks (Cost $62,177,664)		71,146,451

Preferred Stocks 5.4%
Financials 2.4%
Bank of America Corp. Series Y, 6.5%	15,000	394,950
BB&T Corp. 5.625%	10,000	263,700
Capital One Financial Corp. Series G, 5.2%	10,000	244,600
Citigroup, Inc. Series S, 6.3%	15,000	393,900
Fifth Third Bancorp. Series I, 6.625%	10,000	271,100
JPMorgan Chase & Co. Series AA, 6.1%	15,000	395,400
KeyCorp Series E, 6.125%	10,000	266,800
Morgan Stanley Series K, 5.85%	10,000	256,900
The Goldman Sachs Group, Inc. Series J, 5.5%	17,000	439,960
Wells Fargo & Co. Series Y, 5.625%	15,000	377,550

		3,304,860

Real Estate 1.6%
AGNC Investment Corp. Series C, 7.0% (REIT)	14,427	375,102
AGNC Investment Corp. Series B, 7.75% (REIT)	18,000	462,060
Kimco Realty Corp. Series L, 5.125% (REIT)	15,000	343,650
Prologis, Inc. Series Q, 8.54% (REIT)	164	10,777
Simon Property Group, Inc. Series J, 8.375% (REIT)	8,000	563,320
VEREIT, Inc. Series F, 6.7% (REIT)	15,000	376,800

		2,131,709

Telecommunication Services 0.6%
Verizon Communications, Inc. 5.9%	30,000	776,400

Utilities 0.8%
Dominion Energy, Inc. Series A, 5.25%	30,000	742,200
Southern Co. 5.25%	15,000	369,000

		1,111,200
Total Preferred Stocks (Cost $7,613,224)		7,324,169

Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,283)	170	7,126

	Principal Amount ($)(c)	Value ($)
Corporate Bonds 11.8%
Consumer Discretionary 2.6%
1011778 B.C. Unlimited Liability Co., 144A, 5.0%, 10/15/2025	200,000	189,240

	Principal Amount ($)(c)	Value ($)
Altice Financing SA, 144A, 7.5%, 5/15/2026	400,000	386,880
Altice France SA, 144A, 7.375%, 5/1/2026	300,000	293,310
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (a)	350,000	347,375
Asbury Automotive Group, Inc., 6.0%, 12/15/2024	300,000	297,282
Cablevision Systems Corp., 5.875%, 9/15/2022	300,000	297,750
CCO Holdings LLC, 144A, 5.875%, 5/1/2027	500,000	488,125
Charter Communications Operating LLC, 3.75%, 2/15/2028	160,000	144,906
CSC Holdings LLC:
144A, 5.5%, 4/15/2027	400,000	382,000
144A, 10.125%, 1/15/2023	200,000	220,500
Expedia Group, Inc., 3.8%, 2/15/2028	180,000	164,834
General Motors Co., 6.6%, 4/1/2036	30,000	32,470
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026	350,000	323,750

		3,568,422

Consumer Staples 0.2%
Albertsons Cos, Inc., 144A, 3-month USD-LIBOR + 3.750%, 6.085%**, 1/15/2024	155,000	155,388
B&G Foods, Inc., 5.25%, 4/1/2025 (a)	100,000	94,250

		249,638

Energy 3.8%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	200,000	208,000
Chesapeake Energy Corp., 8.0%, 1/15/2025 (a)	65,000	66,199
Crestwood Midstream Partners LP, 6.25%, 4/1/2023	700,000	712,250
CrownRock LP, 144A, 5.625%, 10/15/2025	100,000	96,500
Enbridge, Inc., 5.5%, 7/15/2077	200,000	182,250
Energy Transfer Equity LP, 5.5%, 6/1/2027	100,000	100,000
EnLink Midstream Partners LP, 4.85%, 7/15/2026	500,000	473,780
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025	200,000	199,500
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027	1,000,000	975,124
Laredo Petroleum, Inc., 6.25%, 3/15/2023	200,000	200,250
MEG Energy Corp., 144A, 6.5%, 1/15/2025	200,000	199,500
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (a)	96,000	97,652
Plains All American Pipeline LP, 2.85%, 1/31/2023	55,000	51,779
Range Resources Corp., 5.0%, 8/15/2022	200,000	198,000
Resolute Energy Corp., 8.5%, 5/1/2020	100,000	99,750

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	|	9

	Principal Amount ($)(c)	Value ($)
Southwestern Energy Co., 7.75%, 10/1/2027	100,000	103,750
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044	20,000	18,129
Targa Resources Partners LP, 5.375%, 2/1/2027	200,000	194,000
Weatherford International Ltd., 9.875%, 2/15/2024	200,000	201,936
WildHorse Resource Development Corp., 6.875%, 2/1/2025	500,000	509,375
WPX Energy, Inc.:
5.25%, 9/15/2024	200,000	196,750
6.0%, 1/15/2022	40,000	41,600

		5,126,074

Financials 1.7%
BPCE SA, 144A, 4.875%, 4/1/2026	700,000	694,320
FS Investment Corp., 4.75%, 5/15/2022	70,000	69,763
Royal Bank of Scotland Group PLC, 7.5%, 8/10/2020	800,000	815,600
TC Ziraat Bankasi AS:
144A, 5.125%, 5/3/2022	200,000	185,042
144A, 5.125%, 9/29/2023	350,000	310,902
Westpac Banking Corp., 5.0%, 9/21/2027	300,000	258,950

		2,334,577

Health Care 0.4%
HCA, Inc., 5.25%, 6/15/2026	500,000	496,600

Industrials 0.3%
Bombardier, Inc., 144A, 6.0%, 10/15/2022	300,000	298,785
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022	175,000	173,252

		472,037

Information Technology 0.1%
Dell International LLC, 144A, 8.1%, 7/15/2036	30,000	35,225
Netflix, Inc., 4.375%, 11/15/2026 (a)	100,000	93,480

		128,705

Materials 1.2%
AK Steel Corp., 7.0%, 3/15/2027 (a)	200,000	190,000
Ardagh Packaging Finance PLC, 144A, 7.25%, 5/15/2024	200,000	208,000
CF Industries, Inc., 144A, 4.5%, 12/1/2026	20,000	19,858
Constellium NV, 144A, 6.625%, 3/1/2025	250,000	251,875
Evraz Group SA, 144A, 5.375%, 3/20/2023	300,000	294,450
Glencore Funding LLC, 144A, 4.625%, 4/29/2024	20,000	20,109
United States Steel Corp., 6.875%, 8/15/2025	200,000	201,190
Vedanta Resources PLC, 144A, 7.125%, 5/31/2023	400,000	377,000

		1,562,482

	Principal Amount ($)(c)	Value ($)

Real Estate 0.4%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023	45,000	39,150
(REIT), 5.95%, 12/15/2026	110,000	92,640
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022	105,000	103,758
Hospitality Properties Trust, (REIT), 3.95%, 1/15/2028	100,000	91,365
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (a)	110,000	106,053
Select Income REIT:
(REIT), 4.15%, 2/1/2022	60,000	59,582
(REIT), 4.25%, 5/15/2024	45,000	43,033

		535,581

Telecommunication Services 1.0%
AT&T, Inc., 4.5%, 5/15/2035	105,000	97,119
CenturyLink, Inc., Series Y, 7.5%, 4/1/2024 (a)	300,000	308,250
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020	600,000	597,000
Sprint Corp., 7.625%, 2/15/2025	300,000	306,003

		1,308,372

Utilities 0.1%
AmeriGas Partners LP, 5.75%, 5/20/2027	200,000	190,000
Total Corporate Bonds (Cost $16,652,962)		15,972,488

Asset-Backed 3.4%
Miscellaneous
Apidos CLO XXIX, “A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.55% 3.942%**, 7/25/2030	1,500,000	1,499,969
Dell Equipment Finance Trust, “D”, Series 2017-1, 144A, 3.44%, 4/24/2023	280,000	278,417
Domino’s Pizza Master Issuer LLC, “A23”, Series 2017-1A, 144A, 4.118%, 7/25/2047	337,450	336,607
Dryden 55 CLO Ltd., “B”, Series 2018-55A, 144A, 3-month USD-LIBOR + 1.55% 3.591%**, 4/15/2031	1,500,000	1,499,955
Hilton Grand Vacations Trust, “B”, Series 2014-AA, 144A, 2.07%, 11/25/2026	129,168	127,010
Neuberger Berman Loan Advisers CLO Ltd., “B”, Series 2018-28A, 144A, 3-month USD-LIBOR + 1.6% 3.655%**, 4/20/2030	750,000	749,975
Wendy’s Funding LLC, “A2I”, Series 2018-1A, 144A, 3.573%, 3/15/2048	159,200	154,825
Total Asset-Backed (Cost $4,655,770)		4,646,758

Mortgage-Backed Securities Pass-Throughs 1.1%
Federal Home Loan Mortgage Corp.:
3.5%, 5/1/2046	1,413,821	1,411,332
6.0%, 3/1/2038	4,012	4,402

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Principal Amount ($)(c)	Value ($)
Federal National Mortgage Association:
4.5%, 9/1/2035	7,086	7,384
6.0%, 1/1/2024	10,927	11,941
Total Mortgage-Backed Securities Pass-Throughs (Cost $1,482,632)		1,435,059

Commercial Mortgage-Backed Securities 0.6%
CSAIL Commercial Mortgage Trust, “A4”, Series 2015-C4, 3.808%, 11/15/2048	300,000	302,411
FHLMC Multifamily Structured Pass-Through Certificates, “X1”, Series K043, Interest Only, 0.672%**, 12/25/2024	4,939,682	149,189
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038	457,641	424,302
Total Commercial Mortgage-Backed Securities (Cost $923,236)		875,902

Collateralized Mortgage Obligations 1.4%
Federal Home Loan Mortgage Corp.:
“H”, Series 4865, 4.0%, 8/15/2044	808,343	829,845
“PI”, Series 3843, Interest Only, 4.5%, 5/15/2038	182,673	12,544
“C31”, Series 303, Interest Only, 4.5%, 12/15/2042	1,122,230	256,273
“H”, Series 2278, 6.5%, 1/15/2031	117	119
Federal National Mortgage Association:
“WO”, Series 2013-27, Principal Only, Zero Coupon, 12/25/2042	220,000	130,517
“4”, Series 406, Interest Only, 4.0%, 9/25/2040	100,307	21,130
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	116,620	18,682
Government National Mortgage Association:
“QI”, Series 2011-112, Interest Only, 4.0%, 5/16/2026	168,268	13,413
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	235,726	31,520
“BI”, Series 2010-30, Interest Only, 4.5%, 7/20/2039	32,734	3,791
“PI”, Series 2014-108, Interest Only, 4.5%, 12/20/2039	62,627	10,007
“IP”, Series 2014-11, Interest Only, 4.5%, 1/20/2043	164,233	24,070
“IQ”, Series 2011-18, Interest Only, 5.5%, 1/16/2039	63,789	5,399
“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	189,364	35,512
“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	184,367	36,325
“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039	127,635	24,504

	Principal Amount ($)(c)	Value ($)
RESIMAC, “A2”, Series 2017-2, Australian Bank Bill Short Term Rates 1 Month Mid + 1.200%, 3.115%**, 1/15/2049	AUD 570,312	421,002
Total Collateralized Mortgage Obligations (Cost $1,662,873)		1,874,653

Government & Agency Obligations 5.3%
Other Government Related (d) 1.0%
Gazprom OAO, 144A, 4.95%, 7/19/2022 (a)	400,000	402,800
Sberbank of Russia, 144A, 5.125%, 10/29/2022	200,000	198,540
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	700,000	754,684

		1,356,024

Sovereign Bonds 4.3%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023	350,000	317,538
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR 10,340,000,000	734,191
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN 9,042,339	425,640
Republic of Angola, 144A, 9.5%, 11/12/2025	650,000	708,871
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	1,500,000	850,500
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF 16,900,000	63,332
Republic of Namibia, 144A, 5.25%, 10/29/2025	550,000	506,702
Republic of Nigeria, 144A, 6.5%, 11/28/2027	400,000	371,709
Republic of Senegal, 144A, 6.25%, 7/30/2024	800,000	783,059
Republic of Zambia, 144A, 5.375%, 9/20/2022	500,000	415,676
United Mexican States, Series M, 5.75%, 3/5/2026	MXN 13,525,200	608,088

		5,785,306

U.S. Treasury Obligation 0.0%
U.S. Treasury Bond, 3.0%, 2/15/2048	20,000	20,067
Total Government & Agency Obligations (Cost $7,585,074)		7,161,397

Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.006% PIK, 10/18/2025** (b) (Cost $247,932)	249,283	297,270

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	|	11

	Principal Amount ($)(c)	Value ($)
Short-Term U.S. Treasury Obligations 6.8%
U.S. Treasury Bills:
1.18%***, 8/16/2018 (e)	4,223,000	4,213,366
1.368%***, 10/11/2018	556,000	552,992
1.381%***, 10/11/2018	2,500,000	2,486,472
1.949%***, 10/11/2018 (f) (g)	2,000,000	1,989,178
Total Short-Term U.S. Treasury Obligations (Cost $9,248,947)		9,242,008

	Shares	Value ($)
Exchange-Traded Funds 3.3%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	80,000	2,838,400
VanEck Vectors JPMorgan EM Local Currency Bond ETF	100,000	1,702,000
Total Exchange-Traded Funds (Cost $4,595,900)		4,540,400

	Shares	Value ($)
Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (h) (i) (Cost $4,814,781)	4,814,781	4,814,781

Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 1.85% (h) (Cost $4,769,625)	4,769,625	4,769,625

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $126,460,903)	98.8	134,108,087
Other Assets and Liabilities, Net	1.2	1,684,705
Net Assets	100.0	135,792,792

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (h) (i)
3,253,298	1,561,483	—	—	—	35,779	—	4,814,781	4,814,781
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 1.85% (h)
1,616,434	51,658,350	48,505,159	—	—	36,015	—	4,769,625	4,769,625
4,869,732	53,219,833	48,505,159	—	—	71,794	—	9,584,406	9,584,406

*	Non-income producing security.

**

Variable or floating rate security. These securities are shown at their current rate as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $4,664,614, which is 3.4% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	Principal amount stated in U.S. dollars unless otherwise noted.

(d)	Government-backed debt issued by financial companies or government sponsored enterprises.

(e)	At June 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f)	At June 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.

(g)	At June 30, 2018, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.

(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(i)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

ASX: Australian Securities Exchange

CDOR: Canadian Dollar Offered Rate

CJSC: Closed Joint Stock Company

CLO: Collateralized Loan Obligation

EM: Emerging Markets

GDR: Global Depositary Receipt

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

JSC: Joint Stock Company

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

LIBOR: London Interbank Offered Rate

MSCI: Morgan Stanley Capital International

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

PJSC: Public Joint Stock Company

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

REIT: Real Estate Investment Trust

SPDR: Standard & Poor’s Depositary Receipt

At June 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/19/2018	37	4,451,352	4,446,938	(4,414)
MSCI Mini Emerging Market Index	USD	9/21/2018	53	2,996,648	2,818,854	(177,794)
NASDAQ 100 E-Mini Index	USD	9/21/2018	29	4,202,039	4,098,715	(103,324)
U.S. Treasury Long Bond	USD	9/19/2018	13	1,876,497	1,885,000	8,503
Ultra 10 Year U.S. Treasury Note	USD	9/19/2018	57	7,348,668	7,309,359	(39,309)
Ultra Long U.S. Treasury Bond	USD	9/19/2018	13	2,079,724	2,074,313	(5,411)
Total net unrealized depreciation						(321,749)

At June 30, 2018, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year U.S. Treasury Note	USD	9/28/2018	45	9,525,152	9,532,265	(7,113)
3 Month Euro Euribor Interest Rate	EUR	6/17/2019	2	585,064	585,447	(383)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	6/17/2019	2	508,176	508,230	(54)
3 Month Euroyen	JPY	6/17/2019	2	451,085	451,136	(51)
3 Month Sterling (Short Sterling) Interest Rate	GBP	6/19/2019	3	490,151	489,957	194
5 Year U.S. Treasury Note	USD	9/28/2018	59	6,721,280	6,703,414	17,866
90 Day Eurodollar	USD	6/17/2019	2	486,020	485,725	295
ASX 90 Day Bank Accepted Bills	AUD	6/13/2019	3	2,208,707	2,208,930	(223)
Euro Stoxx 50 Index	EUR	9/21/2018	102	4,134,805	4,039,210	95,595
Euro-Schatz	EUR	9/6/2018	114	14,903,550	14,921,787	(18,237)
Total net unrealized appreciation						87,889

At June 30, 2018, open written option contracts were as follows:

Options on Interest Rate Swap Contracts

Counterparty	Swap Effective/ Expiration Date	Contract Amount	Notional Amount ($)	Option Expiration Date	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Put Options
Pay Fixed — 3.25% — Receive Floating — 3 Month LIBOR
Citigroup, Inc.	3/5/2019 3/5/2049	17,600,000	17,600,000	3/1/2019	530,544	(268,018)	262,526

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	|	13

At June 30, 2018, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underline Reference Obligation	Fixed Cash Flows Received/ Frequency	Expiration Date	Notional Amount (j)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Depreciation ($)
Markit CDX North America High Yield Index	5.0%/ Quarterly	6/20/2023	4,800,000	USD	289,533	317,455	(27,922)

(j)

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At June 30, 2018, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 2.5% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/20/2018 6/20/2048	2,260,000	USD	225,144	76,293	148,851
Fixed — 2.16% Semi-Annually	Floating — 3-Month CDOR Semi-Annually	6/27/2018 6/26/2020	6,200,000	CAD	8,486	—	8,486
Fixed — 1.75% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/20/2018 6/20/2020	734,000	USD	14,656	6,299	8,357
Fixed — 3.18% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/5/2019 3/5/2049	3,110,000	USD	(142,410)	—	(142,410)
Fixed — 2.165% Semi-Annually	Floating — 3-Month CDOR Semi-Annually	6/26/2018 6/26/2020	5,000,000	CAD	6,463	—	6,463
Fixed — 2.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/20/2018 6/20/2028	12,500,000	USD	778,492	304,094	474,398
Floating — 3-Month LIBOR Quarterly	Fixed — 2.0% Semi-Annually	6/20/2018 6/20/2023	11,400,000	USD	(475,066)	(197,319)	(277,747)
Total net unrealized appreciation							226,398

CDOR: Canadian Dollar Offered Rate: 3-month CDOR rate at June 30, 2018 is 1.774%

LIBOR: London Interbank Offered Rate: 3-month LIBOR rate at June 30, 2018 is 2.336%

As of June 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	2,400,075	USD	3,413,939	7/12/2018	245,187	BNP Paribas
MXN	12,800,000	USD	697,445	7/20/2018	54,662	HSBC Holdings PLC
NOK	10,000,000	USD	1,280,382	7/24/2018	51,511	Danske Bank AS
JPY	558,000,000	USD	5,142,952	7/31/2018	93,626	Credit Agricole
CAD	772,499	USD	598,754	8/1/2018	10,848	Morgan Stanley
AUD	606,000	USD	456,904	8/15/2018	8,369	Toronto-Dominion Bank
GBP	4,000,000	USD	5,350,456	8/31/2018	57,715	Canadian Imperial Bank of Commerce
USD	6,484,280	EUR	5,560,000	8/31/2018	36,873	Canadian Imperial Bank of Commerce
EUR	8,340,000	USD	9,827,058	8/31/2018	45,328	Canadian Imperial Bank of Commerce
CNY	3,965,658	USD	600,000	9/28/2018	2,535	Credit Agricole
Total unrealized appreciation					606,654

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	3,195,642	GBP	2,400,075	7/12/2018	(26,891)	BNP Paribas
USD	1,242,310	NOK	9,999,332	7/24/2018	(13,521)	Danske Bank AS
USD	2,546,345	JPY	279,000,000	7/31/2018	(21,682)	Credit Agricole
USD	2,558,199	JPY	279,000,000	7/31/2018	(33,535)	JPMorgan Chase Securities, Inc.
USD	600,000	CAD	772,511	8/1/2018	(12,084)	Morgan Stanley
USD	3,281,846	EUR	2,780,000	8/31/2018	(21,269)	Canadian Imperial Bank of Commerce
USD	2,656,170	GBP	2,000,000	8/31/2018	(9,800)	Canadian Imperial Bank of Commerce
EUR	2,630,000	USD	3,066,401	9/27/2018	(24,797)	Credit Agricole
CNY	7,980,894	USD	1,200,000	10/9/2018	(2,114)	Credit Agricole
Total unrealized depreciation					(165,693)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Yuan Renminbi
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, written options contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (k)
Consumer Discretionary	$5,960,222	$3,323,310	$—	$9,283,532
Consumer Staples	3,467,018	1,614,635	—	5,081,653
Energy	4,434,201	2,198,212	—	6,632,413
Financials	4,647,611	5,312,573	—	9,960,184
Health Care	3,862,921	2,500,785	—	6,363,706
Industrials	4,420,508	3,265,176	—	7,685,684
Information Technology	12,969,376	1,110,468	—	14,079,844
Materials	671,910	137,726	19,135	828,771
Real Estate	3,767,525	606,750	—	4,374,275
Telecommunication Services	1,766,419	2,542,140	—	4,308,559
Utilities	1,776,305	771,525	—	2,547,830
Preferred Stocks (k)	7,324,169	—	—	7,324,169
Warrant	—	—	7,126	7,126
Fixed Income Investments (k)
Corporate Bonds	—	15,972,488	—	15,972,488
Asset-Backed	—	4,646,758	—	4,646,758
Mortgage-Backed Securities Pass-Throughs	—	1,435,059	—	1,435,059
Commercial Mortgage-Backed Securities	—	875,902	—	875,902
Collateralized Mortgage Obligations	—	1,874,653	—	1,874,653
Government & Agency Obligations	—	7,161,397	—	7,161,397
Convertible Bond	—	—	297,270	297,270
Short-Term U.S. Treasury Obligations	—	9,242,008	—	9,242,008
Exchange-Traded Funds	4,540,400	—	—	4,540,400
Short-Term Investments (k)	9,584,406	—	—	9,584,406

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	|	15

Assets	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	122,453	—	—	122,453
Interest Rate Swap Contracts	—	646,555	—	646,555
Forward Foreign Currency Contracts	—	606,654	—	606,654
Total	$69,315,444	$65,844,774	$323,531	$135,483,749

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(356,313)	$—	$—	$(356,313)
Written Options	—	(268,018)	—	(268,018)
Credit Default Swap Contracts	—	(27,922)	—	(27,922)
Interest Rate Swap Contracts	—	(420,157)	—	(420,157)
Forward Foreign Currency Contracts	—	(165,693)	—	(165,693)
Total	$(356,313)	$(881,790)	$—	$(1,238,103)

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(k)	See Investment Portfolio for additional detailed categorizations.

(l)

Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency contracts, and written options, at value.

The accompanying notes are an integral part of the financial statements.

16	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $116,876,497) — including $4,664,614 of securities loaned	$124,523,681
Investment in DWS Government & Agency Securities Portfolio (cost $4,814,781)*	4,814,781
Investment in DWS Central Cash Management Government Fund (cost $4,769,625)	4,769,625
Cash	193,009
Foreign currency, at value (cost $228,178)	220,517
Receivable for investments sold	5,231,489
Receivable for Fund shares sold	2,458
Dividends receivable	246,541
Interest receivable	421,243
Receivable for variation margin on futures	50,101
Receivable for variation margin on centrally cleared swaps	53,590
Unrealized appreciation on forward foreign currency contracts	606,654
Foreign taxes recoverable	103,470
Other assets	1,233
Total assets	141,238,392

Liabilities
Payable upon return of securities loaned	4,814,781
Payable for Fund shares redeemed	39,576
Options written, at value (premium received $530,544)	268,018
Unrealized depreciation on forward foreign currency contracts	165,693
Accrued management fee	41,706
Accrued Trustees’ fees	1,586
Other accrued expenses and payables	114,240
Total liabilities	5,445,600
Net assets, at value	$135,792,792

Net Assets Consist of
Undistributed net investment income	1,525,272
Net unrealized appreciation (depreciation) on:
Investments	7,647,184
Swap contracts	198,476
Futures	(233,860)
Foreign currency	(8,430)
Forward foreign currency contracts	440,961
Written options	262,526
Accumulated net realized gain (loss)	2,733,986
Paid-in capital	123,226,677
Net assets, at value	$135,792,792

Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($135,782,791 ÷ 5,992,681 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$22.66
Class B
Net Asset Value, offering and redemption price per share ($10,001 ÷ 441.5 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$22.65

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	|	17

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $105,621)	$1,979,945
Interest (net of foreign taxes withheld of $6,291)	800,410
Income distributions — DWS Central Cash Management Government Fund	36,015
Securities lending income, net of borrower rebates	35,779
Total income	2,852,149
Expenses:
Management fee	259,948
Administration fee	70,256
Services to Shareholders	574
Distribution service fee (Class B)	4
Custodian fee	29,682
Professional fees	51,221
Reports to shareholders	14,136
Trustees’ fees and expenses	5,403
Other	25,054
Total expenses before expense reductions	456,278
Expense reductions	(1)
Total expenses after expense reductions	456,277
Net investment income	2,395,872

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,840,691
Swap contracts	1,291,603
Futures	(544,408)
Written options	301,085
Forward foreign currency contracts	(320,329)
Foreign currency	2,213
3,570,855
Change in net unrealized appreciation (depreciation) on:
Investments	(7,724,652)
Swap contracts	(977,768)
Futures	(888,172)
Written options	262,526
Forward foreign currency contracts	671,773
Foreign currency	(7,300)
(8,663,593)
Net gain (loss)	(5,092,738)
Net increase (decrease) in net assets resulting from operations	$(2,696,866)

The accompanying notes are an integral part of the financial statements.

18	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$2,395,872	$5,099,423
Net realized gain (loss)	3,570,855	18,938,450
Change in net unrealized appreciation (depreciation)	(8,663,593)	3,377,582
Net increase (decrease) in net assets resulting from operations	(2,696,866)	27,415,455
Distributions to shareholders from:
Net investment income:
Class A	(5,234,584)	(5,628,068)
Net realized gains:
Class A	(12,675,023)	—
Total distributions	(17,909,607)	(5,628,068)
Fund share transactions:
Class A
Proceeds from shares sold	1,342,427	3,259,753
Reinvestment of distributions	17,909,607	5,628,068
Cost of shares redeemed	(9,382,012)	(69,176,010)
Net increase (decrease) in net assets from Class A share transactions	9,870,022	(60,288,189)
Class B
Proceeds from shares sold	10,000 *	—
Net increase (decrease) in net assets from Class B share transactions	10,000 *	—
Increase (decrease) in net assets	(10,726,451)	(38,500,802)
Net assets at beginning of period	146,519,243	185,020,045
Net assets at end of period (including undistributed net investment income of $1,525,272 and $4,363,984, respectively)	$135,792,792	$146,519,243

Other Information
Class A
Shares outstanding at beginning of period	5,517,134	7,873,905
Shares sold	52,986	130,993
Shares issued to shareholders in reinvestment of distributions	796,691	233,530
Shares redeemed	(374,130)	(2,721,294)
Net increase (decrease) in Class A shares	475,547	(2,356,771)
Shares outstanding at end of period	5,992,681	5,517,134
Class B
Shares outstanding at beginning of period	—	—
Shares sold	441.5 *	—
Net increase (decrease) in Class B shares	441.5 *	—
Shares outstanding at end of period	441.5	—

*	For the period from May 1, 2018 (commencement of operations of Class B) to June 30, 2018.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	|	19

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$26.56		$23.50	$22.93	$24.62	$27.30	$23.90
Income (loss) from investment operations:
Net investment income[a]	.42		.71	.61	.68	.72	.78
Net realized and unrealized gain (loss)	(.96)		3.10	.91	(.97)	.25	3.14
Total from investment operations	(.54)		3.81	1.52	(.29)	.97	3.92
Less distributions from:
Net investment income	(.98)		(.75)	(.95)	(.76)	(.85)	(.52)
Net realized gains	(2.38)		—	—	(.64)	(2.80)	—
Total distributions	(3.36)		(.75)	(.95)	(1.40)	(3.65)	(.52)
Net asset value, end of period	$22.66		$26.56	$23.50	$22.93	$24.62	$27.30
Total Return (%)	(1.91	)**	16.54	6.81	(1.44)[b]	3.83	16.63

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	136		147	185	202	247	269
Ratio of expenses before expense reductions (%)[c]	.65	*	.63	.62	.60	.62	.60
Ratio of expenses after expense reductions (%)[c]	.65	*	.63	.62	.58	.62	.60
Ratio of net investment income (loss) (%)	3.41	*	2.85	2.66	2.85	2.83	3.07
Portfolio turnover rate (%)	35	**	122	135	92	88	182

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Period Ended 6/30/18[a]
Class B	(Unaudited)

Selected Per Share Data
Net asset value, beginning of period	$22.65
Income (loss) from investment operations:
Net investment income[b]	.13
Net realized and unrealized gain (loss)	(.13)
Total from investment operations	.00	***
Net asset value, end of period	$22.65
Total Return (%)[c]	.00	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10
Ratio of expenses before expense reductions (%)[d]	.92	*
Ratio of expenses after expense reductions (%)[d]	.86	*
Ratio of net investment income (loss) (%)	3.41	*
Portfolio turnover rate (%)	35	[e]

[a]	For the period from May 1, 2018 (commencement of operations) to June 30, 2018.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

[e]	Represents the Fund’s portfolio turnover rate for the period ended June 30, 2018.

*	Annualized

**	Not annualized
***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

20	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Global Income Builder VIP (formerly Deutsche Global Income Builder VIP) (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (formerly Deutsche Variable Series II) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares commenced operations on May 1, 2018. Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and Exchange-Traded Funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

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Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of June 30, 2018, the Fund had securities on loan, which were classified as common stocks, corporate bonds, government and agency obligations and exchange-traded funds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements as of June 30, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$449,108	$—	$—	$—	$449,108
Corporate Bonds	1,340,050	—	—	—	1,340,050
Government & Agency Obligation	109,200	—	—	—	109,200
Exchange-Traded Fund	2,916,423	—	—	—	2,916,423
Total Borrowings	$4,814,781	$—	$—	$—	$4,814,781

Gross amount of recognized liabilities for securities lending transactions:					$4,814,781

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable based upon the current interpretation of the tax rules and regulations. Estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $133,213,485. The net unrealized appreciation for all investments based on tax cost was $15,203,530. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $17,066,142 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $1,862,612.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, forward currency contracts, futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended June 30, 2018, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of June 30, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $26,894,000 to approximately $38,398,000.

Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the

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occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended June 30, 2018, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics and to hedge the risk of default or other specified credit events on portfolio assets.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of June 30, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment on the credit default swap contracts sold had a total notional value of generally indicative of a range from approximately $4,800,000 to $5,376,000.

Total Return Swap Contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. One counterparty pays out the total return of the reference security or index underlying the total return swap, and in return receives a fixed or variable rate. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return. For the six months ended June 30, 2018, the Fund entered into total return swap transactions as a means of gaining exposure to a particular asset class without investing directly in such asset class.

A summary of the open total return swap contracts as of June 30, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in total return swap contracts had a total notional amount generally indicative of a range from $0 to approximately $15,727,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2018, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains. In addition, the Fund entered into equity index futures as a means of gaining exposure to the equity asset class without investing directly into such asset class and to manage the risk of stock market volatility.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $22,632,000 to $36,672,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $37,202,000 to $39,926,000.

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Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended June 30, 2018, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. For exchange traded contracts, the counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of open written option contracts is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in written option contracts had a total value generally indicative of a range from $0 to approximately $844,000.

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2018, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $14,346,000 to $31,634,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $3,388,000 to $22,565,000.

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$95,595	$95,595
Interest Rate Contracts (a)	—	646,555	26,858	673,413
Foreign Exchange Contracts (b)	606,654	—	—	606,654
	$606,654	$646,555	$122,453	$1,375,662

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)

Includes cumulative appreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b)	Unrealized appreciation on forward foreign currency contracts

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Liability Derivatives	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (c)	$—	$—	$—	$(281,118)	$(281,118)
Interest Rate Contracts (c)(d)	(268,018)	—	(420,157)	(75,195)	(763,370)
Credit Contracts (c)	—	—	(27,922)	—	(27,922)
Foreign Exchange Contracts (d)	—	(165,693)	—	—	(165,693)
	$(268,018)	$(165,693)	$(448,079)	$(356,313)	$(1,238,103)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(c)

Includes cumulative depreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(d)	Options written, at value and unrealized depreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2018, and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (e)	$—	$—	$1,114,681	$(132,914)	$981,767
Interest Rate Contracts (e)	301,085	—	35,776	(411,494)	(74,633)
Credit Contracts (e)	—	—	141,146	—	141,146
Foreign Exchange Contracts (f)	—	(320,329)	—	—	(320,329)
	$301,085	$(320,329)	$1,291,603	$(544,408)	$727,951

Each of the above derivatives is located in the following Statement of Operations accounts:

(e)	Net realized gain (loss) from written options, swap contracts and futures, respectively

(f)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (g)	$—	$—	$(917,067)	$(831,943)	$(1,749,010)
Interest Rate Contracts (g)	262,526	—	112,071	(56,229)	318,368
Credit Contracts (g)	—	—	(172,772)	—	(172,772)
Foreign Exchange Contracts (h)	—	671,773	—	—	671,773
	$262,526	$671,773	$(977,768)	$(888,172)	$(931,641)

Each of the above derivatives is located in the following Statement of Operations accounts:

(g)	Change in net unrealized appreciation (depreciation) on written options, swap contracts and futures, respectively

(h)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of June 30, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
BNP Paribas	$245,187	$(26,891)	$—	$—	$218,296
Canadian Imperial Bank of Commerce	139,916	(31,069)	—	—	108,847
Credit Agricole	96,161	(48,593)	—	—	47,568
Danske Bank AS	51,511	(13,521)	—	—	37,990
HSBC Holdings PLC	54,662	—	—	—	54,662
Morgan Stanley	10,848	(10,848)	—	—	—
Toronto-Dominion Bank	8,369	—	—	—	8,369
	$606,654	$(130,922)	$—	$—	$475,732

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Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(i)	Cash Collateral Pledged	Net Amount of Derivative Liabilities
BNP Paribas	$26,891	$(26,891)	$—	$—	$—
Canadian Imperial Bank of Commerce	31,069	(31,069)	—	—	—
Citigroup, Inc.	268,018	—	(268,018)	—	—
Credit Agricole	48,593	(48,593)	—	—	—
Danske Bank AS	13,521	(13,521)	—	—	—
JPMorgan Chase Securities, Inc.	33,535	—	—	—	33,535
Morgan Stanley	12,084	(10,848)	—	—	1,236
	$433,711	$(130,922)	$(268,018)	$—	$34,771

(i)	The actual collateral received and/or pledged may be more than the amounts shown.

C. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment transactions, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$45,516,153	$61,271,279
U.S. Treasury Obligations	$19,991	$1,000,000

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.

Effective March 1, 2017, Deutsche Alternative Asset Management (Global) Limited (DAAM Global), also an indirect, wholly owned subsidiary of DWS Group, serves as subadvisor for the Fund and, as such, provides portfolio manager services to the Fund. Pursuant to a sub-advisory agreement between DIMA and DAAM Global, DIMA, not the Fund, compensates DAAM Global for the services it provides to the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million	.370%
Next $750 million	.345%
Over $1 billion	.310%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waiver/reimbursements) of 0.37% of the Fund’s average daily net assets.

For the period from January 1, 2018 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A shares at 0.69%.

Effective May 1, 2018 (commencement of operations) through April 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class B shares at 0.86%.

For the period from May 1, 2018 (commencement of operations) through June 30, 2018, fees waived and/or expenses reimbursed for class B are $1.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays

28	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $70,256, of which $11,272 is unpaid.

Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the period from May 1, 2018 (commencement of operations) through June 30, 2018, the Distribution Service Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2018
Class B	$4	$2

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018 and for the period from May 1, 2018 (commencement of operations) through June 30, 2018 for Class B shares, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$210	$68
Class B	2	2
	$212	$70

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $6,889, of which $5,585 unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2018, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $2,693.

E. Ownership of the Fund

At June 30, 2018, one participating insurance company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 71%.

F. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	|	29

the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

G. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series II was renamed Deutsche DWS Variable Series II and Deutsche Global Income Builder VIP was renamed DWS Global Income Builder VIP.

30	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. For the period from May 1, 2018 (commencement of operations) through June 30, 2018, Class B limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A	Class B*
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$980.90	$1,000.00
Expenses Paid per $1,000**	$3.19	$1.44

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,021.57	$1,020.53
Expenses Paid per $1,000**	$3.26	$4.31

*	For the period from May 1, 2018 (commencement of operations of Class B) to June 30, 2018.

**

Expenses (hypothetical expenses if Class B had been in existence from January 1, 2018) are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class A	Class B
Deutsche DWS Variable Series II — DWS Global Income Builder VIP	.65%	.86%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	|	31

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

32	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Global Income Builder VIP’s (now known as DWS Global Income Builder VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017. DIMA has also entered into a sub-advisory agreement with Deutsche Alternative Asset Management (Global) Limited (“DAAM Global”), an affiliate of DIMA, that has an initial term through September 30, 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA and DAAM Global are part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and DAAM Global’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that DIMA and DAAM Global provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including DAAM Global. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	|	33

independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that DIMA pays a sub-advisory fee to DAAM Global out of its fee. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and DAAM Global.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar

34	|	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	|	35

VS2GIB-3 (R-028382-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series II

(formerly Deutsche Variable Series II)

DWS Government & Agency Securities VIP

(formerly Deutsche Government & Agency Securities VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
10	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
21	Information About Your Fund’s Expenses
22	Proxy Voting
23	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The “full faith and credit” guarantee of the US government applies to the timely repayment of interest, and does not eliminate market risk. Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. The Fund may lend securities to approved institutions. See the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 0.87% and 1.21% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment in DWS Government & Agency Securities VIP

The Bloomberg Barclays GNMA Index is an unmanaged, market-value-weighted measure of all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Government & Agency Securities VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,926	$9,970	$10,243	$10,727	$13,709
	Average annual total return	–0.74%	–0.30%	0.80%	1.41%	3.21%
Bloomberg Barclays GNMA Index	Growth of $10,000	$9,914	$10,010	$10,387	$11,084	$14,193
	Average annual total return	–0.86%	0.10%	1.27%	2.08%	3.56%

DWS Government & Agency Securities VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,909	$9,936	$10,144	$10,543	$13,257
	Average annual total return	–0.91%	–0.64%	0.48%	1.06%	2.86%
Bloomberg Barclays GNMA Index	Growth of $10,000	$9,914	$10,010	$10,387	$11,084	$14,193
	Average annual total return	–0.86%	0.10%	1.27%	2.08%	3.56%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Net Assets)	6/30/18	12/31/17
Mortgage-Backed Securities Pass-Throughs	86%	80%
Collateralized Mortgage Obligations	16%	22%
Government & Agency Obligations	6%	16%
Asset-Backed	5%	5%
Commercial Mortgage-Backed Securities	4%	3%
Commercial Paper	3%	—
Corporate Bonds	—	1%
Cash Equivalents and Other Assets and Liabilities, net	–20%	–27%
	100%	100%

Coupons*	6/30/18	12/31/17
Less than 3.5%	24%	35%
3.5%–4.49%	51%	42%
4.5%–5.49%	17%	15%
5.5%–6.49%	5%	5%
6.5%–7.49%	3%	3%
7.5% and Greater	0%	0%
	100%	100%

Interest Rate Sensitivity	6/30/18	12/31/17
Effective Maturity	9.8 years	9.9 years
Effective Duration	5.6 years	4.0 years

*	Excludes Cash Equivalents and U.S. Treasury Bills.

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team

Gregory M. Staples, CFA, Managing Director

Scott Agi, CFA, Director

Portfolio Managers

4	|	Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Mortgage-Backed Securities Pass-Throughs 86.3%
Federal Home Loan Mortgage Corp.:
3.0%, with various maturities from 9/1/2047 until 7/12/2048 (b)	2,734,482	2,647,576
3.5%, 7/12/2048 (b)	1,500,000	1,492,126
4.0%, with various maturities from 1/1/2045 until 12/1/2045	611,451	628,682
Federal National Mortgage Association:
3.0%, with various maturities from 3/1/2047 until 10/1/2047	1,346,750	1,306,605
3.5%, with various maturities from 8/1/2047 until 7/12/2048 (b)	4,269,917	4,251,675
Government National Mortgage Association:
3.0%, with various maturities from 4/20/2046 until 9/20/2047	1,841,668	1,803,727
3.5%, with various maturities from 4/15/2042 until 7/19/2048 (b)	9,386,584	9,442,654
4.0%, with various maturities from 9/20/2040 until 7/19/2048 (b)	5,377,112	5,527,791
4.5%, with various maturities from 4/20/2035 until 7/19/2048 (b)	2,795,710	2,926,473
4.55%, 1/15/2041	138,626	146,714
4.625%, 5/15/2041	98,655	102,698
5.0%, with various maturities from 12/15/2032 until 5/20/2048	922,171	970,359
5.5%, with various maturities from 1/15/2034 until 6/15/2042	1,298,329	1,419,664
6.0%, with various maturities from 5/20/2034 until 12/20/2038	353,308	388,983
6.5%, with various maturities from 9/15/2036 until 2/15/2039	294,859	329,211
7.0%, with various maturities from 2/20/2027 until 2/15/2038	69,912	70,943
7.5%, 10/20/2031	3,219	3,633
Total Mortgage-Backed Securities Pass-Throughs (Cost $33,942,091)		33,459,514

Asset-Backed 5.2%
Automobile Receivables 0.5%
AmeriCredit Automobile Receivables Trust, “A3”, Series 2017-1, 1.87%, 8/18/2021	170,000	168,735

Miscellaneous 4.7%
Atrium XIII, “A1”, Series 13A, 144A, 3-month USD-LIBOR + 1.180%, 3.542%*, 11/21/2030	310,000	310,472
Carbone CLO Ltd., “A1”, Series 2017-1A, 144A, 3-month USD-LIBOR + 1.140%, 2.809%*, 1/20/2031	380,000	379,786

	Principal Amount ($)(a)	Value ($)
Domino’s Pizza Master Issuer LLC, “A23”, Series 2017-1A, 144A, 4.118%, 7/25/2047	446,625	445,509
Goldentree Loan Management U.S. CLO Ltd., “A”, Series 2017-2A, 144A, 3-month USD-LIBOR + 1.150%, 3.509%*, 11/28/2030	450,000	450,892
NRZ Excess Spread-Collateralized Notes, “B”, Series 2018-PLS1, 144A, 3.588%, 1/25/2023	248,412	246,350

		1,833,009
Total Asset-Backed (Cost $2,005,031)		2,001,744

Collateralized Mortgage Obligations 15.6%
BX Trust, A” Series 2018-GW, 144A, 1-month USD-LIBOR + 0.800%, 2.7%*, 5/15/2035	200,000	200,075
Federal Home Loan Mortgage Corp.:
“OA”, Series 3179, Principal Only, Zero Coupon, 7/15/2036	72,843	62,986
“CZ”, Series 4113, 3.0%, 9/15/2042	319,391	283,999
CD’, Series 4793, 3.0%, 6/15/2048	497,755	483,221
“PI”, Series 3940, Interest Only, 4.0%, 2/15/2041	266,428	42,922
“C1”, Series 329, Interest Only, 4.0%, 12/15/2041	788,056	159,395
“UA”, Series 4298, 4.0%, 2/15/2054	58,174	58,435
“C32”, Series 303, Interest Only, 4.5%, 12/15/2042	805,053	186,412
“C28”, Series 303, Interest Only, 4.5%, 1/15/2043	957,934	214,239
“MI”, Series 3871, Interest Only, 6.0%, 4/15/2040	35,552	2,421
“IJ”, Series 4472, Interest Only, 6.0%, 11/15/2043	319,827	77,474
“A”, Series 172, Interest Only, 6.5%, 1/1/2024	6,492	819
“C22”, Series 324, Interest Only, 6.5%, 4/15/2039	447,139	114,494
Federal National Mortgage Association:
“Z”, Series 2013-44, 3.0%, 5/25/2043	97,897	89,378
‘‘IO”, Series 2012-146, Interest Only, 3.5%, 1/25/2043	1,039,067	207,864
“4”, Series 406, Interest Only, 4.0%, 9/25/2040	200,614	42,261
“IO”, Series 2016-26, Interest Only, 5.0%, 5/25/2046	868,167	173,388
“UI”, Series 2010-126, Interest Only, 5.5%, 10/25/2040	340,730	71,162
“IO”, Series 2014-70, Interest Only, 5.5%, 10/25/2044	461,162	102,165
“BI”, Series 2015-97, Interest Only, 5.5%, 1/25/2046	382,628	88,477
“WI”, Series 2011-59, Interest Only, 6.0%, 5/25/2040	49,810	1,943

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP	|	5

	Principal Amount ($)(a)	Value ($)
“YT”, Series 2013-35, 6.5%, 9/25/2032	498,371	561,826
Government National Mortgage Association:
“JI”, Series 2013-10, Interest Only, 3.5%, 1/20/2043	492,173	106,715
“ID”, Series 2013-70, Interest Only, 3.5%, 5/20/2043	226,949	45,341
“BI”, Series 2014-22, Interest Only, 4.0%, 2/20/2029	377,023	34,216
“IP”, Series 2015-50, Interest Only, 4.0%, 9/20/2040	793,193	73,091
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	235,726	31,520
“LI”, Series 2009-104, Interest Only, 4.5%, 12/16/2018	2,815	1
“CI”, Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,119,002	48,368
“PI”, Series 2014-108, Interest Only, 4.5%, 12/20/2039	193,593	30,934
“MI”, Series 2010-169, Interest Only, 4.5%, 8/20/2040	229,745	27,267
“IP”, Series 2014-115, Interest Only, 4.5%, 2/20/2044	132,733	28,462
“GZ”, Series 2005-24, 5.0%, 3/20/2035	648,884	726,296
“MZ”, Series 2009-98, 5.0%, 10/16/2039	1,309,852	1,516,113
“AI”, Series 2008-46, Interest Only, 5.5%, 5/16/2023	6,027	77
“GI”, Series 2003-19, Interest Only, 5.5%, 3/16/2033	302,314	58,182
“IB”, Series 2010-130, Interest Only, 5.5%, 2/20/2038	75,128	13,428
“IA”, Series 2012-64, Interest Only, 5.5%, 5/16/2042	184,998	42,375
“DI”, Series 2009-10, Interest Only, 6.0%, 4/16/2038	110,204	15,222
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	32,859	8,535
“IC”, Series 1997-4, Interest Only, 7.5%, 3/16/2027	262,153	1,935
Total Collateralized Mortgage Obligations (Cost $5,479,463)		6,033,434

Commercial Mortgage-Backed Securities 3.8%
Atrium Hotel Portfolio Trust, A’ Series 2018-ATRM, 144A, 1-month USD-LIBOR + 0.950%, 2.932%*, 6/15/2035	427,500	427,230
CHT Mortgage Trust, “A”, Series 2017-CSMO,144A, 1-month USD-LIBOR + 0.880%, 3.003%*, 11/15/2036	400,000	400,126

	Principal Amount ($)(a)	Value ($)
DBGS Mortgage Trust, A’ Series 2018-5BP,144A, 1-month USD-LIBOR + 0.645% 2.545%*, 6/15/2033	450,000	450,013
FHLMC Multifamily Structured Pass-Through Securities, “X1”, Series K055, Interest Only, 1.501%*, 3/25/2026	2,476,436	213,922
Total Commercial Mortgage-Backed Securities (Cost $1,490,368)		1,491,291

Government & Agency Obligation 2.1%
Sovereign Bonds
Kingdom of Norway, Series 480, 144A, REG S, 2.0%, 4/26/2028 (Cost $833,641)	NOK 6,500,000	814,630

Short-Term U.S. Treasury Obligations 3.6%
U.S. Treasury Bills:
1.18%**, 8/16/2018 (c)	880,000	877,993
1.91%**, 10/11/2018 (d)	500,000	497,294
Total Short-Term U.S. Treasury Obligations (Cost $1,376,722)		1,375,287

Commercial Paper 2.8%
Bank New York Mellon Corp., 2.285%**, 7/5/2018	600,000	599,807
Macquarie Bank Ltd., 2.304%**, 7/5/2018	500,000	499,833
Total Commercial Paper (Cost $1,099,725)		1,099,640

	Shares	Value ($)
Cash Equivalents 20.4%
DWS Central Cash Management Government Fund, 1.85% (e)	2,386,133	2,386,133
DWS Variable NAV Money Fund “Capital Shares”, 2.20% (e)	5,520,746	5,521,298
Total Cash Equivalents (Cost $7,906,528)		7,907,431

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $54,133,569)	139.8	54,182,971
Other Assets and Liabilities, Net	(39.8)	(15,413,470)
Net Assets	100.0	38,769,501

6	|	Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral —%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (e) (f)
—	—	—	—	—	383	—	—	—
Cash Equivalents 20.4%
DWS Central Cash Management Government Fund, 1.85% (e)
10,252	26,141,383	23,765,502	—	—	28,569	—	2,386,133	2,386,133
DWS Variable NAV Money Fund “Capital Shares”, 2.20% (e)
—	6,520,496	1,000,000	(100)	902	29,971	—	5,520,746	5,521,298
10,252	32,661,879	24,765,502	(100)	902	58,923	—	7,906,879	7,907,431

*

Variable or floating rate security. These securities are shown at their current rate as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)	When-issued, delayed delivery or forward commitment securities included.

(c)	At June 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(d)	At June 30, 2018, this security has been pledged, in whole or in part, as collateral for open centrally cleared swap contracts.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Purchases and sales not shown for securities lending collateral.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2018	21	2,518,076	2,523,938	5,862
Ultra Long U.S. Treasury Bond	USD	9/19/2018	6	947,651	957,375	9,724
Total unrealized appreciation						15,586

At June 30, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Euro-Bund Futures	EUR	9/6/2018	5	939,604	949,129	(9,525)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP	|	7

At June 30, 2018, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount	Currency	Upfront Payments Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 2.239% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/21/2018 3/21/2023	900,000	USD	—	20,956	20,956
Fixed — 2.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2032	500,000	USD	—	33,188	33,188
Fixed — 2.589% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/21/2018 3/21/2038	900,000	USD	3,019	51,991	48,972
Floating — 3-Month LIBOR Quarterly	Fixed — 2.25% Semi-Annually	3/21/2018 3/21/2028	400,000	USD	(17,933)	(21,990)	(4,057)
Total net unrealized appreciation							99,059

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at June 30, 2018 is 2.336%.

At June 30, 2018, open total return swap contracts were as follows:

Bilateral Swaps
Pay/Receive Return of the Reference Index	Fixed Cash Flows Received Frequency	Counterparty/ Expiration Date	Notional Amount	Currency	Upfront Payments Paid ($)	Value ($)	Unrealized Depreciation ($)
Long Position
Markit IOS INDEX FN30.400.10	4.0%/Monthly	Goldman Sachs & Co. 1/12/2041	372,761	USD	—	(1,074)	(1,074)

Counterparties:

Goldman Sachs & Co.

As of June 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	399,247	EUR	341,688	7/18/2018	306	HSBC Holdings PLC
EUR	341,688	USD	425,492	7/18/2018	25,940	HSBC Holdings PLC
NOK	6,500,000	USD	832,249	7/24/2018	33,364	Danske Bank AS
SEK	3,528,837	USD	395,753	8/15/2018	388	Danske Bank AS
EUR	351,000	USD	423,387	8/16/2018	12,046	Canadian Imperial Bank of Commerce
Total unrealized appreciation					72,044
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	608,237	JPY	66,256,579	7/19/2018	(9,022)	Toronto-Dominion Bank
USD	410,831	CAD	527,000	8/7/2018	(9,698)	Barclays Bank PLC
USD	413,221	SEK	3,528,837	8/15/2018	(17,856)	Danske Bank AS
USD	411,932	EUR	351,000	8/16/2018	(591)	Canadian Imperial Bank of Commerce
Total unrealized depreciation					(37,167)

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, interest rate swap contracts, total return swap contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Mortgage-Backed Securities Pass-Throughs	$—	$33,459,514	$—	$33,459,514
Asset-Backed	—	2,001,744	—	2,001,744
Collateralized Mortgage Obligations	—	6,033,434	—	6,033,434
Commercial Mortgage-Backed Securities	—	1,491,291	—	1,491,291
Government & Agency Obligation	—	814,630	—	814,630
Short-Term U.S. Treasury Obligations	—	1,375,287	—	1,375,287
Commercial Paper	—	1,099,640	—	1,099,640
Short-Term Investments	7,907,431	—	—	7,907,431
Derivatives (h)
Futures Contracts	15,586	—	—	15,586
Interest Rate Swap Contracts	—	103,116	—	103,116
Forward Foreign Currency Contracts	—	72,044	—	72,044
Total	$7,923,017	$46,450,700	$—	$54,373,717

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(9,525)	$—	$—	$(9,525)
Interest Rate Swap Contracts	—	(4,057)	—	(4,057)
Total Return Swap Contracts	—	(1,074)	—	(1,074)
Forward Foreign Currency Contracts	—	(37,167)	—	(37,167)
Total	$(9,525)	$(42,298)	$—	$(51,823)

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(g)	See Investment Portfolio for additional detailed categorizations.

(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, total return swap contracts and forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP	|	9

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $46,227,041)	$46,275,540
Investment in affiliated Underlying Funds, at value (cost $7,906,528)	7,907,431
Foreign currency, at value (cost $66,333)	64,602
Receivable for variation margin on centrally cleared swaps	1,320
Receivable for investments sold — forward commitments	1,114,799
Receivable for Fund shares sold	2,027
Interest receivable	175,785
Unrealized appreciation on forward foreign currency contracts	72,044
Other assets	432
Total assets	55,613,980

Liabilities
Payable for investments purchased — forward commitments	16,296,654
Payable for investments purchased	382,332
Payable for variation margin on futures contracts	1,909
Payable for Fund shares redeemed	35,832
Unrealized depreciation on bilateral swap contracts	1,074
Unrealized depreciation on forward foreign currency contracts	37,167
Accrued management fee	2,456
Accrued Trustees’ fees	763
Other accrued expenses and payables	86,292
Total liabilities	16,844,479
Net assets, at value	$38,769,501

Net Assets Consist of
Undistributed net investment income	447,971
Net unrealized appreciation (depreciation) on:
Investments	49,402
Swap contracts	97,985
Futures	6,061
Foreign currency	(1,641)
Forward foreign currency contracts	34,877
Accumulated net realized gain (loss)	(704,793)
Paid-in capital	38,839,639
Net assets, at value	$38,769,501

Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($37,094,821 ÷ 3,443,224 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.77
Class B
Net Asset Value, offering and redemption price per share ($1,674,680 ÷ 155,368 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.78

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Interest	$540,179
Income distributions from affiliated Underlying Funds	58,540
Securities lending income, net of borrower rebates	383
Total income	599,102
Expenses:
Management fee	91,242
Administration fee	20,276
Services to shareholders	483
Record keeping fees (Class B)	816
Distribution service fees (Class B)	2,159
Custodian fee	12,974
Professional fees	41,388
Reports to shareholders	12,005
Trustees’ fees and expenses	2,173
Other	9,904
Total expenses before expense reductions	193,420
Expense reductions	(76,542)
Total expenses after expense reductions	116,878
Net investment income	482,224

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of Non-affiliated Underlying Funds	(847,068)
Sale of Affiliated Underlying Funds	(100)
Swap contracts	190,624
Futures	(29,071)
Forward foreign currency contracts	25,026
Foreign currency	21,036
(639,553)
Change in net unrealized appreciation (depreciation) on:
Non-affiliated investments	(205,590)
Affiliated investments	902
Swap contracts	55,202
Futures	(27,975)
Forward foreign currency contracts	11,154
Foreign currency	(1,872)
(168,179)
Net gain (loss)	(807,732)
Net increase (decrease) in net assets resulting from operations	$(325,508)

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$482,224	$988,088
Net realized gain (loss)	(639,553)	851,798
Change in net unrealized appreciation (depreciation)	(168,179)	(979,021)
Net increase (decrease) in net assets resulting from operations	(325,508)	860,865
Distributions to shareholders from:
Net investment income:
Class A	(1,045,563)	(1,241,081)
Class B	(40,012)	(46,826)
Total distributions	(1,085,575)	(1,287,907)
Fund share transactions:
Class A
Proceeds from shares sold	1,562,246	3,259,096
Reinvestment of distributions	1,045,563	1,241,081
Payments of shares redeemed	(4,532,367)	(15,457,312)
Net increase (decrease) in net assets from Class A share transactions	(1,924,558)	(10,957,135)
Class B
Proceeds from shares sold	48,184	67,053
Reinvestment of distributions	40,012	46,826
Payments of shares redeemed	(205,308)	(642,815)
Net increase (decrease) in net assets from Class B share transactions	(117,112)	(528,936)
Increase (decrease) in net assets	(3,452,753)	(11,913,113)
Net assets at beginning of period	42,222,254	54,135,367
Net assets at end of period (including undistributed net investment income of $447,971 and $1,051,322, respectively)	$38,769,501	$42,222,254

Other Information
Class A
Shares outstanding at beginning of period	3,619,812	4,598,638
Shares sold	142,394	291,446
Shares issued to shareholders in reinvestment of distributions	97,716	112,315
Shares redeemed	(416,698)	(1,382,587)
Net increase (decrease) in Class A shares	(176,588)	(978,826)
Shares outstanding at end of period	3,443,224	3,619,812
Class B
Shares outstanding at beginning of period	165,975	213,112
Shares sold	4,453	6,013
Shares issued to shareholders in reinvestment of distributions	3,736	4,234
Shares redeemed	(18,796)	(57,384)
Net increase (decrease) in Class B shares	(10,607)	(47,137)
Shares outstanding at end of period	155,368	165,975

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP	|	11

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$11.15		$11.25	$11.48	$11.80	$11.47	$12.69
Income (loss) from investment operations:
Net investment income[a]	.13		.23	.25	.27	.29	.24
Net realized and unrealized gain (loss)	(.21)		(.04)	(.13)	(.26)	.31	(.59)
Total from investment operations	(.08)		.19	.12	.01	.60	(.35)
Less distributions from:
Net investment income	(.30)		(.29)	(.35)	(.33)	(.27)	(.37)
Net realized gains	—		—	—	—	—	(.50)
Total distributions	(.30)		(.29)	(.35)	(.33)	(.27)	(.87)
Net asset value, end of period	$10.77		$11.15	$11.25	$11.48	$11.80	$11.47
Total Return (%)[b]	(.74	)**	1.67	1.06	.06	5.29	(3.04)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37		40	52	66	87	96
Ratio of expenses before expense reductions (%)[c]	.94	*	.87	.86	.74	.72	.71
Ratio of expenses after expense reductions (%)[c]	.56	*	.61	.58	.68	.70	.67
Ratio of net investment income (%)	2.39	*	2.03	2.22	2.33	2.49	2.05
Portfolio turnover rate (%)	243	**	588	521	376	393	794

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/18		Years Ended December 31,
Class B	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$11.14		$11.24	$11.46	$11.79	$11.46	$12.67
Income (loss) from investment operations:
Net investment income[a]	.11		.19	.21	.23	.25	.20
Net realized and unrealized gain (loss)	(.21)		(.04)	(.12)	(.27)	.31	(.59)
Total from investment operations	(.10)		.15	.09	(.04)	.56	(.39)
Less distributions from:
Net investment income	(.26)		(.25)	(.31)	(.29)	(.23)	(.32)
Net realized gains	—		—	—	—	—	(.50)
Total distributions	(.26)		(.25)	(.31)	(.29)	(.23)	(.82)
Net asset value, end of period	$10.78		$11.14	$11.24	$11.46	$11.79	$11.46
Total Return (%)[b]	(.91	)**	1.31	.79	(.36)	4.95	(3.25)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	2	3	3	4
Ratio of expenses before expense reductions (%)[c]	1.29	*	1.21	1.21	1.09	1.06	1.06
Ratio of expenses after expense reductions (%)[c]	.91	*	.95	.93	1.03	1.03	.99
Ratio of net investment income (%)	2.05	*	1.69	1.88	1.99	2.16	1.71
Portfolio turnover rate (%)	243	**	588	521	376	393	794

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP) (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (formerly Deutsche Variable Series II) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which

Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP	|	13

the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had no securities on loan.

Forward Commitments. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may sell the forward commitment security before the settlement date or enter into a new commitment to extend the delivery date into the future. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued, delayed delivery or forward commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

14	|	Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP

At December 31, 2017, the Fund had net tax basis capital loss carryforwards of approximately $29,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $53,267,143. The net unrealized appreciation for all investments based on tax cost was $299,145. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $973,045 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $673,900.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, investments in swap contracts, forward currency contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes for the Fund.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the

Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP	|	15

value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Total Return Swap Contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. One counterparty pays out the total return of the reference security or index underlying the total return swap, and in return receives a fixed or variable rate. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return. For the six months ended June 30, 2018, the Fund entered into total return swap transactions as a means of gaining exposure to a particular asset class without investing directly in such asset class.

A summary of the open total return swap contracts as of June 30, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in total return swap contracts had a total notional amount generally indicative of a range from $373,000 to $402,000.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended June 30, 2018, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.

A summary of the open interest rate swap contracts as of June 30, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in interest rate swap contracts had a total USD equivalent notional amount generally indicative of a range from $2,700,000 to $12,898,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2018, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2018, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $2,509,000 to $3,481,000 and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $949,000 to $3,993,000.

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2018, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it

16	|	Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP

was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $945,000 to $2,905,000 and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $0 to $2,243,000.

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$—	$103,116	$15,586	$118,702
Foreign Exchange Contracts (c)	72,044	—	—	72,044
	$72,044	$103,116	$15,586	$190,746

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of swap contracts and futures as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b)	Unrealized appreciation on bilateral swap contracts

(c)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (d)	$—	$(5,131)	$(9,525)	$(14,656)
Foreign Exchange Contracts (e)	(37,167)	—	—	(37,167)
	$(37,167)	$(5,131)	$(9,525)	$(51,823)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(d)	Includes cumulative depreciation of swap contracts and futures as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(e)	Unrealized depreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (f)	$—	$190,624	$(29,071)	$161,553
Foreign Exchange Contracts (g)	25,026	—	—	25,026
	$25,026	$190,624	$(29,071)	$186,579

Each of the above derivatives is located in the following Statement of Operations accounts:

(f)	Net realized gain (loss) on swap contracts and futures, respectively

(g)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (h)	$—	$55,202	$(27,975)	$27,227
Foreign Exchange Contracts (i)	11,154	—	—	11,154
	$11,154	$55,202	$(27,975)	$38,381

Each of the above derivatives is located in the following Statement of Operations accounts:

(h)	Change in net unrealized appreciation (depreciation) from swap contracts and futures, respectively

(i)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP	|	17

As of June 30, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Canadian Imperial Bank of Commerce	$12,046	$(591)	$—	$11,455
Danske Bank AS	33,752	(17,856)	—	15,896
HSBC Holdings PLC	26,246	—	—	26,246
	$72,044	$(18,447)	$—	$53,597

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$9,698	$—	$—	$9,698
Canadian Imperial Bank of Commerce	591	(591)	—	—
Danske Bank AS	17,856	(17,856)	—	—
Goldman Sachs & Co.	1,074	—	—	1,074
Toronto-Dominion Bank	9,022	—	—	9,022
	$38,241	$(18,447)	$—	$19,794

C. Purchases and Sales of Securities

During the year ended June 30, 2018, purchases and sales of investment securities, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$121,350,983	$124,415,822
U.S. Treasury Obligations	$0	$1,457,089

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

18	|	Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million	.450%
Next $750 million	.430%
Next $1.5 billion	.410%
Next $2.5 billion	.400%
Next $2.5 billion	.380%
Next $2.5 billion	.360%
Next $2.5 billion	.340%
Over $12.5 billion	.320%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.45% of the Fund’s average daily net assets.

Effective January 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.56%
Class B	.91%

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$73,291
Class B	3,251
$76,542

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $20,276, of which $3,214 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

	Total Aggregated	Unpaid at June 30, 2018
Class A	$125	$41
Class B	26	8
	$151	$49

Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2018, the Distribution Service Fee aggregated $2,159, of which $344 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $6,066, all which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP	|	19

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended June 30, 2018, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $29.

E. Ownership of the Fund

At June 30, 2018, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 49% and 35%. One participating insurance company was the owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 93%.

F. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The fund had no outstanding loans at June 30, 2018.

G. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series II was renamed Deutsche DWS Variable Series II and Deutsche Government & Agency Securities VIP was renamed DWS Government & Agency Securities VIP.

20	|	Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$992.60	$990.90
Expenses Paid per $1,000*	$2.77	$4.49

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,022.02	$1,020.28
Expenses Paid per $1,000*	$2.81	$4.56

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP	.56%	.91%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP	|	21

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

22	|	Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Government & Agency Securities VIP’s (now known as DWS Government & Agency Securities VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP	|	23

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and

24	|	Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP

services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series II — DWS Government & Agency Securities VIP	|	25

VS2GAS-3 (R-028384-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series II

(formerly Deutsche Variable Series II)

DWS Government Money Market VIP

(formerly Deutsche Government Money Market VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
13	Information About Your Fund’s Expenses
14	Proxy Voting
15	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Performance Summary	June 30, 2018 (Unaudited)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
June 30, 2018	1.44%*
December 31, 2017	.83%

*	The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been lower.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	|	3

Portfolio Summary	June 30, 2018 (Unaudited)

Asset Allocation (As a % of Investment Portfolio)	6/30/18	12/31/17
Government & Agency Obligations	75%	76%
Repurchase Agreement	25%	24%
	100%	100%

Weighted Average Maturity	6/30/18	12/31/17
Deutsche DWS Variable Series II — DWS Government Money Market VIP	27 days	26 days
Government & Agency Retail Money Fund Average*	27 days	30 days

*	The Fund is compared to its respective iMoneyNet Category: Government & Agency Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

4	|	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Principal Amount ($)	Value ($)

Government & Agency Obligations 80.1%
U.S. Government Sponsored Agencies 52.3%
Federal Farm Credit Bank:
1-month LIBOR minus 0.165%, 1.836%*, 11/2/2018	500,000	499,995
1-month LIBOR minus 0.165%, 1.881%*, 10/9/2018	250,000	249,996
1-month LIBOR minus 0.135%, 1.911%*, 4/11/2019	500,000	500,000
1-month LIBOR minus 0.110%, 1.936%*, 3/12/2019	750,000	749,972
1-month LIBOR minus 0.145%, 1.949%*, 3/29/2019	1,000,000	1,000,000
1-month LIBOR minus 0.145%, 1.953%*, 2/26/2019	750,000	749,980
1-month LIBOR minus 0.130%, 1.964%*, 4/29/2019	3,500,000	3,500,000
1-month LIBOR minus 0.115%, 1.976%*, 7/23/2018	1,500,000	1,499,996
1-month LIBOR minus 0.095%, 1.996%*, 7/25/2019	1,000,000	999,986
1-month LIBOR minus 0.065%, 2.019%*, 7/20/2018	1,200,000	1,200,000
1-month LIBOR plus 0.040%, 2.086%*, 1/10/2019	500,000	500,187
3-month LIBOR minus 0.180%, 2.178%*, 11/1/2019	500,000	500,000
3-month Treasury Money Market Yield plus 0.280%, 2.189%*, 11/13/2018	1,500,000	1,500,000
Federal Home Loan Bank:
1.825%**, 7/3/2018	750,000	749,925
1-month LIBOR minus 0.160%, 1.841%*, 8/3/2018	1,000,000	1,000,000
1-month LIBOR minus 0.155%, 1.85%*, 7/5/2018	1,500,000	1,500,000
1.87%**, 8/24/2018	500,000	498,617
1.88%**, 7/13/2018	3,500,000	3,497,837
1.881%**, 7/23/2018	1,750,000	1,748,016
1-month LIBOR minus 0.080%, 1.921%*, 2/4/2019	800,000	800,000
1-month LIBOR minus 0.160%, 1.925%*, 7/19/2018	1,500,000	1,500,000
1-month LIBOR minus 0.130%, 1.927%*, 3/22/2019	1,000,000	1,000,000
1-month LIBOR minus 0.145%, 1.928%*, 8/15/2018	600,000	600,000
1-month LIBOR minus 0.150%, 1.935%*, 7/16/2018	2,000,000	2,000,000
1-month LIBOR minus 0.110%, 1.936%*, 10/11/2018	3,500,000	3,500,378
1-month LIBOR minus 0.135%, 1.95%*, 11/16/2018	1,000,000	1,000,000
1.951%**, 8/22/2018	2,500,000	2,493,052
1.957%**, 9/7/2018	2,750,000	2,739,975
1-month LIBOR minus 0.125%, 1.959%*, 8/20/2018	2,000,000	2,000,000
1.962%**, 10/9/2018	3,500,000	3,481,188
1-month LIBOR minus 0.125%, 1.963%*, 6/21/2019	1,000,000	1,000,000
1-month LIBOR minus 0.110%, 1.974%*, 2/22/2019	1,500,000	1,500,000

	Principal Amount ($)	Value ($)
3-month LIBOR minus 0.330%, 2.005%*, 12/21/2018	750,000	750,000
3-month LIBOR minus 0.250%, 2.058%*, 8/3/2018	500,000	500,000
3-month LIBOR minus 0.250%, 2.109%*, 7/30/2018	500,000	500,000
Federal Home Loan Mortgage Corp.:
1.774%**, 7/18/2018	1,000,000	999,174
1.779%**, 7/16/2018	1,000,000	999,269
1.784%**, 8/9/2018	1,200,000	1,197,712
1.916%**, 8/20/2018	1,000,000	997,375
3-month LIBOR minus 0.280%, 2.073%*, 8/10/2018	500,000	500,000
3-month LIBOR minus 0.250%, 2.088%*, 10/10/2018	1,000,000	1,000,000

		53,502,630

U.S. Treasury Obligations 27.8%
U.S. Treasury Bills:
1.832%**, 8/23/2018	2,000,000	1,994,680
1.855%**, 7/26/2018	2,500,000	2,496,823
1.872%**, 9/20/2018	750,000	746,923
1.906%**, 9/27/2018	2,000,000	1,990,730
1.916%**, 9/20/2018	1,500,000	1,493,700
1.921%**, 9/27/2018	1,500,000	1,493,131
1.977%**, 9/20/2018	2,000,000	1,991,108
2.009%**, 10/18/2018	1,500,000	1,491,003
2.059%**, 11/23/2018	1,500,000	1,487,732
U.S. Treasury Floating Rate Notes:
3-month Treasury Money Market Yield plus 0.070%, 1.979%*, 4/30/2019	1,000,000	1,000,156
3-month Treasury Money Market Yield plus 0.140%, 2.049%*, 1/31/2019	1,000,000	1,001,207
3-month Treasury Money Market Yield plus 0.170%, 2.079%*, 10/31/2018	7,550,000	7,556,290
3-month Treasury Money Market Yield plus 0.174%, 2.083%*, 7/31/2018	3,750,000	3,750,800

		28,494,283
Total Government & Agency Obligations (Cost $81,996,913)		81,996,913

Repurchase Agreement 26.9%
Wells Fargo Bank, 2.12%, dated 6/29/2018, to be repurchased at $27,555,867 on 7/2/2018 (a) (Cost $27,551,000)	27,551,000	27,551,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $109,547,913)	107.0	109,547,913
Other Assets and Liabilities, Net	(7.0)	(7,195,702)
Net Assets	100.0	102,352,211

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	|	5

*	Floating rate security. These securities are shown at their current rate as of June 30, 2018.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,762,935	FREMF Mortgage Trust	0.1–3.703	11/25/2023–1/25/2046	81,533
29,241	Federal Agricultural Mortgage Corp	2.835	11/30/2021	29,402
80,449	Federal Home Loan Bank	1.2–2.75	12/20/2018–6/10/2022	78,582
6,392,975	Federal Home Loan Mortgage Corp.	2–6.5	11/1/2025–7/1/2048	6,406,211
19,048,225	Federal National Mortgage Association	1.15–6.625	7/11/2018–8/1/2056	19,424,610
18	Federal National Mortgage Association STRIPS	0	1/15/2028	13
4,563,575	Federal National Mortgage Association- Interest Only	3–8	3/15/2029–8/25/2047	754,064
3,613,415	Freddie Mac Multifamily Structured Pass-Through Certificates	0.815–2.896	3/25/2019–12/25/2041	212,765
842,719	Government National Mortgage Association	2.5–10	2/20/2019–5/20/2048	826,308
340,420	Tennessee Valley Authority	0–2.875	10/15/2018–9/15/2025	288,532
Total Collateral Value				28,102,020

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (b)	$—	$81,996,913	$—	$81,996,913
Repurchase Agreement	—	27,551,000	—	27,551,000
Total	$—	$109,547,913	$—	$109,547,913

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(b)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Statement of Assets and Liabilities

As of June 30, 2018 (Unaudited)

Assets
Investments in securities, valued at amortized cost	$81,996,913
Repurchased agreement, valued at amortized cost	27,551,000
Cash	7,504
Receivable for Fund shares sold	61,659
Interest receivable	87,642
Other assets	853
Total assets	109,705,571

Liabilities
Payable for Fund shares redeemed	7,180,717
Distributions payable	53,768
Accrued management fee	21,027
Accrued Trustees’ fees	1,042
Other accrued expenses and payables	96,806
Total liabilities	7,353,360
Net assets, at value	$102,352,211

Net Assets Consist of
Undistributed net investment income	14,915
Accumulated net realized gain (loss)	53
Paid-in capital	102,337,243
Net assets, at value	$102,352,211
Class A
Net Asset Value
Net asset value, offering and redemption price per share ($102,352,211 ÷ 102,420,959 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

Statement of Operations

For the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Interest	$889,086
Expenses:
Management fee	127,457
Administration fee	54,237
Services to Shareholders	1,327
Custodian fee	5,455
Professional fees	27,615
Reports to shareholders	46,218
Trustees’ fees and expenses	3,835
Other	4,972
Total expenses before expense reductions	271,116
Expense reductions	(111)
Total expenses after expense reductions	271,005
Net investment income	618,081
Net increase (decrease) in net assets resulting from operations	$618,081

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	|	7

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income (loss)	$618,081	$547,826
Net realized gain (loss)	—	53
Net increase (decrease) in net assets resulting from operations	618,081	547,879
Distributions to shareholders from:
Net investment income
Class A	(618,078)	(547,829)
Fund share transactions:
Class A
Proceeds from shares sold	71,208,629	111,220,770
Reinvestment of distributions	599,377	514,778
Cost of shares redeemed	(80,675,760)	(122,921,320)
Net increase (decrease) in net assets from Class A share transactions	(8,867,754)	(11,185,772)
Increase (decrease) in net assets	(8,867,751)	(11,185,722)
Net assets at beginning of period	111,219,962	122,405,684
Net assets at end of period (including undistributed net investment income of $14,915 and $14,912, respectively)	$102,352,211	$111,219,962

Other Information
Class A
Shares outstanding at beginning of period	111,288,713	122,474,485
Shares sold	71,208,629	111,220,770
Shares issued to shareholders in reinvestment of distributions	599,377	514,778
Shares redeemed	(80,675,760)	(122,921,320)
Net increase (decrease) in Class A shares	(8,867,754)	(11,185,772)
Shares outstanding at end of period	102,420,959	111,288,713

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017		2016		2015		2014		2013

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	.006		.005		.001	[b]	.000	***	.000	***	.000	***
Net realized gain (loss)	—		.000	***	.000	***	(.000	)***	.000	***	.000	***
Total from investment operations	.006		.005		.001		.000	***	.000	***	.000	***
Less distributions from:
Net investment income	(.006)		(.005)		(.001)		(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.56	a**	.45		.05	[a,b]	.01	[a]	.01	[a]	.01	[a]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	102		111		122		134		177		174
Ratio of expenses before expense reductions (%)[c]	.50	*	.48		.51		.49		.49		.49
Ratio of expenses after expense reductions (%)[c]	.50	*	.48		.44		.25		.18		.20
Ratio of net investment income (%)	1.14	*	.45		.05	[b]	.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

[b]	Includes a non-recurring payment for overbilling of prior years’ custodian out-of-pocket fees. Excluding this payment, net investment income per share, total return, and ratio of net investment income to average net assets would have been reduced by $0.0004, 0.04%, and 0.04%, respectively.

[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	|	9

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Government Money Market VIP (formerly Deutsche Government Money Market VIP) (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (formerly Deutsche Variable Series II) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claim on the collateral may be subject to legal proceedings.

As of June 30, 2018 the Fund held repurchase agreements with a gross value of $27,551,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

From November 1, 2017 through December 31, 2017, the Fund elects to defer qualified late year losses of $53 of net short-term realized capital losses and treat them as arising in the fiscal year ending December 31, 2018.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $111,207,273.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

10	|	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas, Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million	.235%
Next $500 million	.220%
Next $1.0 billion	.205%
Over $2.0 billion	.190%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.235% of the Fund’s average daily net assets.

For the period from January 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fee and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.51%.

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed amounted to $111.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018 the Administration Fee was $54,237, of which $8,948 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC aggregated $1,148, of which $588 is unpaid.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	|	11

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $4,447, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Ownership of the Fund

At June 30, 2018, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 54%, 17% and 16%.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate, plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

E. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series II was renamed Deutsche DWS Variable Series II and Deutsche Government Money Market VIP was renamed DWS Government Money Market VIP.

12	|	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months June 30, 2018

Actual Fund Return	Class A
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$1,005.64
Expenses Paid per $1,000*	$2.49

Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$1,022.32
Expenses Paid per $1,000*	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class A
Deutsche DWS Variable Series II — DWS Government Money Market VIP	.50%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	|	13

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

14	|	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Government Money Market VIP’s (now known as DWS Government Money Market VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying

Deutsche DWS Variable Series II — DWS Government Money Market VIP	|	15

and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Class A shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board considered that the Fund’s management fee was reduced by 0.05% at all breakpoint levels in connection with the restructuring of the Fund into a government money market fund in 2016. The Board noted that the Fund’s Class A shares total (net) operating expenses were higher than the median (4th quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

16	|	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	|	17

VS2GMM-3 (R-028387-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series II

(formerly Deutsche Variable Series II)

DWS High Income VIP

(formerly Deutsche High Income VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
12	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
22	Information About Your Fund’s Expenses
23	Proxy Voting
24	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series II — DWS High Income VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 0.78% and 1.15% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment in DWS High Income VIP

ICE BofA Merrill Lynch US High Yield Master II Constrained Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS High Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,970	$10,261	$11,351	$12,428	$18,586
	Average annual total return	–0.30%	2.61%	4.32%	4.44%	6.39%
ICE BofA Merrill Lynch US High Yield Master II Constrained Index	Growth of $10,000	$10,008	$10,254	$11,761	$13,077	$21,749
	Average annual total return	0.08%	2.54%	5.56%	5.51%	8.08%

DWS High Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,962	$10,251	$11,256	$12,225	$18,086
	Average annual total return	–0.38%	2.51%	4.02%	4.10%	6.10%
ICE BofA Merrill Lynch US High Yield Master II Constrained Index	Growth of $10,000	$10,008	$10,254	$11,761	$13,077	$21,749
	Average annual total return	0.08%	2.54%	5.56%	5.51%	8.08%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series II — DWS High Income VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Corporate Bonds	89%	93%
Cash Equivalents	6%	4%
Convertible Bonds	3%	3%
Government & Agency Obligation	1%	—
Loan Participations and Assignments	1%	—
Common Stocks	0%	0%
Warrants	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
Energy	25%	23%
Consumer Discretionary	22%	23%
Materials	16%	18%
Telecommunication Services	9%	10%
Health Care	8%	7%
Industrials	6%	7%
Information Technology	4%	3%
Utilities	4%	4%
Consumer Staples	3%	2%
Real Estate	2%	2%
Financials	1%	1%
	100%	100%

Quality (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
BBB	7%	5%
BB	54%	54%
B	31%	34%
CCC	4%	3%
Not Rated	4%	4%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team

Gary Russell, CFA, Managing Director

Thomas R. Bouchard, Director

Lonnie Fox, Director (added to the team as of August 9, 2018)

Portfolio Managers

4	|	Deutsche DWS Variable Series II — DWS High Income VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 86.2%
Consumer Discretionary 18.7%
Adient Global Holdings Ltd.:
REG S, 3.5%, 8/15/2024	EUR 185,000	200,007
144A, 4.875%, 8/15/2026	340,000	305,150
Ally Financial, Inc., 5.75%, 11/20/2025	110,000	112,063
Altice France SA, 144A, 7.375%, 5/1/2026	910,000	889,707
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022	243,000	235,102
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026	175,000	168,875
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)	110,000	109,175
6.25%, 3/15/2026	65,000	63,375
Asbury Automotive Group, Inc., 6.0%, 12/15/2024	239,000	236,835
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025	165,000	156,750
Boyd Gaming Corp.:
144A, 6.0%, 8/15/2026	160,000	158,400
6.875%, 5/15/2023	100,000	104,750
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024	200,000	181,000
CCO Holdings LLC:
144A, 5.0%, 2/1/2028	150,000	137,250
144A, 5.125%, 5/1/2027	125,000	116,953
5.25%, 9/30/2022	680,000	682,125
144A, 5.5%, 5/1/2026	210,000	203,637
144A, 5.875%, 4/1/2024	170,000	170,425
144A, 5.875%, 5/1/2027	350,000	341,687
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021	437,000	434,269
144A, 7.5%, 4/1/2028	200,000	202,440
Clear Channel Worldwide Holdings, Inc., Series A, 6.5%, 11/15/2022	180,000	182,700
CSC Holdings LLC:
144A, 5.5%, 4/15/2027	345,000	329,475
144A, 10.125%, 1/15/2023	200,000	220,500
144A, 10.875%, 10/15/2025	230,000	265,144
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025	48,000	48,600
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025	315,000	310,275
144A, 6.5%, 6/1/2026	280,000	284,200
DISH DBS Corp.:
5.875%, 7/15/2022 (b)	260,000	244,400
5.875%, 11/15/2024	75,000	63,469
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023	245,000	246,298
GLP Capital LP:
5.25%, 6/1/2025	100,000	100,000
5.75%, 6/1/2028	55,000	55,413
Group 1 Automotive, Inc., 5.0%, 6/1/2022	330,000	327,525
HD Supply, Inc., 144A, 5.75%, 4/15/2024	85,000	89,144
Lennar Corp., 5.0%, 6/15/2027	50,000	47,875

	Principal Amount ($)(a)	Value ($)
Merlin Entertainments PLC, 144A, 5.75%, 6/15/2026	200,000	203,020
MGM Resorts International, 5.75%, 6/15/2025	190,000	189,706
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	93,000	92,768
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027	80,000	75,400
Penske Automotive Group, Inc., 5.5%, 5/15/2026	165,000	161,700
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	50,000	49,500
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	90,000	90,450
Sirius XM Radio, Inc., 144A, 3.875%, 8/1/2022	300,000	289,500
Sonic Automotive, Inc., 6.125%, 3/15/2027	55,000	51,975
Stars Group Holdings, 144A, 7.0%, 7/15/2026 (c)	200,000	202,000
Suburban Propane Partners LP, 5.75%, 3/1/2025	105,000	100,734
Toll Brothers Finance Corp., 4.35%, 2/15/2028	247,000	220,756
TRI Pointe Group, Inc., 5.25%, 6/1/2027	135,000	123,863
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025	355,000	337,285
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027	205,000	193,725
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026	200,000	185,000
144A, 5.5%, 8/15/2026	215,000	201,261
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023	75,000	74,625

		10,868,261

Consumer Staples 2.4%
Chobani LLC, 144A, 7.5%, 4/15/2025	35,000	33,600
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025	225,000	218,813
FAGE International SA, 144A, 5.625%, 8/15/2026	220,000	202,400
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025	210,000	195,300
144A, 6.75%, 2/15/2028	235,000	222,004
Pilgrim’s Pride Corp.:
144A, 5.75%, 3/15/2025	50,000	48,000
144A, 5.875%, 9/30/2027	150,000	139,125
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028	40,000	37,500
144A, 5.75%, 3/1/2027	215,000	208,550
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024	100,000	86,750

		1,392,042

Energy 22.7%
Antero Midstream Partners LP, 5.375%, 9/15/2024	125,000	125,937
Antero Resources Corp.:
5.375%, 11/1/2021	420,000	425,250
5.625%, 6/1/2023	45,000	45,563

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	|	5

	Principal Amount ($)(a)	Value ($)
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	295,000	297,950
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)	85,000	86,063
8.25%, 7/15/2025	100,000	106,000
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027	230,000	227,987
5.875%, 3/31/2025	165,000	171,600
7.0%, 6/30/2024	470,000	512,300
Chesapeake Energy Corp.:
144A, 8.0%, 12/15/2022	174,000	182,648
8.0%, 1/15/2025 (b)	165,000	168,044
8.0%, 6/15/2027 (b)	315,000	320,512
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026	107,000	104,058
Continental Resources, Inc., 5.0%, 9/15/2022	413,000	418,457
Crestwood Midstream Partners LP:
5.75%, 4/1/2025	125,000	124,844
6.25%, 4/1/2023	290,000	295,075
DCP Midstream Operating LP, 3.875%, 3/15/2023	100,000	96,625
Diamondback Energy, Inc., 4.75%, 11/1/2024	125,000	121,875
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026	35,000	33,950
144A, 5.75%, 1/30/2028	35,000	34,125
Energy Transfer Equity LP, 5.5%, 6/1/2027	450,000	450,000
Extraction Oil & Gas, Inc.:
144A, 5.625%, 2/1/2026	135,000	129,271
144A, 7.375%, 5/15/2024	70,000	73,325
Genesis Energy LP:
6.25%, 5/15/2026	215,000	202,637
6.5%, 10/1/2025	305,000	292,800
Gulfport Energy Corp.:
6.0%, 10/15/2024	60,000	57,750
6.375%, 5/15/2025	100,000	97,250
6.375%, 1/15/2026	150,000	144,000
Halcon Resources Corp., 6.75%, 2/15/2025	250,000	233,750
Hess Infrastructure Partners LP, 144A, 5.625%, 2/15/2026	130,000	129,675
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024	105,000	101,850
144A, 5.75%, 10/1/2025	245,000	244,387
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024	225,000	227,250
Jagged Peak Energy LLC, 144A, 5.875%, 5/1/2026	99,000	97,020
Laredo Petroleum, Inc.:
5.625%, 1/15/2022	70,000	69,038
6.25%, 3/15/2023	215,000	215,269
MEG Energy Corp.:
144A, 6.375%, 1/30/2023	215,000	199,950
144A, 6.5%, 1/15/2025	234,000	233,415
Murphy Oil Corp., 5.75%, 8/15/2025	110,000	109,692
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027	65,000	63,538
Nabors Industries, Inc.:
5.5%, 1/15/2023 (b)	70,000	67,375
144A, 5.75%, 2/1/2025	80,000	75,600

	Principal Amount ($)(a)	Value ($)
Newfield Exploration Co.:
5.375%, 1/1/2026	245,000	250,512
5.75%, 1/30/2022	140,000	145,775
Noble Holding International Ltd., 144A, 7.875%, 2/1/2026	120,000	123,600
NuStar Logistics LP, 5.625%, 4/28/2027	236,000	228,330
Oasis Petroleum, Inc.:
6.875%, 3/15/2022 (b)	138,000	140,375
6.875%, 1/15/2023	60,000	61,050
Parsley Energy LLC:
144A, 5.25%, 8/15/2025	55,000	54,038
144A, 5.375%, 1/15/2025	85,000	84,363
144A, 5.625%, 10/15/2027	120,000	119,100
PDC Energy, Inc., 6.125%, 9/15/2024	150,000	153,000
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022	120,000	121,752
144A, 6.375%, 3/31/2025 (b)	175,000	180,687
Precision Drilling Corp., 144A, 7.125%, 1/15/2026	110,000	112,970
QEP Resources, Inc., 5.625%, 3/1/2026	130,000	124,475
Range Resources Corp.:
4.875%, 5/15/2025 (b)	125,000	117,187
5.0%, 8/15/2022	305,000	301,950
5.0%, 3/15/2023	125,000	120,937
5.875%, 7/1/2022	140,000	141,750
Resolute Energy Corp., 8.5%, 5/1/2020	31,000	30,923
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	180,000	181,350
Southwestern Energy Co.:
4.1%, 3/15/2022	190,000	181,450
6.7%, 1/23/2025	90,000	88,088
7.75%, 10/1/2027	330,000	342,375
Sunoco LP:
144A, 5.5%, 2/15/2026	130,000	123,175
144A, 5.875%, 3/15/2028	35,000	32,999
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028	235,000	218,550
5.375%, 2/1/2027	260,000	252,200
144A, 5.875%, 4/15/2026	113,000	113,848
Transocean Guardian Ltd., 144A, 5.875%, GTY: Multiple, 1/15/2024 (c)	45,000	44,831
Transocean, Inc., 144A, 9.0%, 7/15/2023	110,000	118,387
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025	50,000	48,125
U.S.A. Compression Partners LP, 144A, 6.875%, 4/1/2026	182,000	188,370
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)	190,000	174,397
8.25%, 6/15/2023	70,000	69,446
Whiting Petroleum Corp., 5.75%, 3/15/2021	385,000	393,458
WildHorse Resource Development Corp.:
6.875%, 2/1/2025	50,000	50,938
144A, 6.875%, 2/1/2025	85,000	86,594
WPX Energy, Inc.:
5.25%, 9/15/2024	145,000	142,644
6.0%, 1/15/2022	43,000	44,720
8.25%, 8/1/2023	215,000	243,487

		13,165,911

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series II — DWS High Income VIP

	Principal Amount ($)(a)	Value ($)

Financials 0.8%
CIT Group, Inc., 4.125%, 3/9/2021	15,000	14,906
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021	105,000	108,399
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020	170,000	170,000
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025	75,000	72,000
Travelport Corporate Finance PLC, 144A, 6.0%, 3/15/2026	101,000	101,758

		467,063

Health Care 7.5%
Avantor, Inc., 144A, 6.0%, 10/1/2024	70,000	69,244
Centene Escrow I Corp., 144A, 5.375%, 6/1/2026	95,000	96,247
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026	20,000	20,044
DaVita, Inc.:
5.0%, 5/1/2025	110,000	103,537
5.125%, 7/15/2024	110,000	106,700
Endo Dac, 144A, 6.0%, 7/15/2023	195,000	160,387
HCA, Inc.:
4.75%, 5/1/2023	360,000	359,100
5.25%, 6/15/2026	280,000	278,096
5.875%, 2/15/2026	190,000	191,662
LifePoint Health, Inc., 5.5%, 12/1/2021	90,000	89,888
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023 (b)	100,000	83,350
Tenet Healthcare Corp.:
4.5%, 4/1/2021	90,000	89,100
144A, 5.125%, 5/1/2025	100,000	95,062
6.75%, 6/15/2023	45,000	44,775
144A, 7.0%, 8/1/2025	25,000	24,813
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021	335,000	310,725
6.0%, 4/15/2024	250,000	247,582
6.75%, 3/1/2028 (b)	200,000	203,846
Valeant Pharmaceuticals International, 144A, 8.5%, 1/31/2027	175,000	177,187
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020	140,000	141,882
144A, 5.625%, 12/1/2021	125,000	122,969
144A, 5.875%, 5/15/2023	170,000	159,694
144A, 6.125%, 4/15/2025	150,000	138,187
144A, 6.5%, 3/15/2022	105,000	108,675
144A, 7.0%, 3/15/2024	255,000	267,355
144A, 7.5%, 7/15/2021	545,000	553,516
144A, 9.25%, 4/1/2026	85,000	88,294

		4,331,917

Industrials 6.0%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	230,000	230,862
144A, 6.0%, 10/15/2022	190,000	189,230
144A, 7.5%, 12/1/2024	85,000	89,462
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026	30,000	30,375

	Principal Amount ($)(a)	Value ($)
Covanta Holding Corp.:
5.875%, 3/1/2024	160,000	157,600
5.875%, 7/1/2025	85,000	82,025
DAE Funding LLC:
144A, 4.5%, 8/1/2022	8,000	7,760
144A, 5.0%, 8/1/2024	25,000	24,013
Energizer Gamma Acquisition, Inc., 144A, 6.375%, 7/15/2026 (c)	120,000	122,025
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022	85,000	81,813
Hulk Finance Corp., 144A, 7.0%, 6/1/2026	150,000	143,625
IHO Verwaltungs GmbH, 144A, 4.125%, PIK, 9/15/2021	200,000	197,000
Moog, Inc., 144A, 5.25%, 12/1/2022	120,000	122,400
Mueller Water Products, Inc., 144A, 5.5%, 6/15/2026	115,000	115,862
Novelis Corp.:
144A, 5.875%, 9/30/2026	230,000	220,225
144A, 6.25%, 8/15/2024	290,000	290,000
Oshkosh Corp., 5.375%, 3/1/2025	20,000	20,500
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	310,000	294,438
144A, 5.25%, 8/15/2022	180,000	178,202
144A, 5.5%, 2/15/2024	245,000	241,886
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023	4,000	4,259
Summit Materials LLC:
144A, 5.125%, 6/1/2025	30,000	28,200
6.125%, 7/15/2023	200,000	203,000
8.5%, 4/15/2022	70,000	74,995
Tennant Co., 5.625%, 5/1/2025	30,000	29,775
TransDigm, Inc., 5.5%, 10/15/2020	150,000	150,000
WESCO Distribution, Inc., 5.375%, 6/15/2024	140,000	137,550

		3,467,082

Information Technology 3.7%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025	95,000	85,975
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025	210,000	198,681
Dell International LLC:
144A, 5.875%, 6/15/2021	110,000	111,498
144A, 6.02%, 6/15/2026	225,000	236,338
Fair Isaac Corp., 144A, 5.25%, 5/15/2026	130,000	130,488
First Data Corp.:
144A, 5.375%, 8/15/2023	175,000	176,619
144A, 7.0%, 12/1/2023	380,000	395,800
Netflix, Inc.:
4.375%, 11/15/2026 (b)	180,000	168,264
5.875%, 2/15/2025	120,000	123,095
144A, 5.875%, 11/15/2028	71,000	71,689
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023 (b)	110,000	104,280
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025	155,000	151,125
Western Digital Corp., 4.75%, 2/15/2026	215,000	209,087

		2,162,939

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	|	7

	Principal Amount ($)(a)	Value ($)

Materials 11.4%
AK Steel Corp.:
6.375%, 10/15/2025	195,000	181,350
7.0%, 3/15/2027 (b)	115,000	109,250
7.5%, 7/15/2023	145,000	151,162
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025	220,000	214,225
144A, 7.25%, 5/15/2024	290,000	301,600
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024	175,000	173,687
Berry Global, Inc., 5.5%, 5/15/2022	315,000	317,803
BWAY Holding Co., 144A, 5.5%, 4/15/2024	175,000	170,625
Cascades, Inc., 144A, 5.5%, 7/15/2022	26,000	25,773
Chemours Co.:
5.375%, 5/15/2027	115,000	111,263
6.625%, 5/15/2023	99,000	103,826
7.0%, 5/15/2025	60,000	64,350
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025	110,000	99,688
Constellium NV:
144A, 4.625%, 5/15/2021	EUR 150,000	176,180
144A, 5.75%, 5/15/2024	250,000	241,875
144A, 6.625%, 3/1/2025	250,000	251,875
First Quantum Minerals Ltd., 144A, 6.5%, 3/1/2024	200,000	193,000
Flex Acquisition Co., Inc, 144A, 7.875%, 7/15/2026	165,000	164,356
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	120,000	114,000
3.875%, 3/15/2023	115,000	108,675
4.0%, 11/14/2021	180,000	175,500
5.4%, 11/14/2034	125,000	113,437
5.45%, 3/15/2043	35,000	30,702
Hexion, Inc.:
6.625%, 4/15/2020	165,000	154,506
144A, 10.375%, 2/1/2022	40,000	39,200
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023	175,000	180,250
144A, 7.625%, 1/15/2025	150,000	157,125
Kaiser Aluminum Corp., 5.875%, 5/15/2024	145,000	147,900
Mercer International, Inc., 6.5%, 2/1/2024	110,000	111,375
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024	185,000	175,750
144A, 5.25%, 6/1/2027	140,000	130,462
Nufarm Australia Ltd., 144A, 5.75%, 4/30/2026	70,000	67,900
OCI NV, 144A, 6.625%, 4/15/2023	200,000	203,140
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025	160,000	147,200
Platform Specialty Products Corp.:
144A, 5.875%, 12/1/2025	85,000	83,088
144A, 6.5%, 2/1/2022	290,000	295,075
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023	290,000	286,375
144A, 7.0%, 7/15/2024	35,000	35,744
Teck Resources Ltd.:
6.125%, 10/1/2035	105,000	105,788
6.25%, 7/15/2041	165,000	164,175

	Principal Amount ($)(a)	Value ($)
Tronox, Inc., 144A, 6.5%, 4/15/2026	122,000	121,237
United States Steel Corp.:
6.25%, 3/15/2026	64,000	63,121
6.875%, 8/15/2025	295,000	296,755
WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021	65,000	66,281

		6,626,649

Real Estate 1.4%
CyrusOne LP, (REIT), 5.375%, 3/15/2027	165,000	163,762
Iron Mountain, Inc., 144A, (REIT), 5.25%, 3/15/2028	115,000	106,421
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027	145,000	138,475
(REIT), 5.25%, 8/1/2026	35,000	34,300
(REIT), 6.375%, 3/1/2024	170,000	178,075
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022	180,000	172,125

		793,158

Telecommunication Services 8.0%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	180,000	182,025
Series W, 6.75%, 12/1/2023 (b)	180,000	180,900
Series Y, 7.5%, 4/1/2024 (b)	270,000	277,425
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)	440,000	324,225
10.5%, 9/15/2022	50,000	45,375
11.0%, 9/15/2025	80,000	63,976
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020	215,000	213,925
144A, 8.0%, 2/15/2024	327,000	343,350
144A, 9.75%, 7/15/2025	340,000	358,700
Sprint Capital Corp.:
6.875%, 11/15/2028	85,000	81,387
8.75%, 3/15/2032	115,000	123,050
Sprint Corp.:
7.125%, 6/15/2024	805,000	812,720
7.625%, 3/1/2026	135,000	137,700
T-Mobile U.S.A., Inc.:
4.75%, 2/1/2028	65,000	60,206
6.0%, 4/15/2024	164,000	169,740
6.375%, 3/1/2025	362,000	374,742
6.5%, 1/15/2026	10,000	10,313
Telesat Canada, 144A, 8.875%, 11/15/2024	130,000	139,100
ViaSat, Inc., 144A, 5.625%, 9/15/2025	55,000	51,563
Zayo Group LLC:
144A, 5.75%, 1/15/2027	240,000	235,800
6.0%, 4/1/2023	185,000	188,237
6.375%, 5/15/2025	281,000	286,269

		4,660,728

Utilities 3.6%
AmeriGas Partners LP:
5.5%, 5/20/2025	120,000	116,250
5.75%, 5/20/2027	110,000	104,500
Calpine Corp.:
144A, 5.25%, 6/1/2026	90,000	84,769
5.75%, 1/15/2025	45,000	41,147

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series II — DWS High Income VIP

	Principal Amount ($)(a)	Value ($)
NGL Energy Partners LP, 5.125%, 7/15/2019	140,000	140,175
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028	200,000	197,000
6.25%, 7/15/2022	725,000	746,061
Vistra Energy Corp.:
5.875%, 6/1/2023	70,000	72,013
7.375%, 11/1/2022	195,000	203,775
7.625%, 11/1/2024	270,000	287,887
144A, 8.125%, 1/30/2026	80,000	86,900

		2,080,477
Total Corporate Bonds (Cost $50,686,671)		50,016,227

Loan Participations and Assignments 0.9%
Senior Loans**
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.844%, 1/31/2025	298,500	292,841
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.323%, 7/17/2025	239,396	238,173
Total Loan Participations and Assignments (Cost $532,563)		531,014

Convertible Bonds 3.3%
Consumer Discretionary 0.1%
DISH Network Corp., 2.375%, 3/15/2024	35,000	30,822

Materials 3.2%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.006%, PIK, 10/18/2025** (d)	1,545,871	1,843,451
Total Convertible Bonds (Cost $1,572,571)		1,874,273

	Shares	Value ($)
Common Stocks 0.2%
Industrials 0.0%
Quad Graphics, Inc.	287	5,978

	Shares	Value ($)
Materials 0.2%
GEO Specialty Chemicals, Inc.* (d)	589,240	123,741
GEO Specialty Chemicals, Inc. 144A* (d)	2,206	463

		124,204
Total Common Stocks (Cost $412,009)		130,182

Warrant 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (d) (Cost $244,285)	1,100	46,107

	Principal Amount ($)(a)	Value ($)
Government & Agency Obligation 1.0%
U.S. Treasury Obligation
U.S. Treasury Bills, 1.805%***, 10/11/2018 (Cost $596,932)	600,000	596,753

	Shares	Value ($)
Securities Lending Collateral 5.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (e) (f) (Cost $3,051,135)	3,051,135	3,051,135

Cash Equivalents 5.4%
DWS Central Cash Management Government Fund, 1.85% (e) (Cost $3,134,330)	3,134,330	3,134,330

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $60,230,496)	102.4	59,380,021
Other Assets and Liabilities, Net	(2.4)	(1,408,670)
Net Assets	100.0	57,971,351

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 5.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (e) (f)
1,697,463	1,353,672	—	—	—	20,061	—	3,051,135	3,051,135
Cash Equivalents 5.4%
DWS Central Cash Management Government Fund, 1.85% (e)
2,240,926	13,751,853	12,858,449	—	—	35,526	—	3,134,330	3,134,330
3,938,389	15,105,525	12,858,449	—	—	55,587	—	6,185,465	6,185,465

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	|	9

**	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $2,931,451, which is 5.1% of net assets.

(c)	When-issued security.

(d)	Investment was valued using significant unobservable inputs.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

As of June 30, 2018, the Fund had the following open forward foreign currency contract:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	341,214	USD	399,003	7/31/2018	(361)	Bank of America

Currency Abbreviations

EUR	Euro
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$50,016,227	$—	$50,016,227
Convertible Bond	—	30,822	1,843,451	1,874,273
Government & Agency Obligation	—	596,753	—	596,753
Loan Participations and Assignments	—	531,014	—	531,014
Common Stocks (g)	5,978	—	124,204	130,182
Warrant	—	—	46,107	46,107
Short-Term Investments (g)	6,185,465	—	—	6,185,465
Total	$6,191,443	$51,174,816	$2,013,762	$59,380,021

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(361)	$—	$(361)
Total	$—	$(361)	$—	$(361)

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(g)	See Investment Portfolio for additional detailed categorizations.

(h)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contract.

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series II — DWS High Income VIP

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bonds	Common Stocks	Warrant	Total
Balance as of December 31, 2017	$1,950,703	$49,368	$29,732	$2,029,803
Realized gains (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(110,564)	(45,023)	16,375	(139,212)
Amortization of premium/accretion of discount	108	—	—	108
Purchases/PIK	3,204	119,859	—	123,063
(Sales)	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer (out) of Level 3	—	—	—	—
Balance as of June 30, 2018	$1,843,451	$124,204	$46,107	$2,013,762
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$(110,564)	$(45,023)	$16,375	$(139,212)

Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 6/30/18	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Materials	$124,204	Market Approach	EV/EBITDA Multiple	5.75
			Discount to public comparables	30%
			Discount for lack of marketability	20%
Warrant
Materials	$46,107	Black Scholes Option Pricing Model	Implied Volatility of Option	22.85%
			Illiquidity Discount	20%
Convertible Bond
Materials	$1,843,451	Market Approach	Implied Volatility of Option	45%
			Discount Rate	17.16%
			EV/EBITDA Multiple	5.75
			Discount to public comparables	30%
			Discount for lack of marketability	20%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s common stock and convertible bond investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black-Scholes model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	|	11

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $54,045,031) — including $2,931,451 of securities loaned	$53,194,556
Investment in DWS Government & Agency Securities Portfolio (cost $3,051,135)*	3,051,135
Investment in DWS Central Cash Management Government Fund (cost $3,134,330)	3,134,330
Cash	1,733
Foreign currency, at value (cost $13,820)	13,821
Receivable for investments sold	1,207,146
Receivable for Fund shares sold	36,217
Interest receivable	889,797
Other assets	146
Total assets	61,528,881

Liabilities
Payable upon return of securities loaned	3,051,135
Payable for investments purchased — when-issued/delayed delivery securities	366,750
Payable for Fund shares redeemed	30,541
Unrealized depreciation on forward foreign currency contracts	361
Accrued management fee	14,379
Accrued Trustees’ fees	1,068
Other accrued expenses and payables	93,296
Total liabilities	3,557,530
Net assets, at value	$57,971,351

Net Assets Consist of
Undistributed net investment income	1,553,803
Net unrealized appreciation (depreciation) on:
Investments	(850,475)
Foreign currency	(97)
Forward foreign currency contracts	(361)
Accumulated net realized gain (loss)	(6,435,708)
Paid-in capital	63,704,189
Net assets, at value	$57,971,351

Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($57,780,167 ÷ 9,888,196 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$5.84
Class B
Net Asset Value, offering and redemption price per share ($191,184 ÷ 32,558 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$5.87

*	Represents collateral on securities loaned.

     Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Interest	$1,726,742
Income distributions — DWS Central Cash Management Government Fund	35,526
Securities lending income, net of borrower rebates	20,061
Other income	5,830
Total income	1,788,159
Expenses:
Management fee	147,926
Administration fee	29,585
Services to Shareholders	526
Record keeping fee (Class B)	85
Distribution service fees (Class B)	203
Custodian fee	4,698
Professional fees	45,523
Reports to shareholders	16,378
Trustees’ fees and expenses	2,735
Pricing service fee	15,277
Other	2,996
Total expenses before expense reductions	265,932
Expense reductions	(61,567)
Total expenses after expense reductions	204,365
Net investment income	1,583,794

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(110,038)
Swap contracts	(144)
Forward foreign currency contracts	11,261
Foreign currency	106
(98,815)
Change in net unrealized appreciation (depreciation) on:
Investments	(1,632,491)
Forward foreign currency contracts	6,555
Foreign currency	(158)
(1,626,094)
Net gain (loss)	(1,724,909)
Net increase (decrease) in net assets resulting from operations	$(141,115)

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche DWS Variable Series II — DWS High Income VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income (loss)	$1,583,794	$4,649,907
Net realized gain (loss)	(98,815)	3,495,016
Change in net unrealized appreciation (depreciation)	(1,626,094)	(975,421)
Net increase (decrease) in net assets resulting from operations	(141,115)	7,169,502
Distributions to shareholders from:
Net investment income:
Class A	(4,670,013)	(5,780,980)
Class B	(14,079)	(94,574)
Total distributions	(4,684,092)	(5,875,554)
Fund share transactions:
Class A
Proceeds from shares sold	3,549,162	12,759,797
Reinvestment of distributions	4,670,013	5,780,980
Cost of shares redeemed	(6,187,968)	(58,823,711)
Net increase (decrease) in net assets from Class A share transactions	2,031,207	(40,282,934)
Class B
Proceeds from shares sold	62,021	120,675
Reinvestment of distributions	14,079	94,574
Cost of shares redeemed	(8,878)	(1,640,132)
Net increase (decrease) in net assets from Class B share transactions	67,222	(1,424,883)
Increase (decrease) in net assets	(2,726,778)	(40,413,869)
Net assets at beginning of year	60,698,129	101,111,998
Net assets at end of year (including undistributed net investment income of $1,553,803 and $4,654,101, respectively)	$57,971,351	$60,698,129

Other Information
Class A
Shares outstanding at beginning of period	9,527,083	15,845,238
Shares sold	564,773	2,017,781
Shares issued to shareholders in reinvestment of distributions	803,789	946,151
Shares redeemed	(1,007,449)	(9,282,087)
Net increase (decrease) in Class A shares	361,113	(6,318,155)
Shares outstanding at end of period	9,888,196	9,527,083
Class B
Shares outstanding at beginning of period	21,761	254,095
Shares sold	9,786	18,818
Shares issued to shareholders in reinvestment of distributions	2,411	15,403
Shares redeemed	(1,400)	(266,555)
Net increase (decrease) in Class B shares	10,797	(232,334)
Shares outstanding at end of period	32,558	21,761

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	|	13

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$6.36		$6.28	$5.93	$6.60	$6.96	$6.93
Income (loss) from investment operations:
Net investment income[a]	.16		.31	.32	.32	.36	.39
Net realized and unrealized gain (loss)	(.18)		.15	.41	(.58)	(.25)	.14
Total from investment operations	(.02)		.46	.73	(.26)	.11	.53
Less distributions from:
Net investment income	(.50)		(.38)	(.38)	(.41)	(.47)	(.50)
Net asset value, end of period	$5.84		$6.36	$6.28	$5.93	$6.60	$6.96
Total Return (%)[b]	(.30	)**	7.51	12.87	(4.44)	1.47	7.91

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	58		61	100	101	135	165
Ratio of expenses before expense reductions (%)[c]	.90	*	.78	.80	.75	.75	.73
Ratio of expenses after expense reductions (%)[c]	.69	*	.72	.72	.72	.73	.72
Ratio of net investment income (%)	5.35	*	4.98	5.38	5.09	5.21	5.69
Portfolio turnover rate (%)	35	**	71	77	47	52	58

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/18		Years Ended December 31,
Class B	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$6.38		$6.30	$5.94	$6.63	$6.99	$6.97
Income (loss) from investment operations:
Net investment income[a]	.15		.31	.31	.32	.35	.36
Net realized and unrealized gain (loss)	(.18)		.13	.41	(.61)	(.26)	.15
Total from investment operations	(.03)		.44	.72	(.29)	.09	.51
Less distributions from:
Net investment income	(.48)		(.36)	(.36)	(.40)	(.45)	(.49)
Net asset value, end of period	$5.87		$6.38	$6.30	$5.94	$6.63	$6.99
Total Return (%)[b]	(.38	)**	7.21	12.67	(4.95)	1.22	7.44

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2		.1	2	3	.03	.32
Ratio of expenses before expense reductions (%)[c]	1.28	*	1.15	1.21	1.14	1.13	1.10
Ratio of expenses after expense reductions (%)[c]	.97	*	.98	.98	1.02	.97	.97
Ratio of net investment income (%)	5.08	*	4.88	5.15	4.86	5.09	5.29
Portfolio turnover rate (%)	35	**	71	77	47	52	58

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche DWS Variable Series II — DWS High Income VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income VIP (formerly Deutsche High Income VIP) (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (formerly Deutsche Variable Series II) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect

Deutsche DWS Variable Series II — DWS High Income VIP	|	15

their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with

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market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

At December 31, 2017, the Fund had a net tax basis capital loss carryforward of approximately $6,337,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($500,000) and long-term losses ($5,837,000).

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $60,868,528.The net unrealized appreciation for all investments based on tax cost was $782,016. This consisted ofaggregate gross unrealized appreciation for all investments in which there was an excess of value over taxcost of $2,074,675 and aggregate gross unrealized depreciation for all investments in which there was anexcess of tax cost over value of $1,292,659.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in swap contracts, expiration of capital loss carryforward and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes for the Fund, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty

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where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended June 30, 2018, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

There were no open credit default swap contracts as of June 30, 2018. For the six months ended June 30, 2018, the Fund’s investment in credit default swap contracts sold had a total notional value generally indicative of a range from $0 to $600,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2018, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering

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into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $399,000 to $571,000.

The following table summarizes the value of the Fund’s derivative instruments held as of June 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Forward Contract
Foreign Exchange Contract (a)	$(361)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized depreciation on forward foreign currency contract.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (b)	$—	$(144)	$(144)
Foreign Exchange Contracts (c)	11,261	—	11,261
	$11,261	$(144)	$11,117

Each of the above derivatives is located in the following Statement of Operations accounts:

(b)	Net realized gain (loss) from swap contracts

(c)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contract
Foreign Exchange Contract (d)	$6,555

Each of the above derivatives is located in the following Statement of Operations accounts:

(d)	Change in net unrealized appreciation (depreciation) on forward foreign currency contract

As of June 30, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Bank of America	$361	$—	$—	$361

C. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment transactions (excluding short-term investments and U.S. Treasury securities) aggregated $18,812,703 and $22,166,956, respectively.

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D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million	.500%
Next $750 million	.470%
Next $1.5 billion	.450%
Next $2.5 billion	.430%
Next $2.5 billion	.400%
Next $2.5 billion	.380%
Next $2.5 billion	.360%
Over $12.5 billion	.340%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.50% of the Fund’s average daily net assets.

For the period from January 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.69%
Class B	.97%

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$61,313
Class B	254
$61,567

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $29,585, of which $4,796 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$139	$49
Class B	25	8
	$164	$57

Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2018, the Distribution Service Fee was $203, of which $39 is unpaid.

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Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $7,116, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2018, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $1,510.

E. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

F. Ownership of the Fund

At June 30, 2018, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 74% and 18%. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 66% and 29%.

G. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

H. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series II was renamed Deutsche DWS Variable Series II and Deutsche High Income VIP was renamed DWS High Income VIP.

Deutsche DWS Variable Series II — DWS High Income VIP	|	21

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$997.00	$996.20
Expenses Paid per $1,000*	$3.42	$4.80

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,021.37	$1,019.98
Expenses Paid per $1,000*	$3.46	$4.86

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series II — DWS High Income VIP	.69%	.97%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

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Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

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Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche High Income VIP’s (now known as DWS High Income VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

24	|	Deutsche DWS Variable Series II — DWS High Income VIP

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided

Deutsche DWS Variable Series II — DWS High Income VIP	|	25

to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

26	|	Deutsche DWS Variable Series II — DWS High Income VIP

VS2HI-3 (R-028385-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series II

(formerly Deutsche Variable Series II)

DWS International Growth VIP

(formerly Deutsche International Growth VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
16	Information About Your Fund’s Expenses
17	Proxy Voting
18	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series II — DWS International Growth VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 1.33% and 1.67% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment in DWS Global Growth VIP

The MSCI All Country World ex-USA Index is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World ex-USA Index includes both developed and emerging markets.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

The growth of $10,000 is cumulative.

Comparative Results

DWS International Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,748	$10,577	$12,039	$14,634	$15,098
	Average annual total return	-2.52%	5.77%	6.38%	7.91%	4.21%
MSCI All Country World ex-USA Index	Growth of $10,000	$9,623	$10,728	$11,598	$13,379	$12,853
	Average annual total return	-3.77%	7.28%	5.07%	5.99%	2.54%

DWS International Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,740	$10,550	$11,950	$14,419	$14,619
	Average annual total return	-2.60%	5.50%	6.12%	7.59%	3.87%
MSCI All Country World ex-USA Index	Growth of $10,000	$9,623	$10,728	$11,598	$13,379	$12,853
	Average annual total return	-3.77%	7.28%	5.07%	5.99%	2.54%

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series II — DWS International Growth VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	99%	96%
Cash Equivalents	1%	4%
Preferred Stocks	0%	0%
Warrants	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
Financials	21%	22%
Information Technology	21%	17%
Industrials	15%	17%
Consumer Discretionary	14%	14%
Health Care	14%	14%
Materials	8%	6%
Consumer Staples	4%	6%
Energy	3%	3%
Telecommunication Services	—	1%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
Germany	15%	11%
France	13%	12%
Canada	10%	12%
China	9%	7%
United States	8%	12%
Switzerland	8%	7%
Japan	8%	6%
United Kingdom	7%	10%
Netherlands	5%	3%
Luxembourg	3%	1%
Sweden	2%	2%
Singapore	2%	2%
Korea	2%	1%
Other	8%	14%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team

Sebastian P. Werner, PhD, Director

Mark Schumann, CFA, Director

Portfolio Managers

4	|	Deutsche DWS Variable Series II — DWS International Growth VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 97.8%
Argentina 0.2%
Grupo Supervielle SA (ADR) (Cost $60,543)	3,900	41,262

Australia 0.5%
Australia & New Zealand Banking Group Ltd. (Cost $98,030)	4,400	92,052

Brazil 0.4%
Pagseguro Digital Ltd. “A”* (a) (Cost $72,851)	2,674	74,204

Canada 9.6%
Agnico Eagle Mines Ltd.	5,200	238,393
Alimentation Couche-Tard, Inc. “B”	3,700	160,733
Brookfield Asset Management, Inc. “A”	9,600	389,433
Canada Goose Holdings, Inc.*	3,820	224,670
Canadian National Railway Co.	2,973	243,172
Gildan Activewear, Inc.	4,987	140,470
Toronto-Dominion Bank	4,770	276,081

(Cost $1,185,240)		1,672,952

China 9.0%
Alibaba Group Holding Ltd. (ADR)* (b)	2,000	371,060
China Life Insurance Co., Ltd. “H”	74,000	191,407
Minth Group Ltd.	26,870	113,851
Momo, Inc. (ADR)*	3,200	139,200
New Oriental Education & Technology Group, Inc. (ADR)	1,467	138,866
Ping An Healthcare and Technology Co., Ltd. 144A*	2,100	13,370
Ping An Insurance (Group) Co. of China Ltd. “H”	29,000	267,412
Tencent Holdings Ltd.	6,300	317,649

(Cost $1,233,557)		1,552,815

Denmark 0.6%
Chr Hansen Holding AS (Cost $102,932)	1,174	108,412

Finland 1.1%
Sampo Oyj “A” (Cost $188,274)	3,850	187,866

France 12.9%
Air Liquide SA	1,800	225,766
Capgemini SE	2,800	375,900
LVMH Moet Hennessy Louis Vuitton SE	900	298,857
Schneider Electric SE	2,680	223,341
SMCP SA 144A*	6,200	177,836
Teleperformance	1,200	211,920
TOTAL SA (b)	4,823	293,457
VINCI SA	2,689	258,216
Vivendi SA	7,235	176,727

(Cost $2,032,208)		2,242,020

Germany 14.2%
adidas AG	600	131,016
Allianz SE (Registered)	1,500	309,933
BASF SE	2,275	217,265
Continental AG	600	136,881
DWS Boerse AG	2,365	315,119
DWS Post AG (Registered)	3,430	111,755

	Shares	Value ($)
Evonik Industries AG	6,800	232,566
Fresenius Medical Care AG & Co. KGaA	3,930	396,042
Infineon Technologies AG	4,500	114,617
LANXESS AG	2,300	178,934
SAP SE	830	95,933
Siemens AG (Registered)	1,730	228,095

(Cost $2,385,870)		2,468,156

Hong Kong 0.7%
Techtronic Industries Co., Ltd. (Cost $52,263)	22,097	123,952

Indonesia 0.4%
PT Bank Rakyat Indonesia Persero Tbk (Cost $59,958)	321,100	63,764

Ireland 1.2%
Kerry Group PLC “A” (Cost $134,923)	1,998	209,002

Italy 1.0%
Luxottica Group SpA (Cost $164,181)	2,700	173,983

Japan 7.3%
Daikin Industries Ltd.	1,200	144,028
FANUC Corp.	800	159,060
Hoya Corp.	3,500	199,263
Keyence Corp.	300	169,965
Komatsu Ltd.	4,500	128,897
MISUMI Group, Inc.	5,011	146,281
Mitsubishi UFJ Financial Group, Inc.	37,400	214,174
Omron Corp.	2,400	112,176

(Cost $1,240,111)		1,273,844

Korea 1.5%
Samsung Electronics Co., Ltd. (Cost $260,570)	6,000	251,619

Luxembourg 2.8%
Eurofins Scientific	470	261,173
Globant SA* (a)	4,036	229,205

(Cost $351,431)		490,378

Macau 1.0%
Sands China Ltd. (Cost $168,294)	31,600	169,153

Malaysia 1.0%
IHH Healthcare Bhd. (Cost $158,818)	114,000	172,402

Netherlands 4.8%
Adyen NV 144A*	11	6,060
ASML Holding NV	1,272	251,794
Core Laboratories NV (a)	772	97,434
ING Groep NV	19,900	285,217
Koninklijke Philips NV	4,300	182,759

(Cost $786,896)		823,264

Norway 0.5%
Marine Harvest ASA (Cost $47,889)	4,156	82,691

Singapore 1.9%
DBS Group Holdings Ltd. (Cost $264,978)	17,000	331,870

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS International Growth VIP	|	5

	Shares	Value ($)

South Africa 0.7%
Naspers Ltd. “N” (Cost $108,052)	475	120,964

Sweden 2.1%
Assa Abloy AB “B”	8,900	189,506
Nobina AB 144A	22,500	172,252

(Cost $255,185)		361,758

Switzerland 7.5%
Julius Baer Group Ltd.*	3,615	211,608
Lonza Group AG (Registered)*	1,675	443,972
Nestle SA (Registered)	3,425	265,789
Novartis AG (Registered)	2,550	193,065
Roche Holding AG (Genusschein)	801	177,859

(Cost $1,110,485)		1,292,293

Taiwan 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $127,110)	21,000	149,810

United Kingdom 6.5%
Clinigen Healthcare Ltd.	5,959	72,105
Compass Group PLC	14,800	315,800
Experian PLC	16,000	394,719
Halma PLC	6,268	113,183
Prudential PLC	9,884	225,836

(Cost $958,465)		1,121,643

United States 7.5%
Activision Blizzard, Inc.	2,058	157,067
Amphenol Corp. “A”	1,160	101,094
Celgene Corp.*	705	55,991
Ecolab, Inc.	704	98,792
EPAM Systems, Inc.*	1,215	151,061
Marsh & McLennan Companies, Inc.	2,176	178,367
MasterCard, Inc. “A”	992	194,948
NVIDIA Corp.	689	163,224
Schlumberger Ltd.	1,736	116,364
Thermo Fisher Scientific, Inc.	438	90,727

(Cost $803,878)		1,307,635
Total Common Stocks (Cost $14,412,992)		16,959,764

	Shares	Value ($)

Warrants 0.0%
France
Parrot SA Expiration Date (c) 12/15/2022*	924	74
Parrot SA Expiration Date (c) 12/22/2022*	924	79

Total Warrants (Cost $0)		153

Preferred Stocks 0.1%
United States
Providence Service Corp. (c) (Cost $13,600)	136	26,787

Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (d) (e) (Cost $193,000)	193,000	193,000

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 1.85% (d) (Cost $239,177)	239,177	239,177

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $14,858,769)	100.4	17,418,881
Other Assets and Liabilities, Net	(0.4)	(73,190)
Net Assets	100.0	17,345,691

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (d) (e)
88,780	104,220	—	—	—	2,292	—	193,000	193,000
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 1.85% (d)
687,282	3,505,549	3,953,654	—	—	2,868	—	239,177	239,177
776,062	3,609,769	3,953,654	—	—	5,160	—	432,177	432,177

*	Non-income producing security.

(a)	Listed on the New York Stock Exchange.

(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $185,530, which is 1.1% of net assets.

(c)	Investment was valued using significant unobservable inputs.

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series II — DWS International Growth VIP

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$41,262	$—	$—	$41,262
Australia	—	92,052	—	92,052
Brazil	74,204	—	—	74,204
Canada	1,672,952	—	—	1,672,952
China	649,126	903,689	—	1,552,815
Denmark	—	108,412	—	108,412
Finland	—	187,866	—	187,866
France	—	2,242,020	—	2,242,020
Germany	—	2,468,156	—	2,468,156
Hong Kong	—	123,952	—	123,952
Indonesia	—	63,764	—	63,764
Ireland	—	209,002	—	209,002
Italy	—	173,983	—	173,983
Japan	—	1,273,844	—	1,273,844
Korea	—	251,619	—	251,619
Luxembourg	229,205	261,173	—	490,378
Macau	—	169,153	—	169,153
Malaysia	—	172,402	—	172,402
Netherlands	97,434	725,830	—	823,264
Norway	—	82,691	—	82,691
Singapore	—	331,870	—	331,870
South Africa	—	120,964	—	120,964
Sweden	—	361,758	—	361,758
Switzerland	—	1,292,293	—	1,292,293
Taiwan	—	149,810	—	149,810
United Kingdom	—	1,121,643	—	1,121,643
United States	1,307,635	—	—	1,307,635
Warrants	—	—	153	153
Preferred Stocks	—	—	26,787	26,787
Short-Term Investments (f)	432,177	—	—	432,177
Total	$4,503,995	$12,887,946	$26,940	$17,418,881

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended June 30, 2018, the amount of the transfers between Level 1 and Level 2 was $197,711.

Transfers between price levels are recognized at the beginning of the reporting period.

(f)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS International Growth VIP	|	7

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $14,426,592) — including $185,530 of securities loaned	$16,986,704
Investment in DWS Government & Agency Securities Portfolio (cost $193,000)*	193,000
Investment in DWS Central Cash Management Government Fund (cost $239,177)	239,177
Foreign currency, at value (cost $79,469)	75,494
Receivable for investments sold	122,254
Receivable for Fund shares sold	1,300
Dividends receivable	27,692
Interest receivable	817
Foreign taxes recoverable	25,931
Due from advisor	5,334
Other assets	617
Total assets	17,678,320

Liabilities
Payable upon return of securities loaned	193,000
Payable for investments purchased	86,020
Payable for Fund shares redeemed	181
Accrued Trustees’ fees	275
Other accrued expenses and payables	53,153
Total liabilities	332,629
Net assets, at value	$17,345,691

Net Assets Consist of
Undistributed net investment income	203,576
Net unrealized appreciation (depreciation) on:
Investments	2,560,112
Foreign currency	(4,350)
Accumulated net realized gain (loss)	288,766
Paid-in capital	14,297,587
Net assets, at value	$17,345,691

Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($17,096,834 ÷ 1,273,585 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.42
Class B
Net Asset Value, offering and redemption price per share ($248,857 ÷ 18,478 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.47

*	Represents collateral on securities loaned.

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $33,913)	$277,796
Income distributions — DWS Central Cash Management Government Fund	2,868
Securities lending income, net of borrower rebates	2,292
Total income	282,956
Expenses:
Management fee	56,483
Administration fee	9,110
Services to Shareholders	470
Record keeping fee (Class B)	90
Distribution and service fees (Class B)	275
Custodian fee	19,173
Professional fees	38,325
Reports to shareholders	9,727
Trustees’ fees and expenses	1,581
Other	12,258
Total expenses before expense reductions	147,492
Expense reductions	(73,424)
Total expenses after expense reductions	74,068
Net investment income (loss)	208,888

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	319,256
Foreign currency	1,453
320,709
Change in net unrealized appreciation (depreciation) on:
Investments	(952,178)
Foreign currency	(6,859)
(959,037)
Net gain (loss)	(638,328)
Net increase (decrease) in net assets resulting from operations	$(429,440)

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series II — DWS International Growth VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income (loss)	$208,888	$164,259
Net realized gain (loss)	320,709	4,651,131
Change in net unrealized appreciation (depreciation)	(959,037)	1,414,699
Net increase (decrease) in net assets resulting from operations	(429,440)	6,230,089
Distributions to shareholders from:
Net investment income:
Class A	(169,762)	(106,825)
Class B	(1,806)	(65)
Total distributions	(171,568)	(106,890)
Fund share transactions:
Class A
Proceeds from shares sold	916,656	2,240,215
Reinvestment of distributions	169,762	106,825
Cost of shares redeemed	(2,031,672)	(16,678,132)
Net increase (decrease) in net assets from Class A share transactions	(945,254)	(14,331,092)
Class B
Proceeds from shares sold	67,918	117,051
Reinvestment of distributions	1,806	65
Cost of shares redeemed	(20,288)	(6,431)
Net increase (decrease) in net assets from Class B share transactions	49,436	110,685
Increase (decrease) in net assets	(1,496,826)	(8,097,208)
Net assets at beginning of period	18,842,517	26,939,725
Net assets at end of period (including undistributed net investment income of $203,576 and $166,256, respectively)	$17,345,691	$18,842,517

Other Information
Class A
Shares outstanding at beginning of period	1,340,522	2,417,159
Shares sold	66,468	171,566
Shares issued to shareholders in reinvestment of distributions	12,631	8,713
Shares redeemed	(146,036)	(1,256,916)
Net increase (decrease) in Class A shares	(66,937)	(1,076,637)
Shares outstanding at end of period	1,273,585	1,340,522
Class B
Shares outstanding at beginning of period	14,862	6,272
Shares sold	4,934	9,077
Shares issued to shareholders in reinvestment of distributions	134	5
Shares redeemed	(1,452)	(492)
Net increase (decrease) in Class B shares	3,616	8,590
Shares outstanding at end of period	18,478	14,862

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS International Growth VIP	|	9

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$13.90		$11.12	$10.81	$11.04	$11.13	$9.24
Income (loss) from investment operations:
Net investment income[a]	.16		.08	.06	.07	.08	.10
Net realized and unrealized gain (loss)	(.51)		2.75	.34	(.21)	(.06)	1.92
Total from investment operations	(.35)		2.83	.40	(.14)	.02	2.02
Less distributions from:
Net investment income	(.13)		(.05)	(.09)	(.09)	(.11)	(.13)
Net asset value, end of period	$13.42		$13.90	$11.12	$10.81	$11.04	$11.13
Total Return (%)[b]	(2.52	)**	25.47	3.72	(1.32)	.21	22.08

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17		19	27	34	47	51
Ratio of expenses before expense reductions (%)[c]	1.61	*	1.56	1.66	1.44	1.41	1.45
Ratio of expenses after expense reductions (%)[c]	.81	*	.92	.95	.90	.82	.88
Ratio of net investment income (%)	2.29	*	.61	.51	.65	.71	1.00
Portfolio turnover rate (%)	24	**	62	70	64	63	171

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/18		Years Ended December 31,
Class B	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$13.93		$11.13	$10.82	$11.05	$11.14	$9.25
Income (loss) from investment operations:
Net investment income[a]	.15		.02	.02	.05	.02	.07
Net realized and unrealized gain (loss)	(.51)		2.79	.35	(.23)	(.04)	1.92
Total from investment operations	(.36)		2.81	.37	(.18)	(.02)	1.99
Less distributions from:
Net investment income	(.10)		(.01)	(.06)	(.05)	(.07)	(.10)
Net asset value, end of period	$13.47		$13.93	$11.13	$10.82	$11.05	$11.14
Total Return (%)[b]	(2.60	)**	25.26	3.38	(1.64)	(.15)	21.62

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2		.2	.07	.1	.1	3
Ratio of expenses before expense reductions (%)[c]	1.97	*	1.90	1.98	1.76	1.76	1.81
Ratio of expenses after expense reductions (%)[c]	1.06	*	1.15	1.24	1.22	1.15	1.23
Ratio of net investment income (%)	2.20	*	.12	.17	.40	.14	.66
Portfolio turnover rate (%)	24	**	62	70	64	63	171

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series II — DWS International Growth VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS International Growth VIP (formerly Deutsche International Growth VIP) (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (formerly Deutsche Variable Series II) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25% of the average daily net assets for Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Deutsche DWS Variable Series II — DWS International Growth VIP	|	11

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had a security on loan, which was classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $15,201,460. The net unrealized appreciation for all investments based on tax cost was $3,480,347. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $3,677,854 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $197,507.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial

12	|	Deutsche DWS Variable Series II — DWS International Growth VIP

statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, income received from passive foreign investment companies, expiration of capital loss carryforwards and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment transactions (excluding short-term investments) aggregated $4,328,756 and $4,614,810, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.62%.

For the period from January 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.81%
Class B	1.06%

Deutsche DWS Variable Series II — DWS International Growth VIP	|	13

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$72,423
Class B	1,001
$73,424

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $9,110, of which $1,472 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$120	$39
Class B	25	8
	$145	$47

Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2018, the Distribution Service Fee aggregated $275, of which $52 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $4,653, of which $3,631 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

D. Ownership of the Fund

At June 30, 2018, one participating insurance company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 87%. Three participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, owning 46%, 29%, and 25%.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus

14	|	Deutsche DWS Variable Series II — DWS International Growth VIP

1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

F. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series II was renamed Deutsche DWS Variable Series II and Deutsche International Growth VIP was renamed DWS International Growth VIP.

Deutsche DWS Variable Series II — DWS International Growth VIP	|	15

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$974.80	$974.00
Expenses Paid per $1,000*	$3.97	$5.19

Hypothetical 5% Fund Return
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,020.78	$1,019.54
Expenses Paid per $1,000*	$4.06	$5.31

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series II — DWS International Growth VIP	.81%	1.06%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

16	|	Deutsche DWS Variable Series II — DWS International Growth VIP

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche DWS Variable Series II — DWS International Growth VIP	|	17

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche International Growth VIP’s (now known as DWS International Growth VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA

18	|	Deutsche DWS Variable Series II — DWS International Growth VIP

regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board considered that, effective October 3, 2016, the Fund’s investment strategy and certain members of the portfolio management team were changed, and that, effective October 1, 2017, the Fund would further change its investment strategy. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, effective October 1, 2017, DIMA agreed to reduce the Fund’s contractual management fee rate to an annual rate of 0.62% in connection with changes to the Fund’s investment strategy. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM managed an institutional account comparable to the Fund’s investment strategy as of July 31, 2017, but that Deutsche AM does not manage any comparable Deutsche Europe funds. The Board took note of the differences in services provided to Deutsche Funds as compared to institutional accounts and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Deutsche DWS Variable Series II — DWS International Growth VIP	|	19

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s reduced investment management fee schedule would not include breakpoints, the Fund’s fee schedule would represent an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Advisory Agreement Amendment

At a meeting held in July 2017, the Board of Trustees, all members of which are Independent Trustees, approved an amendment to the Fund’s Agreement to adopt a revised management fee schedule reducing DIMA’s management fee under the Agreement. The revised management fee schedule took effect on October 1, 2017.

In connection with its review of the amendment in July 2017, the Board noted that it most recently approved the renewal of the Agreement pursuant to a process that concluded in September 2016. The Board considered that the amendment was part of DIMA’s proposal to transition to a new international growth investment strategy for the Fund. The Board also received a report from a fee consultant retained by the Board regarding the revised management fee schedule. In addition, the Board also considered:

–	With the exception of the revised management fee schedule, the terms of the Agreement remained the same.

–	DIMA’s statement that there would be no reduction in services to the Fund as a result of the revised management fee schedule.

Based on all of the information considered, the Board concluded that the revised management fee schedule was reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA. The Board unanimously determined that approval of the revised management fee schedule was in the best interests of the Fund.

20	|	Deutsche DWS Variable Series II — DWS International Growth VIP

VS2IG-3 (R-028383-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series II

(formerly Deutsche Variable Series II)

DWS Multisector Income VIP

(formerly Deutsche Multisector Income VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
11	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
23	Information About Your Fund’s Expenses
24	Proxy Voting
25	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. See the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series II — DWS Multisector Income VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 is 1.41% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment in DWS Multisector Income VIP

The unmanaged Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Multisector Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,898	$10,166	$10,192	$10,841	$15,434
	Average annual total return	–1.02%	1.66%	0.64%	1.63%	4.44%
Bloomberg Barclays U.S. Universal Index	Growth of $10,000	$9,833	$9,972	$10,649	$11,384	$14,897
	Average annual total return	–1.67%	–0.28%	2.12%	2.63%	4.07%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series II — DWS Multisector Income VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Government & Agency Obligations	30%	29%
Corporate Bonds	16%	24%
Short-Term U.S. Treasury Obligations	13%	12%
Cash Equivalents	13%	6%
Collateralized Mortgage Obligations	13%	13%
Loan Participations and Assignments	6%	7%
Commercial Mortgage-Backed Security	5%	5%
Asset-Backed	2%	2%
Convertible Bond	2%	2%
Common Stocks	0%	0%
Warrant	0%	0%
	100%	100%

Quality (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
AAA	17%	25%
AA	1%	1%
A	9%	8%
BBB	22%	24%
BB	27%	23%
B	9%	9%
CCC or Below	5%	3%
Non Rated	10%	7%
	100%	100%

Interest Rate Sensitivity	6/30/18	12/31/17
Effective Maturity	3.9 years	5.4 years
Effective Duration	3.3 years	3.6 years

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team

John D. Ryan, Managing Director

Kevin Bliss, Director

Portfolio Managers

4	|	Deutsche DWS Variable Series II — DWS Multisector Income VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 15.7%
Consumer Discretionary 1.9%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (b)	60,000	59,550
Charter Communications Operating LLC, 3.75%, 2/15/2028	60,000	54,340
Expedia Group, Inc., 3.8%, 2/15/2028	55,000	50,366

		164,256

Consumer Staples 0.3%
Albertsons Companies, Inc., 144A, 3-month USD-LIBOR + 3.750%, 6.085%**, 1/15/2024	25,000	25,062

Energy 4.9%
Chesapeake Energy Corp., 8.0%, 1/15/2025 (b)	65,000	66,199
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027	200,000	195,025
Oasis Petroleum, Inc., 6.875%, 3/15/2022	48,000	48,826
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044	10,000	9,065
Weatherford International Ltd., 9.875%, 2/15/2024	100,000	100,968

		420,083

Financials 2.6%
FS Investment Corp., 4.75%, 5/15/2022	40,000	39,865
TC Ziraat Bankasi AS, 144A, 5.125%, 5/3/2022	200,000	185,041

		224,906

Industrials 0.7%
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022	60,000	59,401

Information Technology 1.0%
Dell International LLC, 144A, 8.1%, 7/15/2036	20,000	23,483
DXC Technology Co., 4.75%, 4/15/2027	60,000	60,620

		84,103

Materials 1.3%
AK Steel Corp., 7.0%, 3/15/2027 (b)	100,000	95,000
CF Industries, Inc., 144A, 4.5%, 12/1/2026	5,000	4,965
Glencore Funding LLC, 144A, 4.625%, 4/29/2024	10,000	10,054

		110,019

Real Estate 1.9%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023	25,000	21,750
(REIT), 5.95%, 12/15/2026	35,000	29,476
Crown Castle International Corp., (REIT), 5.25%, 1/15/2023	15,000	15,718

	Principal Amount ($)(a)	Value ($)
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022	25,000	24,704
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (b)	35,000	33,744
Select Income REIT:
(REIT), 4.15%, 2/1/2022	30,000	29,791
(REIT), 4.25%, 5/15/2024	10,000	9,563

		164,746

Telecommunication Services 1.1%
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020	100,000	99,500
Total Corporate Bonds (Cost $1,401,916)		1,352,076

Asset-Backed 2.3%
Home Equity Loans 0.2%
CIT Group Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030	15,993	16,289

Miscellaneous 2.1%
Domino’s Pizza Master Issuer LLC, “A23”, Series 2017-1A, 144A, 4.118%, 7/25/2047	109,175	108,902
Hilton Grand Vacations Trust, “B”, Series 2014-AA, 144A, 2.07%, 11/25/2026	77,501	76,206

		185,108
Total Asset-Backed (Cost $202,283)		201,397

Commercial Mortgage-Backed Security 4.9%
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038 (Cost $460,502)	457,641	424,302

Collateralized Mortgage Obligations 12.4%
Banc of America Mortgage Securities, “2A2”, Series 2004-A, 3.859%**, 2/25/2034	32,909	32,887
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 4.394%**, 12/25/2035	40,997	41,784
Countrywide Home Loans, “2A5”, Series 2004-13, 5.75%, 8/25/2034	31,617	31,557
Fannie Mae Connecticut Avenue Securities, “1M1”, Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.241%**, 9/25/2028	45,464	45,729
Federal Home Loan Mortgage Corp.:
“PI”, Series 3843, Interest Only, 4.5%, 5/15/2038	115,775	7,950

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Multisector Income VIP	|	5

	Principal Amount ($)(a)	Value ($)
“C31”, Series 303, Interest Only, 4.5%, 12/15/2042	425,673	97,207
Federal National Mortgage Association, “4”, Series 406, Interest Only, 4.0%, 9/25/2040	100,307	21,130
Government National Mortgage Association:
“GI”, Series 2014-146, Interest Only, 3.5%, 9/20/2029	932,879	106,660
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	117,863	15,760
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	243,049	45,267
“IP”, Series 2014-115, Interest Only, 4.5%, 2/20/2044	37,924	8,132
“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	126,243	23,675
“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	122,911	24,217
“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039	106,894	20,522
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 3.611%**, 4/25/2036	140,445	133,789
Merrill Lynch Mortgage Investors Trust, “2A”, Series 2003-A6, 3.784%**, 10/25/2033	27,964	28,197
RESIMAC, “A2”, Series 2017-2, Australian Bank Bill Short Term Rates 1 Month Mid + 1.200%, 3.115%**, 1/15/2049	AUD 475,260	350,835
Wells Fargo Mortgage-Backed Securities Trust, “2A3”, Series 2004-EE, 4.149%**, 12/25/2034	33,910	33,954
Total Collateralized Mortgage Obligations (Cost $835,249)		1,069,252

Government & Agency Obligations 29.8%
Other Government Related (c) 6.0%
Sberbank of Russia, 144A, 5.125%, 10/29/2022	200,000	198,540
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	290,000	312,655

		511,195

Sovereign Bonds 19.6%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023	200,000	181,450
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR 1,340,000,000	95,146
Ivory Coast Government International Bond, 144A, 5.375%, 7/23/2024	200,000	187,191
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN 2,901,870	136,597
Republic of Angola, 144A, 9.5%, 11/12/2025	200,000	218,114
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS 375	91

	Principal Amount ($)(a)	Value ($)
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF 11,600,000	43,471
Republic of Namibia, 144A, 5.25%, 10/29/2025	200,000	184,255
Republic of Senegal, 144A, 6.25%, 7/30/2024	200,000	195,765
Republic of Slovenia, 144A, 5.5%, 10/26/2022	100,000	108,075
Republic of Zambia, 144A, 5.375%, 9/20/2022	200,000	166,270
United Mexican States, Series M, 5.75%, 3/5/2026	MXN 3,845,600	172,897

		1,689,322

U.S. Treasury Obligations 4.2%
U.S. Treasury Bonds:
3.0%, 5/15/2047	20,000	20,059
3.0%, 2/15/2048	5,000	5,017
U.S. Treasury Notes:
1.5%, 5/31/2019	232,600	230,846
1.625%, 12/31/2019	109,000	107,646

		363,568
Total Government & Agency Obligations (Cost $2,671,002)		2,564,085

Short-Term U.S. Treasury Obligations 12.9%
U.S. Treasury Bills:
1.18%***, 8/16/2018 (d)	380,000	379,133
1.381%***, 10/11/2018 (e)	730,000	726,050
Total Short-Term U.S. Treasury Obligations (Cost $1,106,572)		1,105,183

Loan Participations and Assignments 5.4%
Senior Loans**
DaVita, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.844%, 6/24/2021	67,200	67,458
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.334%, 2/22/2024	60,000	59,892
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 5.094%, 6/7/2023	57,187	57,336
MEG Energy Corp., Term Loan B, 3-month USD LIBOR + 3.500%, 5.834%, 12/31/2023	5,550	5,563
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 1.750%, 4.084%, 6/30/2023	113,424	112,878
Quebecor Media, Inc., Term Loan B1, 3-month USD LIBOR + 2.250%, 4.593%, 8/17/2020	85,725	85,903
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 1-month USD LIBOR + 3.000%, 4.983%, 6/1/2025	75,505	75,348
Total Loan Participations and Assignments (Cost $464,572)		464,378

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series II — DWS Multisector Income VIP

	Principal Amount ($)(a)	Value ($)

Convertible Bond 2.0%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.006% PIK , 10/18/2025** (f) (Cost $142,271)	143,140	170,694

	Shares	Value ($)
Common Stocks 0.1%
Industrials 0.0%
Quad Graphics, Inc.	4	83

Materials 0.1%
GEO Specialty Chemicals, Inc.* (f)	54,421	11,429
Total Common Stocks (Cost $31,032)		11,512

Warrant 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $17,431)	85	3,563

	Shares	Value ($)

Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (g) (h) (Cost $201,660)	201,660	201,660

Cash Equivalents 12.5%
DWS Central Cash Management Government Fund, 1.85% (g) (Cost $1,077,810)	1,077,810	1,077,810

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $8,612,300)	100.5	8,645,912
Other Assets and Liabilities, Net	(0.5)	(43,074)
Net Assets	100.0	8,602,838

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (g) (h)
154,990	46,670	—	—	—	2,519	—	201,660	201,660
Cash Equivalents 12.5%
DWS Central Cash Management Government Fund, 1.85% (g)
539,169	2,422,577	1,883,936	—	—	5,626	—	1,077,810	1,077,810
694,159	2,469,247	1,883,936	—	—	8,145	—	1,279,470	1,279,470

*	Non-income producing security.

**

Variable or floating rate security. These securities are shown at their current rate as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $192,493, which is 2.2% of net assets.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.

(d)	At June 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(e)	At June 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.

(f)	Investment was valued using significant unobservable inputs.

(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(h)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CJSC: Closed Joint Stock Company

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

JSC: Joint Stock Company

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Multisector Income VIP	|	7

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At June 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	USD	9/19/2018	2	288,692	290,000	1,308
Ultra 10 Year U.S. Treasury Note	USD	9/19/2018	8	1,031,392	1,025,915	(5,477)
Ultra Long U.S. Treasury Bond	USD	9/19/2018	1	159,979	159,563	(416)
Total net unrealized depreciation						(4,585)

At June 30, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Euro-Schatz	EUR	9/6/2018	11	1,438,629	1,439,822	(1,193)

At June 30, 2018, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/Frequency	Cash Flows Received by the Fund/Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
Fixed — 2.16% Semi-Annually	Floating — 3-Month CDOR Semi-Annually	6/27/2018 6/26/2020	700,000	CAD	973	—	973
Fixed — 2.165% Semi-Annually	Floating — 3-Month CDOR Semi-Annually	6/26/2018 6/26/2020	1,000,000	CAD	1,278	—	1,278
Total unrealized appreciation							2,251

CDOR: Canadian Dollar Offered Rate: 3-month CDOR rate at June 30, 2018 is 1.774%

As of June 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
MXN	3,546,000	USD	193,214	7/20/2018	15,143	HSBC Holdings PLC
NOK	3,000,000	USD	384,115	7/24/2018	15,454	Danske Bank AS
CAD	128,750	USD	99,792	8/1/2018	1,808	Morgan Stanley
AUD	505,000	USD	380,753	8/15/2018	6,974	Toronto-Dominion Bank
CNY	594,849	USD	90,000	9/28/2018	380	Credit Agricole
Total unrealized appreciation					39,759

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	372,693	NOK	2,999,799	7/24/2018	(4,057)	Danske Bank AS
USD	100,000	CAD	128,752	8/1/2018	(2,014)	Morgan Stanley
USD	88,835	EUR	74,991	8/31/2018	(880)	Canadian Imperial Bank of Commerce
EUR	75,000	USD	87,509	8/31/2018	(456)	Canadian Imperial Bank of Commerce
CNY	1,330,149	USD	200,000	10/9/2018	(353)	Credit Agricole
Total unrealized depreciation					(7,760)

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Yuan Renminbi
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, interest rate swap contracts and forward foreign currency contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series II — DWS Multisector Income VIP

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$1,352,076	$—	$1,352,076
Asset-Backed	—	201,397	—	201,397
Commercial Mortgage-Backed Security	—	424,302	—	424,302
Collateralized Mortgage Obligations	—	1,069,252	—	1,069,252
Government & Agency Obligations	—	2,564,085	—	2,564,085
Short-Term U.S. Treasury Obligations	—	1,105,183	—	1,105,183
Loan Participations and Assignments	—	464,378	—	464,378
Convertible Bond	—	—	170,694	170,694
Common Stocks (i)	83	—	11,429	11,512
Warrant	—	—	3,563	3,563
Short-Term Investments (i)	1,279,470	—	—	1,279,470
Derivatives (j)
Futures Contracts	1,308	—	—	1,308
Interest Rate Swap Contracts	—	2,251	—	2,251
Forward Foreign Currency Contracts	—	39,759	—	39,759
Total	$1,280,861	$7,222,683	$185,686	$8,689,230

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(7,086)	$—	$—	$(7,086)
Forward Foreign Currency Contracts	—	(7,760)	—	(7,760)
Total	$(7,086)	$(7,760)	$—	$(14,846)

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(i)	See Investment Portfolio for additional detailed categorizations.

(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bonds	Common Stock	Warrants	Total
Balance as of December 31, 2017	$180,626	$4,455	$2,298	$187,379
Realized gains (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(10,237)	(4,125)	1,265	(13,097)
Amortization premium/discount	9	—	—	9
Purchases/PIK	296	11,099	—	11,395
(Sales)	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of June 30, 2018	$170,694	$11,429	$3,563	$185,686
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$(10,237)	$(4,125)	$1,265	$(13,097)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Multisector Income VIP	|	9

Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 6/30/18	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Convertible Bond:
Materials	$170,694	Market Approach	Implied Volatility of Option	45%
			Discount Rate	17.16%
			EV/EBITDA Multiple	5.75
			Discount to public comparables	30%
			Discount for lack of marketability	20%
Common Stock:
Materials	$11,429	Market Approach	EV/EBITDA Multiple	5.75
			Discount to public comparables	30%
			Discount for lack of marketability	20%
Warrants:
Materials	$3,563	Black Scholes Option Pricing Model	Implied Volatility of Option	22.85%
			Illiquidity Discount	20%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s common stock and convertible bond include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black Scholes Model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series II — DWS Multisector Income VIP

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $7,332,830) — including $192,493 of securities loaned	$7,366,442
Investment in DWS Government & Agency Securities Portfolio (cost $201,660)*	201,660
Investment in DWS Central Cash Management Government Fund (cost $1,077,810)	1,077,810
Cash	8,349
Foreign currency, at value (cost $118,974)	114,538
Receivable for variation margin on futures contracts	210
Interest receivable	77,424
Receivable for variation margin on centrally cleared swaps	3,070
Unrealized appreciation on forward foreign currency contracts	39,759
Foreign taxes recoverable	625
Due from Advisor	7,255
Other assets	471
Total assets	8,897,613

Liabilities
Payable upon return of securities loaned	201,660
Payable for Fund shares redeemed	2,587
Unrealized depreciation on forward foreign currency contracts	7,760
Accrued Trustees’ fees	689
Other accrued expenses and payables	82,079
Total liabilities	294,775
Net assets, at value	$8,602,838

Net Assets Consist of
Undistributed net investment income	150,305
Net unrealized appreciation (depreciation) on:
Investments	33,612
Swap contracts	2,251
Futures	(5,778)
Foreign currency	(4,977)
Forward foreign currency contracts	31,999
Accumulated net realized gain (loss)	(4,559,826)
Paid-in capital	12,955,252
Net assets, at value	$8,602,838

Net Asset Value
Class A
Net asset value, offering and redemption price per share ($8,602,838 ÷ 915,802 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.39

*	Represents collateral on securities loaned.

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $1,068)	$176,819
Income distributions — Deutsche Central Cash Management Government Fund	5,626
Securities lending income, net of borrower rebates	2,519
Total income	184,964
Expenses:
Management fee	25,072
Administration fee	4,559
Services to Shareholders	161
Custodian fee	12,069
Professional fees	42,926
Reports to shareholders	9,471
Trustees’ fees and expenses	1,449
Pricing service fee	9,114
Other	1,379
Total expenses before expense reductions	106,200
Expense reductions	(76,569)
Total expenses after expense reductions	29,631
Net investment income	155,333

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	19,071
Futures	(25,774)
Forward foreign currency contracts	(7,571)
Foreign currency	9,400
(4,874)
Change in net unrealized appreciation (depreciation) on:
Investments	(268,508)
Swap contracts	2,251
Futures	(2,215)
Forward foreign currency contracts	30,530
Foreign currency	1,705
(236,237)
Net gain (loss)	(241,111)
Net increase (decrease) in net assets resulting from operations	$(85,778)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Multisector Income VIP	|	11

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$155,333	$612,061
Net realized gain (loss)	(4,874)	498,625
Change in net unrealized appreciation (depreciation)	(236,237)	372,805
Net increase (decrease) in net assets resulting from operations	(85,778)	1,483,491
Distributions to shareholders from:
Net investment income:
Class A	(641,992)	(201,605)
Total distributions	(641,992)	(201,605)
Fund share transactions:
Class A
Proceeds from shares sold	161,330	710,821
Reinvestment of distributions	641,992	201,605
Payments for shares redeemed	(1,190,173)	(17,200,328)
Net increase (decrease) in net assets from Class A share transactions	(386,851)	(16,287,902)
Increase (decrease) in net assets	(1,114,621)	(15,006,016)
Net assets at beginning of period	9,717,459	24,723,475
Net assets at end of period (including undistributed net investment income of $150,305 and $636,964, respectively)	$8,602,838	$9,717,459

Other Information
Class A
Shares outstanding at beginning of period	951,249	2,560,974
Shares sold	16,422	71,456
Shares issued to shareholders in reinvestment of distributions	68,080	20,405
Shares redeemed	(119,949)	(1,701,586)
Net increase (decrease) in Class A shares	(35,447)	(1,609,725)
Shares outstanding at end of period	915,802	951,249

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche DWS Variable Series II — DWS Multisector Income VIP

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$10.22		$9.65	$10.43	$11.20	$11.53	$12.60
Income (loss) from investment operations:
Net investment income[a]	.17		.28	.22	.40	.49	.49
Net realized and unrealized gain (loss)	(.27)		.37	(.17)	(.72)	(.23)	(.59)
Total from investment operations	(.10)		.65	.05	(.32)	.26	(.10)
Less distributions from:
Net investment income	(.73)		(.08)	(.83)	(.45)	(.59)	(.62)
Net realized gains	—		—	—	—	—	(.35)
Total distributions	(.73)		(.08)	(.83)	(.45)	(.59)	(.97)
Net asset value, end of period	$9.39		$10.22	$9.65	$10.43	$11.20	$11.53
Total Return (%)[b]	(1.02	)**	6.78	.50	(3.02)	2.23	(1.04)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9		10	25	33	54	61
Ratio of expenses before expense reductions (%)[c]	2.33	*	1.37	1.31	1.15	1.08	1.02
Ratio of expenses after expense reductions (%)[c]	.65	*	.67	.68	.70	.77	.74
Ratio of net investment income (%)	3.41	*	2.81	2.19	3.67	4.23	4.16
Portfolio turnover rate (%)	4	**	96	159	185	185	183

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Multisector Income VIP	|	13

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Multisector Income VIP (formerly Deutsche Multisector Income VIP) (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (formerly Deutsche Variable Series II) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

14	|	Deutsche DWS Variable Series II — DWS Multisector Income VIP

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans (“Loans”) in which the Fund invests are arranged between the borrower and one or more financial institutions (“Lenders”). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary

Deutsche DWS Variable Series II — DWS Multisector Income VIP	|	15

market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2017, the Fund had net tax basis capital loss carryforwards of approximately $4,557,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($1,958,000) and long-term losses ($2,599,000).

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $9,118,257. The net unrealized appreciation for all investments based on tax cost was $301,386. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $431,028 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $129,642.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

16	|	Deutsche DWS Variable Series II — DWS Multisector Income VIP

unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes for the Fund, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended June 30, 2018, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

There were no open interest rate swap contracts as of June 30, 2018. For the six months ended June 30, 2018 the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $0 to $1,700,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2018, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures

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contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $801,000 to $1,475,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $0 to approximately $1,440,000.

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2018, the Fund entered into forward currency contracts in order to hedge against anticipated currency market changes and for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2018, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $582,000 to $1,435,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $0 to $562,000.

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$2,251	$1,308	$3,559
Foreign Exchange Contracts (b)	39,759	—	—	39,759
	$39,759	$2,251	$1,308	$43,318

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)

Includes cumulative appreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the statement of Assets and Liabilities.

(b)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (c)	$—	$(7,086)	$(7,086)
Foreign Exchange Contracts (d)	(7,760)	—	(7,760)
	$(7,760)	$(7,086)	$(14,846)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(c)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(d)	Unrealized depreciation on forward foreign currency contracts

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Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (e)	$—	$(25,774)	$(25,774)
Foreign Exchange Contracts (f)	(7,571)	—	(7,571)
	$(7,571)	$(25,774)	$(33,345)

Each of the above derivatives is located in the following Statement of Operations accounts:

(e)	Net realized gain (loss) from futures

(f)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (g)	$—	$2,251	$(2,215)	$36
Foreign Exchange Contracts (h)	30,530	—	—	30,530
	$30,530	$2,251	$(2,215)	$30,566

Each of the above derivatives is located in the following Statement of Operations accounts:

(g)	Change in net unrealized appreciation (depreciation) on swap contracts and futures, respectively

(h)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of June 30, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Credit Agricole	$380	$(353)	$—	$27
Danske Bank AS	15,454	(4,057)	—	11,397
HSBC Holdings PLC	15,143	—	—	15,143
Morgan Stanley	1,808	(1,808)	—	—
Toronto-Dominion Bank	6,974	—	—	6,974
	$39,759	$(6,218)	$—	$33,541

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Canadian Imperial Bank of Commerce	$1,336	$—	$—	$1,336
Credit Agricole	353	(353)	—	—
Danske Bank AS	4,057	(4,057)	—	—
Morgan Stanley	2,014	(1,808)	—	206
	$7,760	$(6,218)	$—	$1,542

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C. Purchases and Sales of Securities

During the year ended June 30, 2018, purchases and sales of investment securities, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$258,780	$1,322,885
U.S. Treasury Obligations	$4,998	$0

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.

Deutsche Alternative Asset Management (Global) Limited (DAAM Global), also an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as subadvisor for the Fund and, as such, provides portfolio manager services to the Fund. Pursuant to a sub-advisory agreement between DIMA and DAAM Global, DIMA, not the Fund, compensates DAAM Global for the services it provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million	.550%
Next $750 million	.520%
Next $1.5 billion	.500%
Next $2.5 billion	.480%
Next $2.5 billion	.450%
Next $2.5 billion	.430%
Next $2.5 billion	.410%
Over $12.5 billion	.390%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.

For the period from January 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive its fee and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.65%.

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed amounted to $76,569.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $4,559, of which $718 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC aggregated $65, of which $23 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $6,730, of which all is unpaid.

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Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2018, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $190.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

F. Investing in High-Yield Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

G. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

H. Ownership of the Fund

At June 30, 2018, one participating insurance company was owners of record of 10% or more of the total outstanding Class A shares of the Fund, owning 93%.

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I. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series II was renamed Deutsche DWS Variable Series II and Deutsche Multisector Income VIP was renamed DWS Multisector Income VIP.

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Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$989.80
Expenses Paid per $1,000*	$3.21

Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$1,021.57
Expenses Paid per $1,000*	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class A
Deutsche DWS Variable Series II — DWS Multisector Income VIP	.65%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

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Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

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Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Multisector Income VIP’s (now known as DWS Multisector Income VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017. DIMA has also entered into a sub-advisory agreement with Deutsche Alternative Asset Management (Global) Limited (“DAAM Global”), an affiliate of DIMA, that has an initial term through September 30, 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA and DAAM Global are part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and DAAM Global’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that DIMA and DAAM Global provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including DAAM Global. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an

Deutsche DWS Variable Series II — DWS Multisector Income VIP	|	25

independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA and DAAM Global the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that were made effective August 1, 2017. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that DIMA pays a sub-advisory fee to DAAM Global out of its fee. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and DAAM Global.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

26	|	Deutsche DWS Variable Series II — DWS Multisector Income VIP

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series II — DWS Multisector Income VIP	|	27

VS2MSI-3 (R-028389-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series II

(formerly Deutsche Variable Series II)

DWS Small Mid Cap Growth VIP

(formerly Deutsche Small Mid Cap Growth VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
15	Information About Your Fund’s Expenses
16	Proxy Voting
17	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Smaller and medium company stocks tend to be more volatile than large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED      NO BANK GUARANTEE      MAY LOSE VALUE      NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 is 0.75% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment in DWS Small Mid Cap Growth VIP

The Russell 2500TM Growth Index is an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Small Mid Cap Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,583	$11,627	$12,689	$18,547	$25,386
	Average annual total return	5.83%	16.27%	8.26%	13.15%	9.76%
Russell 2500 Growth Index	Growth of $10,000	$10,804	$12,153	$13,624	$19,145	$29,374
	Average annual total return	8.04%	21.53%	10.86%	13.87%	11.38%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	96%	97%
Cash Equivalents	3%	2%
Convertible Preferred Stock	1%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
Information Technology	22%	23%
Health Care	22%	21%
Industrials	19%	19%
Consumer Discretionary	15%	15%
Financials	7%	6%
Materials	6%	7%
Energy	3%	2%
Consumer Staples	3%	4%
Real Estate	3%	3%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team

Peter Barsa, Director

Michael A. Sesser, CFA, Director

Portfolio Managers

4	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 96.9%
Consumer Discretionary 14.6%
Auto Components 1.2%
Gentherm, Inc.*	7,798	306,462
Tenneco, Inc.	14,844	652,542

		959,004

Diversified Consumer Services 2.3%
Bright Horizons Family Solutions, Inc.*	10,132	1,038,732
ServiceMaster Global Holdings, Inc.*	13,978	831,272

		1,870,004

Hotels, Restaurants & Leisure 1.6%
Hilton Grand Vacations, Inc.*	15,442	535,837
Jack in the Box, Inc.	8,357	711,348

		1,247,185

Household Durables 2.8%
Helen of Troy Ltd.*	7,668	754,914
iRobot Corp.* (a)	13,414	1,016,379
TopBuild Corp.*	6,423	503,178

		2,274,471

Internet & Direct Marketing Retail 1.0%
Shutterfly, Inc.*	8,407	756,882

Media 0.6%
Cinemark Holdings, Inc.	13,014	456,531

Specialty Retail 4.2%
Burlington Stores, Inc.*	9,310	1,401,434
Camping World Holdings, Inc. “A” (a)	26,055	650,854
Tailored Brands, Inc.	16,900	431,288
The Children’s Place, Inc.	7,548	911,799

		3,395,375

Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	6,302	683,074

Consumer Staples 2.6%
Food & Staples Retailing 0.8%
Casey’s General Stores, Inc.	6,150	646,242

Food Products 1.1%
Hain Celestial Group, Inc.*	16,391	488,452
SunOpta, Inc.*	44,516	373,934

		862,386

Household Products 0.7%
Spectrum Brands Holdings, Inc.	7,393	603,417

Energy 3.2%
Energy Equipment & Services 2.0%
Dril-Quip, Inc.*	16,509	848,562
Oil States International, Inc.*	23,188	744,335

		1,592,897

Oil, Gas & Consumable Fuels 1.2%
Alta Mesa Resources, Inc.*	25,224	171,776
Whiting Petroleum Corp.*	14,450	761,804

		933,580

	Shares	Value ($)

Financials 6.7%
Banks 4.7%
Eagle Bancorp., Inc.*	7,800	478,140
FCB Financial Holdings, Inc. “A”*	17,761	1,044,347
Pinnacle Financial Partners, Inc.	7,734	474,481
South State Corp.	8,497	732,866
SVB Financial Group*	3,490	1,007,773

		3,737,607

Capital Markets 2.0%
Lazard Ltd. “A”	14,525	710,418
Moelis & Co. “A”	15,610	915,526

		1,625,944

Health Care 20.8%
Biotechnology 9.8%
Acceleron Pharma, Inc.*	4,129	200,339
Alkermes PLC*	12,591	518,246
Amicus Therapeutics, Inc.*	24,864	388,376
Arena Pharmaceuticals, Inc.*	7,580	330,488
Bluebird Bio, Inc.*	2,454	385,155
Clovis Oncology, Inc.*	4,722	214,709
Emergent BioSolutions, Inc.*	14,518	733,014
Heron Therapeutics, Inc.*	26,667	1,036,013
Ligand Pharmaceuticals, Inc.*	7,429	1,539,066
Neurocrine Biosciences, Inc.*	10,796	1,060,599
Retrophin, Inc.*	51,813	1,412,422

		7,818,427

Health Care Equipment & Supplies 1.6%
Cardiovascular Systems, Inc.*	22,867	739,519
Masimo Corp.*	5,350	522,427

		1,261,946

Health Care Providers & Services 7.1%
AMN Healthcare Services, Inc.*	12,458	730,039
BioScrip, Inc.*	338,372	991,430
Molina Healthcare, Inc.*	14,007	1,371,846
Providence Service Corp.*	16,969	1,332,915
RadNet, Inc.*	58,745	881,175
Tivity Health, Inc.*	11,432	402,406

		5,709,811

Health Care Technology 1.2%
athenahealth, Inc.*	3,075	489,356
HMS Holdings Corp.*	22,512	486,709

		976,065

Pharmaceuticals 1.1%
Avadel Pharmaceuticals PLC (ADR)* (a)	47,686	292,315
Nektar Therapeutics*	3,000	146,490
Pacira Pharmaceuticals, Inc.*	12,502	400,689

		839,494

Industrials 18.3%
Aerospace & Defense 1.0%
HEICO Corp.	10,732	782,721

Building Products 3.1%
A.O. Smith Corp.	16,215	959,117
Allegion PLC	11,168	863,956

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	|	5

	Shares	Value ($)
Fortune Brands Home & Security, Inc.	12,443	668,065

		2,491,138

Commercial Services & Supplies 4.1%
Advanced Disposal Services, Inc.*	39,685	983,394
MSA Safety, Inc.	3,811	367,152
The Brink’s Co.	13,160	1,049,510
UniFirst Corp.	5,289	935,624

		3,335,680

Construction & Engineering 0.7%
MasTec, Inc.*	10,594	537,646

Electrical Equipment 1.2%
Thermon Group Holdings, Inc.*	41,624	951,941

Machinery 3.4%
Hillenbrand, Inc.	11,100	523,365
IDEX Corp.	3,029	413,398
ITT, Inc.	13,896	726,344
Kennametal, Inc.	22,978	824,910
Welbilt, Inc.*	9,637	215,002

		2,703,019

Professional Services 1.0%
Kforce, Inc.	23,789	815,963

Trading Companies & Distributors 3.8%
H&E Equipment Services, Inc.	22,623	850,851
Rush Enterprises, Inc. “A”*	35,301	1,531,357
Titan Machinery, Inc.*	41,558	646,227

		3,028,435

Information Technology 22.1%
Communications Equipment 0.7%
Lumentum Holdings, Inc.* (a)	9,082	525,848

Electronic Equipment, Instruments & Components 2.5%
Anixter International, Inc.*	7,752	490,702
Belden, Inc.	11,502	703,002
Cognex Corp.	8,337	371,914
IPG Photonics Corp.*	1,994	439,936

		2,005,554

Internet Software & Services 2.5%
2U, Inc.*	4,424	369,669
Envestnet, Inc.*	8,500	467,075
Five9, Inc.*	20,949	724,207
GrubHub, Inc.*	3,879	406,946

		1,967,897

IT Services 4.6%
Broadridge Financial Solutions, Inc.	12,730	1,465,223
MAXIMUS, Inc.	9,060	562,717
WEX, Inc.*	4,517	860,398
WNS Holdings Ltd. (ADR)*	15,577	812,808

		3,701,146

Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc.*	19,780	1,149,020
Advanced Micro Devices, Inc.*	22,933	343,765
Ambarella, Inc.* (a)	11,831	456,795
Cypress Semiconductor Corp.	50,093	780,449
Entegris, Inc.	14,392	487,889

		3,217,918

	Shares	Value ($)

Software 7.2%
Aspen Technology, Inc.*	12,688	1,176,685
Proofpoint, Inc.*	8,009	923,518
QAD, Inc. “A”	12,718	637,807
Take-Two Interactive Software, Inc.*	2,302	272,465
Tyler Technologies, Inc.*	6,582	1,461,862
Varonis Systems, Inc.*	17,800	1,326,100

		5,798,437

Technology Hardware, Storage & Peripherals 0.6%
Super Micro Computer, Inc.*	20,606	487,332

Materials 6.0%
Chemicals 3.0%
KMG Chemicals, Inc.	16,579	1,223,199
Minerals Technologies, Inc.	3,793	285,802
Trinseo SA	12,784	907,025

		2,416,026

Construction Materials 1.3%
Eagle Materials, Inc.	10,034	1,053,269

Containers & Packaging 0.5%
Berry Global Group, Inc.*	8,183	375,927

Metals & Mining 1.2%
Cleveland-Cliffs, Inc.*	71,240	600,553
First Quantum Minerals Ltd.	26,713	393,588

		994,141

Real Estate 2.6%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	36,400	1,121,848
SBA Communications Corp. *	2,141	353,522
Urban Edge Properties	27,384	626,272

		2,101,642
Total Common Stocks (Cost $53,947,488)		77,542,022

Convertible Preferred Stock 0.7%
Health Care
Providence Service Corp., 5.5% (b) (Cost $283,300)	2,833	558,004

Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares,” 1.80% (c) (d) (Cost $2,910,400)	2,910,400	2,910,400

Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 1.85% (c) (Cost $2,231,737)	2,231,737	2,231,737

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $59,372,925)	104.0	83,242,163
Other Assets and Liabilities, Net	(4.0)	(3,223,893)
Net Assets	100.0	80,018,270

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares,” 1.80% (c) (d)
3,961,099	—	1,050,699	—	—	7,917	—	2,910,400	2,910,400
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 1.85% (c)
1,762,858	8,939,992	8,471,113	—	—	19,187	—	2,231,737	2,231,737
5,723,957	8,939,992	9,521,812	—	—	27,104	—	5,142,137	5,142,137

*	Non-income producing security.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $2,867,864, which is 3.6% of net assets.
(b)	Investment was valued using significant unobservable inputs.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$77,542,022	$—	$—	$77,542,022
Convertible Preferred Stock	—	—	558,004	558,004
Short-Term Investments (e)	5,142,137	—	—	5,142,137
Total	$82,684,159	$—	$558,004	$83,242,163

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	|	7

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $54,230,788) — including $2,867,864 of securities loaned	$78,100,026
Investment in DWS Government & Agency Securities Portfolio (cost $2,910,400)*	2,910,400
Investment in DWS Central Cash Management Government Fund (cost $2,231,737)	2,231,737
Cash	128,428
Foreign currency, at value (cost $88)	86
Receivable for investments sold	343,250
Dividends receivable	14,894
Interest receivable	6,282
Other assets	735
Total assets	83,735,838

Liabilities
Payable upon return of securities loaned	2,910,400
Payable for investments purchased	570,347
Payable for Fund shares redeemed	140,118
Accrued management fee	36,694
Accrued Trustees’ fees	1,473
Other accrued expenses and payables	58,536
Total liabilities	3,717,568
Net assets, at value	$80,018,270

Net Assets Consist of
Net investment loss	(44,048)
Net unrealized appreciation (depreciation) on: Investments	23,869,238
Foreign currency	(2)
Accumulated net realized gain (loss)	7,950,557
Paid-in capital	48,242,525
Net assets, at value	$80,018,270

Net Asset Value
Net Asset Value, offering and redemption price per share ($80,018,270 ÷ 5,154,223 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$15.52

*	Represents collateral on securities loaned.

     Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $16)	$242,859
Income distributions — DWS Central Cash Management Government Fund	19,187
Securities lending income, net of borrower rebates	7,917
Total income	269,963
Expenses:
Management fee	215,204
Administration fee	39,128
Services to Shareholders	545
Custodian fee	2,625
Professional fees	37,978
Reports to shareholders	10,493
Trustees’ fees and expenses	3,774
Other	4,264
Total expenses	314,011
Net investment income (loss)	(44,048)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	8,500,819
Foreign currency	1,291
Payments by affiliates (see Note F)	67
8,502,177
Change in net unrealized appreciation (depreciation) on: Investments	(4,002,025)
Foreign currency	(2)
(4,002,027)
Net gain (loss)	4,500,150
Net increase (decrease) in net assets resulting from operations	$4,456,102

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income (loss)	$(44,048)	$(87,390)
Net realized gain (loss)	8,502,177	25,564,282
Change in net unrealized appreciation (depreciation)	(4,002,027)	(2,783,953)
Net increase (decrease) in net assets resulting from operations	4,456,102	22,692,939
Distributions to shareholders from:
Net investment income
Class A	—	(124,128)
Net realized gains
Class A	(25,334,744)	(6,452,819)
Total distributions	(25,334,744)	(6,576,947)
Fund share transactions:
Class A
Proceeds from shares sold	3,004,895	3,919,157
Reinvestment of distributions	25,334,744	6,576,947
Payments for shares redeemed	(4,786,253)	(67,645,663)
Net increase (decrease) in net assets from Class A share transactions	23,553,386	(57,149,559)
Increase (decrease) in net assets	2,674,744	(41,033,567)
Net assets at beginning of period	77,343,526	118,377,093
Net assets at end of period (including Net investment loss of $44,048 and $0, respectively)	$80,018,270	$77,343,526

Other Information
Class A
Shares outstanding at beginning of period	3,525,232	6,244,931
Shares sold	155,884	194,850
Shares issued to shareholders in reinvestment of distributions	1,711,807	336,589
Shares redeemed	(238,700)	(3,251,138)
Net increase (decrease) in Class A shares	1,628,991	(2,719,699)
Shares outstanding at end of period	5,154,223	3,525,232

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	|	9

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$21.94		$18.96	$20.90	$22.83	$21.59	$15.14
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01)		(.02)	.02	(.04)	(.02)	(.04)
Net realized and unrealized gain (loss)	.92		4.08	1.64	(.00)	1.26	6.51
Total from investment operations	.91		4.06	1.66	(.04)	1.24	6.47
Less distributions from:
Net investment income	—		(.02)	—	—	—	(.02)
Net realized gains	(7.33)		(1.06)	(3.60)	(1.89)	—	—
Total distributions	(7.33)		(1.08)	(3.60)	(1.89)	—	(.02)
Net asset value, end of period	$15.52		$21.94	$18.96	$20.90	$22.83	$21.59
Total Return (%)	5.83	**	22.12	9.08	(.90)	5.74	42.78

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	80		77	118	135	172	187
Ratio of expenses (%)[b]	.80	*	.75	.75	.72	.73	.72
Ratio of net investment income (loss) (%)	(.11	)*	(.08)	.11	(.19)	(.11)	(.22)
Portfolio turnover rate (%)	21	**	32	28	42	44	56

[a]	Based on average shares outstanding during the period.

[b]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Small Mid Cap Growth VIP (formerly Deutsche Small Mid Cap Growth VIP) (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (formerly Deutsche Variable Series II) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and exchange-trade funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	|	11

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $54,036,183. The net unrealized appreciation for all investments based on tax cost was $27,357,702. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $29,109,327 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $1,751,625.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

12	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment transactions (excluding short-term investments) aggregated $16,304,899 and $18,359,323, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million	.550%
Next $750 million	.525%
Over $1 billion	.500%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.

For the period from January 1, 2018 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A at 0.84%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $39,128, of which $6,672 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC aggregated $183, of which $53 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $4,962, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	|	13

Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2018, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $596.

D. Ownership of the Fund

At June 30, 2018, one participating insurance company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 92%.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

F. Payments by Affiliates

During the six months ended June 30, 2018, the Advisor agreed to reimburse the Fund $67 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

G. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series II was renamed Deutsche DWS Variable Series II and Deutsche Small Mid Cap Growth VIP was renamed DWS Small Mid Cap Growth VIP.

14	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$1,058.30
Expenses Paid per $1,000*	$4.08

Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$1,020.83
Expenses Paid per $1,000*	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class A
Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	.80%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	|	15

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

16	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Small Mid Cap Growth VIP’s (now known as DWS Small Mid Cap Growth VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	|	17

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

18	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	|	19

VS2SMCG-3 (R-028388-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series II

(formerly Deutsche Variable Series II)

DWS Small Mid Cap Value VIP

(formerly Deutsche Small Mid Cap Value VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
15	Information About Your Fund’s Expenses
16	Proxy Voting
17	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Smaller and medium company stocks tend to be more volatile than large company stocks. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 0.83% and 1.19% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment in DWS Small Mid Cap Value VIP

The Russell 2500TM Value Index is an unmanaged Index of those securities in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Small Mid Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,036	$10,862	$11,698	$15,851	$22,771
	Average annual total return	0.36%	8.62%	5.37%	9.65%	8.58%
Russell 2500 Value Index	Growth of $10,000	$10,300	$11,149	$13,224	$16,687	$26,175
	Average annual total return	3.00%	11.49%	9.76%	10.78%	10.10%

DWS Small Mid Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,020	$10,827	$11,576	$15,572	$21,995
	Average annual total return	0.20%	8.27%	5.00%	9.26%	8.20%
Russell 2500 Value Index	Growth of $10,000	$10,300	$11,149	$13,224	$16,687	$26,175
	Average annual total return	3.00%	11.49%	9.76%	10.78%	10.10%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	97%	96%
Cash Equivalents	3%	4%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
Financials	21%	20%
Industrials	19%	19%
Consumer Discretionary	13%	9%
Real Estate	10%	13%
Information Technology	9%	11%
Energy	7%	7%
Materials	6%	5%
Health Care	6%	4%
Consumer Staples	5%	7%
Utilities	4%	5%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Manager

Richard Hanlon, CFA, Director

Portfolio Manager

4	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 97.4%
Consumer Discretionary 12.7%
Auto Components 1.9%
Visteon Corp.*	15,437	1,995,078

Automobiles 1.8%
Winnebago Industries, Inc.	45,771	1,858,302

Diversified Consumer Services 1.2%
Regis Corp.*	76,668	1,268,089

Hotels, Restaurants & Leisure 1.0%
Denny’s Corp.*	66,296	1,056,095

Household Durables 2.6%
Helen of Troy Ltd.*	18,022	1,774,266
PulteGroup, Inc.	35,789	1,028,934

		2,803,200

Media 1.0%
Interpublic Group of Companies, Inc.	46,100	1,080,584

Textiles, Apparel & Luxury Goods 3.2%
Carter’s, Inc.	17,456	1,892,056
Columbia Sportswear Co.	16,835	1,539,897

		3,431,953

Consumer Staples 5.3%
Food & Staples Retailing 1.9%
U.S. Foods Holding Corp.*	52,640	1,990,845

Food Products 2.1%
Lamb Weston Holdings, Inc.	17,581	1,204,474
Pinnacle Foods, Inc.	16,561	1,077,459

		2,281,933

Household Products 1.3%
Central Garden & Pet Co.*	30,572	1,329,270

Energy 6.5%

Energy Equipment & Services 0.9%
Patterson-UTI Energy, Inc.	54,233	976,194

Oil, Gas & Consumable Fuels 5.6%
Golar LNG Ltd. (a)	46,778	1,378,080
HollyFrontier Corp.	12,900	882,747
Matador Resources Co.*	51,120	1,536,156
Murphy Oil Corp.	21,300	719,301
Parsley Energy, Inc. “A”*	21,785	659,650
SRC Energy, Inc.*	66,900	737,238

		5,913,172
Financials 20.7%
Banks 13.8%
Eagle Bancorp., Inc.*	27,664	1,695,803
East West Bancorp., Inc.	20,900	1,362,680
Great Western Bancorp., Inc.	58,734	2,466,241
Hancock Whitney Corp.	44,916	2,095,331
Pacific Premier Bancorp., Inc.*	38,200	1,457,330
Sterling Bancorp.	106,155	2,494,619
TCF Financial Corp.	69,000	1,698,780
UMB Financial Corp.	17,900	1,364,517

		14,635,301

Capital Markets 1.9%
E*TRADE Financial Corp.*	32,143	1,965,866

Insurance 3.5%
Brown & Brown, Inc.	46,922	1,301,147

	Shares	Value ($)
CNO Financial Group, Inc.	90,204	1,717,484
ProAssurance Corp.	19,800	701,910

		3,720,541

Thrifts & Mortgage Finance 1.5%
Walker & Dunlop, Inc.	28,930	1,609,955

Health Care 5.6%
Health Care Providers & Services 4.0%
Encompass Health Corp.	44,137	2,988,958
Premier, Inc. “A”*	33,100	1,204,178

		4,193,136

Life Sciences Tools & Services 1.6%
Bruker Corp.	27,200	789,888
PerkinElmer, Inc.	12,605	923,064

		1,712,952

Industrials 18.0%
Building Products 1.2%
Simpson Manufacturing Co., Inc.	20,457	1,272,221

Commercial Services & Supplies 4.0%
Interface, Inc.	82,775	1,899,686
The Brink’s Co.	29,134	2,323,437

		4,223,123

Electrical Equipment 1.8%
EnerSys	25,278	1,886,750

Machinery 7.5%
Douglas Dynamics, Inc.	26,907	1,291,536
Federal Signal Corp.	84,800	1,974,992
Global Brass & Copper Holdings, Inc.	54,600	1,711,710
Hillenbrand, Inc.	39,003	1,838,991
Stanley Black & Decker, Inc.	8,513	1,130,612

		7,947,841

Professional Services 2.5%
ICF International, Inc.	19,061	1,354,284
ManpowerGroup, Inc.	14,834	1,276,614

		2,630,898

Trading Companies & Distributors 1.0%
AerCap Holdings NV*	20,894	1,131,410

Information Technology 9.1%
Electronic Equipment, Instruments & Components 4.9%
Dolby Laboratories, Inc. “A”	18,358	1,132,505
Insight Enterprises, Inc.*	54,900	2,686,257
Rogers Corp.*	12,240	1,364,271

		5,183,033

Internet Software & Services 1.2%
LogMeIn, Inc.	12,202	1,259,857

IT Services 1.4%
Travelport Worldwide Ltd.	81,169	1,504,873

Software 1.6%
Verint Systems, Inc.*	37,964	1,683,703

Materials 6.2%
Chemicals 2.9%
GCP Applied Technologies, Inc.*	36,538	1,057,775
Minerals Technologies, Inc.	20,900	1,574,815
Tronox Ltd. “A”	24,518	482,514

		3,115,104

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	|	5

	Shares	Value ($)

Containers & Packaging 1.5%
Owens-Illinois, Inc.*	93,100	1,565,011

Metals & Mining 1.8%
Commercial Metals Co.	28,909	610,269
Steel Dynamics, Inc.	27,223	1,250,897

		1,861,166

Real Estate 9.5%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	31,931	1,684,999
Community Healthcare Trust, Inc.	58,569	1,749,456
Easterly Government Properties, Inc.	69,591	1,375,118
Gaming and Leisure Properties, Inc.	15,400	551,320
Highwoods Properties, Inc.	28,006	1,420,744
Pebblebrook Hotel Trust (a)	46,968	1,822,359
STAG Industrial, Inc.	54,900	1,494,927

		10,098,923

Utilities 3.8%
Electric Utilities 2.7%
Alliant Energy Corp.	27,312	1,155,844
IDACORP, Inc.	17,781	1,640,119

		2,795,963

	Shares	Value ($)

Gas Utilities 1.1%
ONE Gas, Inc.	16,076	1,201,519
Total Common Stocks (Cost $86,653,401)		103,183,861

Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (b) (c) (Cost $2,299,160)	2,299,160	2,299,160

Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 1.85% (b) (Cost $2,975,066)	2,975,066	2,975,066

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $91,927,627)	102.4	108,458,087
Other Assets and Liabilities, Net	(2.4)	(2,581,366)
Net Assets	100.0	105,876,721

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares,” 1.80% (b) (c)
—	2,299,160	—	—	—	979	—	2,299,160	2,299,160
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 1.85% (b)
4,418,900	25,171,412	26,615,246	—	—	29,730	—	2,975,066	2,975,066
4,418,900	27,470,572	26,615,246	—	—	30,709	—	5,274,226	5,274,226

*	Non-income producing security.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $2,262,843, which is 2.1% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$103,183,861	$—	$—	$103,183,861
Short-Term Investments (d)	5,274,226	—	—	5,274,226
Total	$108,458,087	$—	$—	$108,458,087

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $86,653,401) — including $2,262,843 of securities loaned	$103,183,861
Investment in DWS Government & Agency Securities Portfolio (cost $2,299,160)*	2,299,160
Investment in DWS Central Cash Management Government Fund (cost $2,975,066)	2,975,066
Receivable for Fund shares sold	121,406
Dividends receivable	88,836
Interest receivable	4,275
Other assets	984
Total assets	108,673,588

Liabilities
Payable upon return of securities loaned	2,299,160
Payable for Fund shares redeemed	370,089
Accrued management fee	53,293
Accrued Trustees’ fees	1,746
Other accrued expenses and payables	72,579
Total liabilities	2,796,867
Net assets, at value	$105,876,721

Net Assets Consist of
Undistributed net investment income	394,977
Net unrealized appreciation (depreciation) on investments	16,530,460
Accumulated net realized gain (loss)	5,362,593
Paid-in capital	83,588,691
Net assets, at value	$105,876,721

Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($86,684,326 ÷ 5,939,875 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$14.59
Class B
Net Asset Value, offering and redemption price per share ($19,192,395 ÷ 1,313,911 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$14.61

*	Represents collateral on securities loaned.

     Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends	$813,208
Income distributions — DWS Cash Management Government Fund	29,730
Securities lending income, net of borrower rebates	979
Total income	843,917
Expenses:
Management fee	356,602
Administration fee	54,862
Services to Shareholders	1,311
Record keeping fee (Class B)	11,268
Distribution service fees (Class B)	22,949
Custodian fee	2,781
Professional fees	35,068
Reports to shareholders	12,526
Trustees’ fees and expenses	4,723
Other	4,780
Total expenses before expense reductions	506,870
Expense reductions	(30,361)
Total expenses after expense reductions	476,509
Net investment income	367,408

Realized and Unrealized gain (loss)
Net realized gain (loss) from investments	5,388,693
Change in net unrealized appreciation (depreciation) on investments	(5,353,790)
Net gain (loss)	34,903
Net increase (decrease) in net assets resulting from operations	$402,311

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	|	7

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income (loss)	$367,408	$1,467,106
Net realized gain (loss)	5,388,693	18,971,820
Change in net unrealized appreciation (depreciation)	(5,353,790)	(5,654,443)
Net increase (decrease) in net assets resulting from operations	402,311	14,784,483
Distributions to shareholders from:
Net investment income:
Class A	(1,224,311)	(1,100,828)
Class B	(180,146)	(59,126)
Net realized gains:
Class A	(15,813,624)	(3,269,636)
Class B	(3,183,578)	(353,505)
Total distributions	(20,401,659)	(4,783,095)
Fund share transactions:
Class A
Proceeds from shares sold	2,257,125	6,806,078
Reinvestment of distributions	17,037,935	4,370,464
Cost of shares redeemed	(12,065,125)	(77,117,368)
Net increase (decrease) in net assets from Class A share transactions	7,229,935	(65,940,826)
Class B
Proceeds from shares sold	1,961,821	4,800,663
Reinvestment of distributions	3,363,724	412,631
Cost of shares redeemed	(1,338,281)	(3,308,695)
Net increase (decrease) in net assets from Class B share transactions	3,987,264	1,904,599
Increase (decrease) in net assets	(8,782,149)	(54,034,839)
Net assets at beginning of period	114,658,870	168,693,709
Net assets at end of period (including undistributed net investment income of $394,977 and $1,432,026, respectively)	$105,876,721	$114,658,870

Other Information
Class A
Shares outstanding at beginning of period	5,375,574	9,208,579
Shares sold	139,207	399,609
Shares issued to shareholders in reinvestment of distributions	1,188,970	259,221
Shares redeemed	(763,876)	(4,491,835)
Net increase (decrease) in Class A shares	564,301	(3,833,005)
Shares outstanding at end of period	5,939,875	5,375,574
Class B
Shares outstanding at beginning of period	1,037,183	923,852
Shares sold	122,608	283,457
Shares issued to shareholders in reinvestment of distributions	234,243	24,445
Shares redeemed	(80,123)	(194,571)
Net increase (decrease) in Class B shares	276,728	113,331
Shares outstanding at end of period	1,313,911	1,037,183

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$17.88		$16.65	$15.97	$17.79	$17.08	$12.78
Income (loss) from investment operations:
Net investment income[a]	.06		.17	.15	.09	.05	.12
Net realized and unrealized gain (loss)	(.05)		1.55	2.34	(.31)	.88	4.35
Total from investment operations	.01		1.72	2.49	(.22)	.93	4.47
Less distributions from:
Net investment income	(.24)		(.12)	(.10)	(.05)	(.14)	(.17)
Net realized gains	(3.06)		(.37)	(1.71)	(1.55)	(.08)	—
Total distributions	(3.30)		(.49)	(1.81)	(1.60)	(.22)	(.17)
Net asset value, end of period	$14.59		$17.88	$16.65	$15.97	$17.79	$17.08
Total Return (%)	.36	b**	10.52 [b]	16.89 [b]	(1.91)	5.53	35.24

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	87		96	153	161	205	240
Ratio of expenses before expense reductions (%)[c]	.86	*	.83	.83	.80	.82	.82
Ratio of expenses after expense reductions (%)[c]	.81	*	.83	.82	.80	.82	.82
Ratio of net investment income (%)	.73	d*	.98	.99	.51	.32	.81
Portfolio turnover rate (%)	43	**	35	53	25	34	115

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

[d]	Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/18		Years Ended December 31,
Class B	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$17.86		$16.63	$15.95	$17.77	$17.07	$12.78
Income (loss) from investment operations:
Net investment income[a]	.03		.11	.09	.02	(.01)	.07
Net realized and unrealized gain (loss)	(.05)		1.55	2.34	(.29)	.87	4.34
Total from investment operations	(.02)		1.66	2.43	(.27)	.86	4.41
Less distributions from:
Net investment income	(.17)		(.06)	(.04)	—	(.08)	(.12)
Net realized gains	(3.06)		(.37)	(1.71)	(1.55)	(.08)	—
Total distributions	(3.23)		(.43)	(1.75)	(1.55)	(.16)	(.12)
Net asset value, end of period	$14.61		$17.86	$16.63	$15.95	$17.77	$17.07
Total Return (%)	.20	b**	10.13 [b]	16.47 [b]	(2.21)	5.09	34.70

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19		19	15	14	17	20
Ratio of expenses before expense reductions (%)[c]	1.24	*	1.19	1.19	1.16	1.17	1.17
Ratio of expenses after expense reductions (%)[c]	1.16	*	1.19	1.18	1.16	1.17	1.17
Ratio of net investment income (loss) (%)	.39	d*	.65	.57	.14	(.04)	.45
Portfolio turnover rate (%)	43	**	35	53	25	34	115

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

[d]	Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	|	9

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP) (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (formerly Deutsche Variable Series II) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into

10	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $92,833,398. The net unrealized appreciation for all investments based on tax cost was $21,901,608. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $24,836,354 aggregate gross unrealized depreciation for all investments in which was an excess of ax cost over value of $2,934,746.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from Real Estate Investment

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	|	11

Trusts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment transactions (excluding short-term investments) aggregated $45,927,778 and $53,087,275, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million	.650%
Next $750 million	.620%
Next $1.5 billion	.600%
Next $2.5 billion	.580%
Next $2.5 billion	.550%
Next $2.5 billion	.540%
Next $2.5 billion	.530%
Over $12.5 billion	.520%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.

12	|	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

For the period from January 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.81%
Class B	1.16%

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$23,410
Class B	6,951
$30,361

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $54,862, of which $8,926 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Service to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$311	$102
Class B	230	74
	$541	$176

Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2018, the Distribution Service Fee aggregated $22,949, of which $3,956 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $4,907, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	|	13

D. Ownership of the Fund

At June 30, 2018, one participating insurance company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 71%. Four participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 31%, 20%, 17% and 12%.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

F. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series II was renamed Deutsche DWS Variable Series II and Deutsche Small Mid Cap Value VIP was renamed DWS Small Mid Cap Value VIP.

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Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–Actual	Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–Hypothetical	5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,003.60	$1,002.00
Expenses Paid per $1,000*	$4.02	$5.76

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,020.78	$1,019.04
Expenses Paid per $1,000*	$4.06	$5.81

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	.81%	1.16%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

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Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

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Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Small Mid Cap Value VIP’s (now known as DWS Small Mid Cap Value VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	|	17

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered

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benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

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VS2SMCV-3 (R-028381-7 8/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series II

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/15/2018